UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 86.49%

Corporate-Backed 5.79%

Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-	$8,000	$8,165,600
Beaver Co IDA - FirstEnergy Rmkt	2.70%	4/1/2035	BBB-	12,000	12,186,360
Burke Co Dev - GA Power	1.75%	12/1/2049	A	10,000	10,105,000
Burke Co Dev - GA Transmission	1.25%	1/1/2052	AA-	7,250	7,267,980
Burke Co Dev - Oglethorpe Power	2.40%	1/1/2040	A	3,005	3,040,489
CA Poll Ctl - Waste Mgmt	1.55%	2/1/2019	A-	3,475	3,487,301
Charles City Co EDA - Waste Mgmt	3.125%	2/1/2029	A-	5,000	5,215,100
Citizens Property Insurance Corp	4.25%	6/1/2017	A+	2,690	2,895,704
Citizens Property Insurance Corp	5.00%	6/1/2017	A+	19,925	21,842,383
Citizens Property Insurance Corp	5.00%	6/1/2018	A+	8,000	9,022,000
Citizens Property Insurance Corp	5.50%	6/1/2017	A+	3,365	3,726,973
Farmington Poll Ctl - So Cal Edison	2.875%	4/1/2029	Aa3	7,500	7,541,250
Gloucester Co Impt Auth - Waste Mgmt	2.125%	12/1/2029	A-	4,500	4,630,095
Gulf Coast Waste Disp - US Steel	5.75%	9/1/2017	BB-	6,850	7,326,623
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-	4,780	5,053,942
IL Fin Auth - Prairie Power Rmkt	1.30%	7/1/2042	A	6,360	6,403,948
Mobile Indl Poll Ctl - AL Power Co Rmkt	1.65%	6/1/2034	A1	3,000	3,043,080
NY Env Facs - Waste Mgmt	2.75%	7/1/2017	A-	1,000	1,038,350
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB	3,500	3,815,665
Valdez Marine Term - BP Rmkt	5.00%	1/1/2018	A	9,075	10,243,406
WV Poll Ctl - Appalachian Pwr	1.625%	10/1/2022	Baa1	2,500	2,518,200
Total					138,569,449

Education 5.41%

AZ Brd Regents COP - Univ of AZ	4.00%	6/1/2017	Aa3	2,050	2,202,746
AZ Brd Regents COP - Univ of AZ	4.00%	6/1/2018	Aa3	2,140	2,342,936
AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2017	Aa3	5,750	6,314,880
AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2018	Aa3	3,215	3,626,842
CA State Univ Sys	5.00%	11/1/2020	Aa2	5,000	5,971,650
Clarion Co IDA - Clarion Univ Hsg BANS	1.05%	5/1/2016	NR	5,000	5,000,000
Cleveland State Univ	5.00%	6/1/2018	A+	1,000	1,119,210
Cleveland State Univ	5.00%	6/1/2019	A+	1,265	1,442,492
CT Hlth & Ed - Yale Univ	0.80%	7/1/2048	AAA	6,000	6,021,240
Curators Univ Sys	5.00%	11/1/2019	AA+	5,000	5,851,250
Harris Co Cultural Ed - Baylor Clg / Med	1.09%#	11/15/2045	A-	12,475	12,499,950
MA Hlth & Ed - Amherst Clg	1.70%	11/1/2038	Aaa	4,565	4,621,606
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2019	NR	650	697,463
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2024	NR	1,135	1,204,076
NC Cap Facs - High Point Univ	4.00%	5/1/2017	BBB+	2,785	2,943,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NC Cap Facs - High Point Univ	5.00%	5/1/2018	BBB+	$1,640	$1,813,348
NY Dorm - CUNY (NPFGC)	5.00%	7/1/2015	AA	1,565	1,601,637
PA HI Ed - Univ of Penn	5.00%	9/1/2017	AA+	5,025	5,583,428
PR Indl Tourist - Inter American Univ	5.00%	10/1/2015	A-	800	817,840
PR Indl Tourist - Inter American Univ	5.00%	10/1/2016	A-	1,000	1,043,390
PR Indl Tourist - Inter American Univ	5.00%	10/1/2018	A-	2,500	2,649,025
Texas A&M Univ	5.00%	5/15/2019	Aaa	7,200	8,338,392
Univ of Delaware	0.70%	11/1/2037	AA+	8,175	8,197,563
Univ of North Carolina - Chapel Hill	0.854%#	12/1/2041	AAA	25,000	25,271,750
Univ Sys of MD	1.25%	7/1/2023	AA+	8,100	8,100,000
Wayne State Univ	5.00%	11/15/2015	AA-	3,975	4,130,780
Total					129,407,239

General Obligation 22.82%

CA State GO	5.00%	9/1/2018	Aa3	3,750	4,275,075
CA State GO	5.00%	9/1/2018	Aa3	7,500	8,550,150
CA State GO	5.00%	9/1/2018	Aa3	8,050	9,177,161
CA State GO	5.00%	10/1/2018	Aa3	6,600	7,539,510
CA State GO	5.00%	11/1/2018	Aa3	12,150	13,907,619
CA State GO	5.00%	2/1/2019	Aa3	14,750	16,982,265
CA State GO	5.00%	9/1/2020	Aa3	10,000	11,836,300
CA State GO	5.50%	4/1/2019	Aa3	8,715	10,250,234
CA State GO	6.00%	4/1/2019	Aa3	2,500	2,991,850
Carmel Sch Bld Corp (AGM)	4.75%	7/15/2019	AA	6,105	6,551,275
Chicago GO (AGM)	5.00%	1/1/2017	AA	9,000	9,030,240
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2019	AA+	1,250	1,447,800
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2020	AA+	1,150	1,356,931
Clark Co Sch Dist Ltd Tax	5.00%	6/15/2016	AA-	7,500	7,987,575
Cook Co GO	5.00%	11/15/2017	AA	5,010	5,528,385
CT State GO	5.00%	8/15/2021	AA	5,000	5,968,500
CT State GO (SIFMA)	0.96%#	5/15/2018	AA	4,000	4,069,920
Detroit - State Aid GO	5.00%	11/1/2015	AA	6,775	6,888,549
Douglas Co SD	4.00%	11/15/2018	Aa1	5,085	5,632,400
Georgia GO	5.00%	2/1/2019	AAA	10,000	11,530,600
Goose Creek CISD PSF GTD	3.00%	2/15/2035	AAA	10,475	11,004,092
HI State GO	5.00%	11/1/2021	AA	5,000	6,015,250
Houston - Indep Sch Dist PSF GTD	5.00%	2/15/2019	AAA	8,570	9,893,894
Houston GO	5.00%	3/1/2018	AA+	7,365	8,267,212
IL State GO	5.00%	8/1/2016	A-	7,000	7,433,720
IL State GO	5.00%	7/1/2017	A-	6,000	6,522,840
IL State GO	5.00%	10/1/2017	A-	4,575	4,589,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	5.00%	2/1/2020	A-	$575	$645,363
IL State GO (AGM)	5.50%	5/1/2016	AA	7,000	7,423,220
Kane Cook & Du Page Co Sch Dist #46	4.00%	1/1/2015	AA-	9,450	9,450,000
Kansas City MO GO	4.00%	2/1/2018	AA	9,000	9,825,570
Katy ISD PSF GTD	0.754%#	8/15/2036	AAA	20,000	20,007,800
Katy ISD PSF GTD	5.00%	2/15/2019	AAA	1,310	1,506,683
Katy ISD PSF GTD	5.00%	2/15/2020	AAA	3,000	3,520,890
Los Angeles USD	5.00%	7/1/2017	Aa2	10,000	11,081,500
Los Angeles USD	5.00%	7/1/2018	Aa2	8,000	9,120,240
MA State GO	0.24%#	8/1/2043	AA+	14,000	14,001,400
Madison Co CUSD #2 - Triad (NPFGC)(FGIC)	5.25%	1/1/2015	AA-	2,035	2,035,000
Miami Dade Co GO	4.25%	10/1/2017	AA	6,320	6,878,309
Miami Dade Co Sch Brd COP	5.00%	11/1/2019	A1	6,500	7,498,140
Miami Dade Co Sch Brd COP	5.00%	11/1/2020	A1	5,000	5,814,050
MS Dev Bank - Marshall Co	5.00%	1/1/2018	AA-	2,975	3,315,846
NJ State GO	5.00%	6/1/2019	A1	13,400	15,280,154
Northside ISD PSF GTD	2.00%	6/1/2039	Aaa	1,040	1,054,061
Northside ISD PSF GTD	2.00%	8/1/2044	Aaa	5,285	5,370,723
NY Dorm - Sch Dist (AGM)	4.00%	10/1/2017	AA	2,255	2,439,662
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2018	AA	1,350	1,532,615
NYC GO	5.00%	8/1/2017	AA	5,890	6,513,103
NYC GO	5.00%	8/1/2018	AA	10,000	11,346,300
NYC GO	5.00%	8/1/2019	AA	14,885	17,213,014
NYC GO	5.00%	8/1/2019	AA	5,585	6,458,494
NYC GO	5.00%	8/1/2021	AA	7,410	8,802,117
OH State GO	5.00%	9/15/2018	AA+	6,200	7,069,922
PA State GO	5.00%	11/15/2017	AA-	10,000	11,157,300
PA State GO	5.00%	7/1/2019	AA-	7,500	8,648,850
Pittsburgh PA Sch District	4.00%	9/1/2018	Aa3	7,090	7,720,301
PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2016	BB	1,865	1,898,216
Rangely CO Hosp Dist	4.50%	11/1/2021	Baa1	7,050	7,724,896
RI State GO	5.00%	8/1/2017	AA	5,000	5,531,650
RI State GO	5.00%	8/1/2018	AA	5,000	5,676,900
San Francisco City & Co GO	5.00%	6/15/2018	AA+	8,725	9,934,547
Shelby Co GO	4.75%	3/1/2018	AA+	5,525	6,177,337
South San Francisco USD	4.00%	6/15/2018	NR	6,165	6,797,961
Utah GO	5.00%	7/1/2017	AAA	13,445	14,884,959
Vale Verde USD	3.00%	8/1/2018	NR	4,000	4,126,800
WA State GO	4.00%	7/1/2018	AA+	10,000	10,992,800
WA State GO	5.00%	2/1/2019	AA+	5,640	6,479,006
WA State GO	5.00%	2/1/2019	AA+	7,900	9,075,204
WI State GO	5.00%	5/1/2019	AA	5,025	5,801,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

WI State GO	5.00%	5/1/2019	AA		$8,440	$9,743,558
WI State GO	5.00%	5/1/2020	AA		7,110	8,357,663
Williamson Co GO	4.00%	2/15/2018	AAA		3,000	3,273,780
Woonsocket GO	7.125%	6/15/2016	B3		1,800	1,860,138
Total						546,296,231

Health Care 8.45%

Abag Fin Auth - Episcopal Senior	2.50%	7/1/2019	BBB+	(a)	2,625	2,627,179
Ashland Med Ctr - Kings Daughters (SIFMA)	1.79%#	2/1/2040	A3		15,000	15,070,050
AZ Hlth Facs - Phoenix Childrens Hsp	1.89%#	2/1/2048	BBB+		11,500	11,838,790
CA Hlth - Childrens Hsp Los Angeles	1.84%#	7/1/2042	BBB+		9,250	9,391,432
CA Hlth - City of Hope	5.00%	11/15/2017	A+		1,050	1,167,737
CA Hlth - Packard Childrens Hsp	1.45%	8/15/2023	AA-		3,500	3,547,775
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,571,850
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,798,400
CA Stwde - Fountainview Gonda	2.50%	8/1/2020	A+		3,500	3,568,880
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,150	1,155,302
Charlotte Meck Hsp - Carolinas Hlth (NPFGC)(FGIC)(IBC)	5.00%	1/15/2015	AA-		2,275	2,278,913
CO Hlth Facs - Total Longterm Care	4.25%	11/15/2015	BBB+	(a)	315	319,750
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2018	A		2,705	3,024,406
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2019	A		2,835	3,215,117
CT Hlth & Ed - Stamford Hsp	5.00%	7/1/2015	A-		1,980	2,024,392
Duluth EDA - St Lukes Hsp	4.75%	6/15/2022	NR		5,000	5,275,400
Gaithersburg Econ Dev - Asbury	5.00%	1/1/2015	BBB	(a)	2,950	2,950,000
IL Fin Auth - Provena Hlth	5.25%	5/1/2015	BBB+		2,000	2,027,660
IN Hlth Facs - Ascension Hlth	1.60%	11/15/2036	AA+		11,500	11,686,070
Jackson Co Hospital Fin Auth	4.00%	6/1/2015	A-		3,600	3,641,796
Jackson Co Hospital Fin Auth	4.00%	6/1/2016	A-		2,855	2,973,996
Karnes Co Hsp Dist	4.00%	2/1/2019	BBB	(a)	2,000	2,140,180
Kaweah Delta Hlth Care Dist	5.00%	6/1/2017	A3		2,000	2,168,520
Lubbock Hlth - St Joseph Hlth	1.125%	7/1/2030	AA-		12,920	13,035,505
MA DFA - Boston Med Ctr	5.00%	7/1/2017	BBB+		2,000	2,179,620
MA DFA - Boston Med Ctr	5.00%	7/1/2018	BBB+		5,090	5,680,745
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2019	BBB		3,000	3,434,250
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2020	BBB		3,000	3,485,730
MN Agric & Econ Dev - Essentia Hlth Rmkt (AG)	5.00%	2/15/2015	AA		1,335	1,341,461
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2018	BB+		1,000	1,060,740
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2019	BB+		1,450	1,556,619
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2020	BB+		1,305	1,405,916
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	A-		8,000	9,146,800
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2016	BB+		3,160	3,302,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2017	BB+		$3,850	$4,108,450
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2017	BB		5,000	5,365,800
OR Facs Auth - Providence Hlth	0.27%#	10/1/2017	AA-		5,750	5,750,977
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2015	BB+		1,500	1,526,070
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2016	BB+		1,500	1,573,920
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2017	BB+		1,500	1,613,535
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2016	A-		3,385	3,508,688
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2017	A-		2,555	2,690,338
Rochester Hlth Care - Mayo Clinic	4.00%	11/15/2038	AA		5,500	6,085,475
San Buenaventura - Cmnty Mem Hlth	5.00%	12/1/2016	BB		1,750	1,856,295
San Buenaventura - Cmnty Mem Hlth	5.25%	12/1/2017	BB		1,750	1,910,107
San Buenaventura - Cmnty Mem Hlth	5.75%	12/1/2018	BB		1,800	2,034,090
Sartell Hlth Care - Country Manor	4.00%	9/1/2020	NR		2,300	2,325,438
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	NR		3,400	3,560,208
Westchester Co Hlth Care	5.00%	11/1/2015	A3		3,215	3,330,708
WI Hlth & Ed - Aurora Hlth	1.25%	8/15/2025	A3		5,500	5,521,120
WI PFA - Rose Villa	3.75%	11/15/2019	NR		435	439,781
Total						202,294,371

Housing 0.20%

CA Stwde - American Baptist	2.40%	10/1/2020	BBB		1,250	1,252,163
Los Angeles Regl Fin Auth - Montecedro Prk	3.00%	11/15/2021	A+		1,500	1,525,485
WA Hsg - Emerald Heights	3.00%	7/1/2016	A-	(a)	1,020	1,036,065
WA Hsg - Emerald Heights	4.00%	7/1/2018	A-	(a)	1,000	1,059,740
Total						4,873,453

Lease Obligations 6.94%

Broward Co Sch Brd COP (AMBAC)	5.25%	7/1/2017	A1		7,015	7,758,029
Buncombe Co Ltd Oblig	5.00%	6/1/2019	AA+		800	920,328
Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+		750	878,505
CA Pub Wks - Dept Hsps	4.00%	6/1/2017	A1		2,395	2,576,421
CA Pub Wks - Dept Hsps	4.00%	6/1/2018	A1		4,790	5,245,912
CA Pub Wks - Dept of Correction	5.00%	6/1/2017	A1		6,100	6,706,950
CA Pub Wks - Dept of Correction	5.00%	1/1/2019	A1		4,000	4,576,440
CA Pub Wks - Dept of Correction	5.00%	1/1/2020	A1		5,000	5,835,100
CA Pub Wks - Various Cap Proj	5.00%	4/1/2018	A1		2,800	3,147,144
CA Pub Wks - Various Cap Proj	5.00%	11/1/2018	A1		2,000	2,280,440
Cleveland COP - Cleveland Stadium	5.00%	11/15/2015	A		5,420	5,635,770
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2018	AA-		4,535	5,173,301
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2018	AA		3,000	3,384,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

IN Office Bldg Commn - New Castle Corr (NPFGC)	5.25%	7/1/2016	Aa1	$1,785	$1,911,753
KY Ppty & Bldgs Commn - Proj #83 (AMBAC)	5.00%	10/1/2015	Aa3	6,085	6,299,740
LA PFA - Hurricane Recovery	4.00%	6/1/2018	Aa3	4,290	4,704,371
Los Angeles Co Cap Asset Corp	5.00%	12/1/2015	AA	4,195	4,370,267
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA	1,000	1,153,050
Los Angeles Mun Impt Corp	5.00%	3/1/2018	A+	5,000	5,615,800
Los Angeles Mun Impt Corp	5.00%	3/1/2019	A+	9,500	10,908,090
Los Angeles USD COP	5.00%	10/1/2017	A+	3,000	3,334,230
Los Angeles USD COP	5.00%	10/1/2018	A+	3,000	3,416,430
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	11,909,860
NJ EDA - Sch Facs	5.00%	3/1/2017	A2	10,000	10,800,600
NJ EDA - Sch Facs (AMBAC)	5.50%	12/15/2019	A2	5,000	5,793,950
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2016	AA-	1,225	1,334,711
NY Twy Auth - Svc Contract	5.00%	4/1/2018	AA	7,500	8,437,500
Palm Beach Co Sch Brd COP	5.00%	8/1/2032	Aa3	2,500	2,670,750
Philadelphia Redev Auth	5.00%	4/15/2017	A+	1,135	1,224,029
Philadelphia Redev Auth	5.00%	4/15/2018	A+	1,670	1,841,409
PR Pub Bldg Auth GTD	5.75%	7/1/2016	BB	4,145	3,815,099
San Diego Conv Ctr Fing Auth	4.00%	4/15/2017	AA-	1,250	1,341,750
San Diego Conv Ctr Fing Auth	4.00%	4/15/2018	AA-	2,100	2,296,770
San Francisco City & Co COP	5.00%	9/1/2017	AA	12,640	14,027,114
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA	1,750	1,750,210
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA	920	920,000
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA	2,250	2,249,978
Total					166,246,281

Other Revenue 5.66%

Austin Convention†	6.00%	1/1/2015	BB	1,580	1,580,000
CA Muni Fin - Republic Svcs	0.30%#	9/1/2021	BBB+	12,000	12,000,000
Central Plains - RBC	5.00%	8/1/2039	Aa3	8,000	9,187,920
Farmington Poll Ctl - El Paso Elec	1.875%	6/1/2032	Baa1	5,000	5,093,050
FL Brd Ed - Lottery Rev (AMBAC)	5.00%	7/1/2015	AAA	3,200	3,274,912
Florence Twn IDA - Legacy Trad Sch	4.00%	7/1/2018	BB	410	422,648
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2022	A1	4,040	4,751,646
MA Fed Hwy - GANS Brdg Prog	5.00%	6/15/2017	AAA	10,000	11,041,700
MA Fed Hwy - GANS Brdg Prog	5.00%	6/15/2018	AAA	8,385	9,513,789
Maricopa Co Poll Ctl - NM Pub Svc	4.00%	6/1/2043	BBB	10,000	10,083,600
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2015	A+	1,700	1,728,645
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+	1,600	1,687,296
Minneapolis National Marrow Donor Prog	4.00%	8/1/2015	BBB+	4,535	4,599,805
Mission EDC - Republic Svcs	0.30%#	1/1/2020	BBB+	8,000	8,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

NYC Cultural - Whitney Museum	5.00%	7/1/2017	A	$6,175	$6,775,210
PA Econ Dev - PPL Energy Supply	3.00%	12/1/2038	Ba1	3,000	3,037,920
PA Econ Dev - PPL Energy Supply Rmkt	3.00%	12/1/2037	Ba1	12,000	12,151,680
PA Econ Dev - Unemployment Comp	5.00%	7/1/2019	Aaa	5,000	5,810,750
PA IDA - Economic Dev	5.00%	7/1/2018	A1	2,595	2,907,049
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%	12/1/2015	AA-	10,000	10,152,700
WA Eda - Waste Mgmt†	2.125%	6/1/2020	A-	1,500	1,517,985
Wise Co IDA - VA Elec & Pwr CO	2.375%	11/1/2040	A2	10,000	10,153,900
Total					135,472,205

Special Tax 0.92%

Brea Redev Agy	5.00%	8/1/2019	AA-	2,000	2,313,760
Brea Redev Agy	5.00%	8/1/2020	AA-	2,100	2,469,180
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2017	BBB+	2,000	2,147,540
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2018	BBB+	1,250	1,359,800
Emeryville Redev Agy	4.00%	9/1/2017	A+	4,000	4,326,480
Emeryville Redev Agy	5.00%	9/1/2018	A+	1,875	2,131,031
Emeryville Redev Agy	5.00%	9/1/2019	A+	1,000	1,158,170
Pittsburg Redev Agy	5.00%	8/1/2017	A	3,045	3,358,909
Pittsburg Redev Agy	5.00%	8/1/2018	A	2,500	2,830,000
Total					22,094,870

Tax Revenue 5.97%

AL Pub Sch & Clg Auth	5.00%	5/1/2015	Aa1	2,800	2,842,616
Dallas Area Rapid Trans	5.00%	12/1/2018	AA+	2,500	2,865,250
Dallas Area Rapid Trans	5.00%	12/1/2019	AA+	2,000	2,335,840
Des Moines ISD	5.00%	6/1/2015	A+	2,810	2,864,036
FL Dept Env Protn - Florida Forever	4.00%	7/1/2017	AA-	11,470	12,365,807
IL Sales Tax	5.00%	6/15/2018	AAA	9,500	10,754,760
IL State - Unemployment Insurance Fund Bldg	5.00%	12/15/2018	AA	5,000	5,307,100
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2018	AA+	7,000	7,979,090
Met Atlanta Rapid Trans Auth	0.32%#	7/1/2025	AAA	8,000	8,012,560
MTA NY - Dedicated Tax	4.00%	11/15/2018	AA	4,490	4,969,757
NJ EDA - Cigarette Tax	5.00%	6/15/2016	BBB+	2,005	2,125,160
NJ EDA - Cigarette Tax	5.00%	6/15/2017	BBB+	3,000	3,278,040
NJ EDA - Cigarette Tax	5.00%	6/15/2018	BBB+	8,500	9,521,530
NY UDC - PIT	5.00%	3/15/2017	AAA	10,000	10,935,800
NY UDC - PIT	5.00%	3/15/2018	AAA	10,000	11,256,600
NYC TFA - Future Tax	5.00%	11/1/2016	AAA	5,500	5,949,790
PA Econ Dev - Unemployment Comp	5.00%	7/1/2022	Aaa	9,075	9,674,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Phoenix Civic Impt Corp - Light Rail Proj	5.00%	7/1/2019	AA	$4,670	$5,416,173
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2018	AAA	7,620	8,661,654
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2019	AAA	6,355	7,385,463
UT Trans Auth	1.35%	6/15/2017	A1	2,500	2,521,125
UT Trans Auth	1.60%	6/15/2018	A1	5,750	5,822,967
Total					142,845,794

Tobacco 1.92%

Golden St Tobacco	5.00%	6/1/2020	A1	5,300	6,277,320
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2015	A	8,085	8,236,513
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2021	A	4,020	4,745,811
Tobacco Settlement Auth WA	5.00%	6/1/2017	A	2,000	2,190,440
Tobacco Settlement Auth WA	5.00%	6/1/2018	A	2,000	2,249,080
Tobacco Settlement Auth WA	5.00%	6/1/2019	A	4,990	5,706,115
Tobacco Settlement Fin Corp LA	5.00%	5/15/2016	A	2,500	2,656,325
Tobacco Settlement Fin Corp LA	5.00%	5/15/2017	A	2,000	2,208,740
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	5,270	5,269,789
Tobacco Settlement Fin Corp NY	5.00%	6/1/2017	AA	5,850	6,436,463
Total					45,976,596

Transportation 10.45%

Alameda Corridor Trsp Auth	5.00%	10/1/2019	A-	1,000	1,162,900
Atlanta Arpt	5.00%	1/1/2018	Aa3	1,000	1,119,590
Bay Area Toll Auth	0.74%#	4/1/2047	AA	8,000	8,120,720
Bay Area Toll Auth	1.50%	4/1/2047	AA	5,000	5,041,600
Bay Area Toll Auth Rmkt	0.958%#	4/1/2045	AA	15,000	15,195,300
Chicago O’Hare Arpt	5.00%	1/1/2018	A2	5,655	6,299,331
Clark Co Arpt	5.00%	7/1/2018	A	8,000	9,017,280
Clark Co PFC - McCarran Arpt(c)	5.25%	7/1/2018	A+	7,090	8,077,921
Fairfax Co EDA - Silver Line Phase I	5.00%	4/1/2017	AA	2,000	2,179,240
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	7,500	8,173,350
Harris Co Toll Rd	0.68%#	8/15/2021	Aa3	4,000	4,011,440
Houston Arpt	5.00%	7/1/2017	A	1,500	1,650,465
IL Toll Hwy Auth	5.00%	12/1/2017	AA-	5,000	5,578,400
IL Toll Hwy Auth	5.00%	12/1/2019	AA-	7,500	8,790,450
KY Pub Trsp Auth - Downtown Crossing	5.00%	7/1/2017	Baa3	8,000	8,775,520
Long Beach Harbor	5.00%	11/15/2018	AA	7,500	8,614,125
MTA NY	0.454%#	11/1/2041	AA-	20,000	20,028,400
MTA NY	0.944%#	11/1/2030	AA-	7,370	7,438,909
MTA NY	5.00%	11/15/2016	AA-	5,000	5,411,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

MTA NY	5.00%	11/15/2018	AA-	$3,235	$3,695,761
MTA NY (AGM)	0.339%#	11/1/2022	AA	16,300	15,705,490
NC State GARVEE	4.00%	3/1/2023	AA	8,000	8,628,880
NJ Tpk Auth	5.00%	1/1/2020	A+	5,000	5,814,200
NJ Trans Trust Fund (NPFGC)	5.00%	6/15/2015	AA-	2,950	3,010,740
North TX Twy Auth	5.00%	1/1/2020	A2	2,500	2,894,100
NY Twy Auth	5.00%	1/1/2018	A	1,250	1,392,425
NY Twy Auth	5.00%	5/1/2019	A-	15,725	18,004,024
NY Twy Auth	5.00%	1/1/2020	A	2,000	2,334,040
NY Twy Auth - Hwy & Brdg	5.00%	4/1/2018	AA	3,405	3,830,625
OH Infrastructure	5.00%	12/15/2019	AA	2,500	2,912,650
OH Infrastructure	5.00%	12/15/2019	AA	6,000	6,990,360
Orlando & Orange Co Expwy Auth	5.00%	7/1/2018	A	4,000	4,517,440
Southeastern PA Transp Auth	5.00%	6/1/2017	A+	1,425	1,556,414
Southeastern PA Transp Auth	5.00%	6/1/2018	A+	1,280	1,432,589
St Louis Arpt - Lambert Intl Airport	5.00%	7/1/2018	A-	1,530	1,721,770
Triborough Brdg & Tunl Auth	5.00%	11/15/2018	AA-	3,750	4,291,762
Triborough Brdg & Tunl Auth	5.00%	11/15/2021	AA-	5,000	6,031,450
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	1,650	2,023,082
WA St GARVEE - 520 Corridor	5.00%	9/1/2017	AA	16,930	18,735,923
Total					250,210,416

Utilities 11.96%

Amr Muni Pwr - Fremont Energy	5.00%	2/15/2017	A1	1,000	1,085,870
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2018	A1	2,900	3,234,254
Atlanta Wtr & Wastewtr	5.00%	11/1/2017	Aa3	3,000	3,339,840
Atlanta Wtr & Wastewtr	5.00%	11/1/2018	Aa3	2,500	2,850,550
Atlanta Wtr & Wastewtr (NPFGC)	5.50%	11/1/2018	AA-	4,425	5,127,778
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2019	AAA	8,720	10,283,932
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2020	AAA	12,640	15,201,243
CO Public Auth - ML	5.75%	11/15/2018	A-	5,690	6,173,024
East Baton Rouge Swr Comm	0.61%#	2/1/2046	AA-	7,500	7,492,200
Escambia Co Solid Waste - Gulf Pwr	1.35%	4/1/2039	A	7,500	7,527,900
Guam Pwr Auth (AGM)	5.00%	10/1/2019	AA	1,000	1,156,440
Houston Util Sys	5.00%	11/15/2017	AA	2,000	2,233,880
Houston Util Sys	5.00%	11/15/2018	AA	5,000	5,726,400
Houston Util Sys	5.00%	11/15/2018	AA	1,750	2,004,240
Houston Util Sys	5.00%	11/15/2019	AA	2,485	2,898,628
Houston Util Sys	5.00%	5/15/2020	AA	5,000	5,892,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Houston Util Sys (SIFMA)	0.79%#	5/15/2034	AA	$23,000	$23,141,220
IL Fin Auth - Peoples Gas	2.625%	2/1/2033	Aa3	4,000	4,047,800
Intermountain Pwr Agy	5.00%	7/1/2018	A+	2,400	2,718,384
Intermountain Pwr Agy	5.00%	7/1/2019	A+	2,350	2,722,146
Lakeland Energy	0.79%#	10/1/2017	AA	17,000	17,127,160
Long Island Power Auth	0.763%#	5/1/2033	A-	10,000	9,994,500
Long Island Power Auth	4.00%	5/1/2018	A-	3,940	4,256,382
Los Angeles Wastewater	5.00%	6/1/2018	AA	3,000	3,406,920
Louisville/Jeff Co Met - Louisville Gas & Elec Co	1.15%	6/1/2033	A1	3,750	3,735,825
Louisville/Jeff Co Met - Louisville Gas & Elec Co	1.60%	6/1/2033	A-	4,000	4,027,320
Louisville/Jeff Co Poll Ctl - Louisville Gas & Elec Co	1.65%	10/1/2033	A1	6,000	6,087,540
MEAG - Proj 1	5.00%	1/1/2018	A	3,145	3,508,279
MEAG - Proj 1	5.00%	1/1/2021	A	7,000	8,244,040
Met Govt Nashville Water & Sewer	5.00%	7/1/2018	A+	4,415	4,990,981
MO Joint Muni Elec Util Commn	5.00%	1/1/2020	A2	2,000	2,310,100
NC Eastern Muni Pwr	5.00%	1/1/2015	A-	1,000	1,000,000
NC Eastern Muni Pwr (AG)	5.25%	1/1/2019	AA	5,075	5,714,399
NC Muni Pwr Agy #1 - Catawba Elec	5.00%	1/1/2018	A	15,000	16,732,650
New Orleans Sewer	5.00%	6/1/2018	A	1,000	1,115,320
NY Energy - NY St Elec & Gas	2.25%	12/1/2015	A3	10,000	10,132,000
OH Air Quality - FirstEnergy	2.25%	8/1/2029	BBB-	5,000	5,078,350
Peninsula Ports Auth - Dominion Proj	2.375%	10/1/2033	BBB+	5,000	5,066,900
PR Aqueduct & Swr Auth	5.00%	7/1/2015	BB-	2,000	1,940,560
PR Elec Pwr Auth	5.25%	7/1/2018	CCC	2,000	1,059,900
Rockport Poll Ctl - IN/MI Pwr Co	1.75%	6/1/2025	Baa1	5,500	5,527,170
Salt River Agric Imp & Pwr Dist	4.00%	1/1/2015	Aa1	2,550	2,550,000
San Antonio Elec & Gas	2.00%	12/1/2027	Aa2	7,500	7,683,975
So MN Muni Pwr Agy (AMBAC)	5.25%	1/1/2015	A+	5,000	5,000,000
Southern CA Met Wtr	3.50%	7/1/2037	AAA	9,515	9,967,629
Stockton PFA - Wastewater (BAM)	4.00%	9/1/2017	AA	875	942,349
Stockton PFA - Wastewater (BAM)	4.00%	9/1/2018	AA	1,000	1,093,000
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2019	AA	1,750	2,012,343
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2020	AA	1,000	1,167,140
TEAC - Goldman Sachs	5.25%	9/1/2018	A-	5,755	6,468,965
Truckee Meadows Water Auth	5.00%	7/1/2015	Aa2	5,000	5,117,800
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2018	A3	3,000	3,401,610
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2019	A3	1,000	1,154,230
York Co EDA - VA Elec & Pwr Co	1.875%	5/1/2033	A2	3,750	3,820,275
Total					286,293,391
Total Municipal Bonds (cost $2,044,940,468)					2,070,580,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 12.32%

MUNICIPAL BONDS 1.54%

Tax Revenue 0.07%

MI Fin Auth - Detroit Sch Dist	2.85%	8/20/2015	NR	$1,625	$1,633,336

General Obligation 1.47%

CA Sch Cash Res Prog	2.00%	2/27/2015	NR	5,000	5,013,200
Nassau Co TAN	2.00%	9/15/2015	NR	15,530	15,705,178
Newark TAN	1.75%	2/20/2015	NR	4,329	4,333,849
Suffolk Co TAN	2.00%	7/30/2015	NR	10,000	10,087,600
Total					35,139,827
Total Municipal Bonds (cost $36,764,212)					36,773,163

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
Variable Rate Demand Notes 10.78%

Corporate-Backed 3.06%

MS Bus Fin Corp - Grand Alliance	0.40%	1/1/2015	1/1/2033	BBB+	11,475	11,475,000
Port Arthur Nav Dist - Motiva	0.20%	1/2/2015	12/1/2039	A2	21,280	21,280,000
Port Arthur Nav Dist - Motiva	0.20%	1/2/2015	11/1/2040	A2	40,500	40,500,000
Total						73,255,000

Education 1.17%

Birmingham Ed - Miles Clg	0.50%	1/1/2015	2/1/2029	Baa3	1,225	1,225,000
Met Govt Nashville H & E - Fisk Univ	0.40%	1/1/2015	12/1/2020	Baa3	4,735	4,735,000
Milledgeville Co Dev - GA Clg/SU Fndtn (AMBAC)†	0.23%	1/1/2015	10/1/2024	AA+	5,000	5,000,000
NJ Higher Ed Assistance Auth†	0.24%	1/1/2015	6/1/2030	AA	12,000	12,000,000
OH Hi Ed - Univ Dayton	1.29%	1/1/2015	7/1/2016	A	5,000	5,008,400
Total						27,968,400

General Obligation 1.37%

NYC GO	0.16%	1/2/2015	4/1/2035	AA	32,900	32,900,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care 1.09%

Gulf Shores Med - Colonial Pinnacle	0.40%	1/1/2015	7/1/2034	Baa3	$2,920	$2,920,000
MD Hlth & Hi Ed - LifeBridge Hlth (AG)†	0.24%	1/1/2015	1/1/2038	AA	13,960	13,960,000
NJ Hlth - Christian Hlth Care Ctr	0.33%	1/1/2015	7/1/2038	A-	8,130	8,130,000
WI Hlth & Ed - Pooled Loan Fin	0.78%	1/7/2015	2/1/2022	A3	1,110	1,110,000
Total						26,120,000

Housing 0.45%

AK Hsg Fin Corp	0.14%	1/1/2015	12/1/2041	AA+	10,820	10,820,000

Lease Obligations 1.19%

Palm Beach Co Sch Brd COP	0.31%	1/1/2015	8/1/2029	BBB	28,500	28,500,000

Other Revenue 0.57%

Indianapolis Local Pub Impt Bd Bk†	0.23%	1/1/2015	2/1/2019	A	6,000	6,000,000
WI Hlth & Ed - Maranatha Baptist	0.79%	1/1/2015	8/1/2026	BBB+	7,700	7,700,000
Total						13,700,000

Pre-Refunded 0.22%

Harris Co Hlth - SCH Hlth Care†	0.18%	1/1/2015	7/1/2027	AA+	5,195	5,195,000

Utilities 1.66%

Las Vegas Valley Water District	0.10%	1/2/2015	6/1/2036	AA+	16,095	16,095,000
Las Vegas Valley Water District	0.10%	1/2/2015	6/1/2036	AA+	15,625	15,625,000
Maricopa Co Poll Ctl - AZ Pub Svc	0.27%	1/1/2015	5/1/2029	A-	8,000	8,000,000
Total						39,720,000

Total Variable Rate Demand Notes (cost $258,170,000)						258,178,400

Total Short-Term Investments (cost $294,934,212)						294,951,563

Total Investments in Securities 98.81% (cost $2,339,874,680)						2,365,531,859

Cash and Other Assets in Excess of Liabilities 1.19%						28,447,999

Net Assets 100.00%						$2,393,979,858

Note: See Footnotes to Schedules of Investments on page 92 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2014

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,107,353,459	$—	$2,107,353,459
Variable Rate Demand Notes	—	258,178,400	—	258,178,400
Total	$—	$2,365,531,859	$—	$2,365,531,859

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended December 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 96.70%

Corporate-Backed 7.19%

AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B3	$2,300	$2,322,356
Allegheny Co IDA - US Steel	6.50%	5/1/2017	BB-	3,315	3,572,907
Alliance Arpt - FedEx AMT	4.85%	4/1/2021	Baa1	1,000	1,030,120
Babylon IDA - Covanta	5.00%	1/1/2019	AA	4,000	4,533,080
Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-	6,000	6,124,200
Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	1,400	1,425,942
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	550	566,121
Burke Co Dev - Oglethorpe Power	2.40%	1/1/2040	A	4,000	4,047,240
Citizens Property Insurance Corp	5.00%	6/1/2018	A+	10,000	11,259,600
Citizens Property Insurance Corp	5.25%	6/1/2017	A+	7,000	7,711,550
Clayton Co SFR - Delta Airlines AMT	9.00%	6/1/2035	BB-	3,245	3,324,016
DeSoto Parish Env Impt - Intl Paper AMT	4.75%	3/1/2019	BBB	6,480	6,521,537
Farmington Poll Ctl - NM Pub Svc	4.75%	6/1/2040	BBB	5,000	5,314,850
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,750	1,975,855
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR	2,000	2,075,980
Gulf Coast IDA - CITGO AMT	4.875%	5/1/2025	B+	4,000	4,255,320
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-	7,500	7,929,825
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	BB-	5,000	5,428,950
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	BB-	4,175	4,391,348
IN Fin Auth - US Steel	6.00%	12/1/2019	BB-	5,000	5,582,350
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-	3,500	3,700,585
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB+	6,630	7,924,507
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	BBB	1,800	2,009,304
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,500,900
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	6,000	6,140,580
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	Baa1	6,000	6,146,340
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	Baa1	8,000	8,195,120
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	2,570	1,156,500
Nez Perce Co Poll Ctl - Potlatch	6.00%	10/1/2024	BB+	1,000	1,000,760
NH Poll Ctl - United Illuminating AMT	4.50%	7/1/2027	Baa1	5,000	5,078,500
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2	5,300	5,365,349
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	B	3,780	3,979,471
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	B	6,725	7,198,574
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	B	13,820	14,635,380
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	4,555	4,935,388
NYC IDA - Jetblue AMT	5.00%	5/15/2020	B	2,145	2,149,333
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	3,500	3,811,850
OH Wtr Dev Auth - FirstEnergy	4.00%	12/1/2033	BBB-	8,200	8,766,866
OK DFA - Waste Mgmt	2.375%	12/1/2021	A-	1,665	1,698,034
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	7,100,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	$7,710	$8,755,784
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB	10,500	11,446,995
Valdez Marine Term - BP	5.00%	1/1/2021	A	10,000	11,740,000
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR	1,500	1,690,035
Valparaiso Facs - Pratt Paper AMT	6.75%	1/1/2034	NR	5,000	6,033,550
West Pace Coop Dist(e)	9.125%	5/1/2039	NR	4,900	4,830,665
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A	5,000	5,878,550
WI PFA - TRIPS AMT	5.25%	7/1/2028	BBB	3,750	4,160,663
Total					246,422,742

Education 4.14%

AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2021	Aa3	6,745	7,968,610
CA Fin Auth - Biola Univ	5.00%	10/1/2028	Baa1	420	465,045
CA Fin Auth - Biola Univ	5.00%	10/1/2030	Baa1	430	474,419
CA Fin Auth - Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,138,191
CA State Univ Sys	5.00%	11/1/2024	Aa2	5,000	5,920,150
Cleveland State Univ	5.00%	6/1/2024	A+	1,775	2,060,793
Cuyahoga CCD	5.00%	8/1/2020	Aa2	1,800	2,081,646
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,891,850
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2019	A-	1,910	2,154,308
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2016	Baa3	2,500	2,595,725
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,034,420
IL Fin Auth - IL Inst of Tech	6.50%	2/1/2023	Baa3	2,000	2,294,320
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A	8,620	9,949,376
MA Hlth & Ed - Harvard Univ	5.25%	11/15/2019	AAA	2,850	3,327,318
Marietta Dev Auth - Life Univ	6.25%	6/15/2020	Ba3	2,050	2,213,283
MI Hi Ed - Creative Studies	5.00%	12/1/2016	Baa2	845	875,217
MI Hi Ed - Creative Studies	5.25%	12/1/2018	Baa2	1,120	1,161,731
NC Cap Facs - High Point Univ	5.00%	5/1/2032	BBB+	2,500	2,702,000
NH Hlth & Ed - Univ Sys of NH	5.50%	7/1/2020	Aa3	1,890	2,198,051
NJ Ed Facs - Univ Med & Dent	6.50%	12/1/2019	NR	5,595	6,830,600
NY Dorm - Pace Univ	5.00%	5/1/2021	BB+	1,750	1,958,600
NY Dorm - Pace Univ	5.00%	5/1/2023	BB+	1,000	1,132,860
NY Dorm - Pace Univ	5.00%	5/1/2026	BB+	1,000	1,128,960
OH Hi Ed - Ashland Univ	6.25%	9/1/2024	Caa2	2,850	2,819,191
PR Indl Tourist - Inter American Univ	5.00%	10/1/2019	A-	1,000	1,059,960
PR Indl Tourist - Inter American Univ	5.00%	10/1/2020	A-	1,000	1,055,990
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2029	Baa2	1,500	1,678,695
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2031	Baa2	1,360	1,510,661
Texas A&M Univ	5.00%	7/1/2021	AAA	7,870	9,469,263
TX Univ Sys	5.25%	3/15/2019	Aa2	5,000	5,630,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Univ California	5.00%	5/15/2026	AA	$10,000	$12,135,400
Univ California	5.00%	5/15/2048	AA	10,000	12,212,200
Univ of Minnesota - Stadium	5.00%	8/1/2018	Aa1	1,000	1,073,700
Univ of North Carolina - Chapel Hill	0.854%#	12/1/2041	AAA	15,000	15,163,050
Univ of Toledo	5.00%	6/1/2019	A1	2,800	3,186,484
Western MI Univ (AG)	5.25%	11/15/2020	AA	3,980	4,579,388
Total					142,131,905

General Obligation 14.27%

Bellwood GO	5.875%	12/1/2027	A	5,000	5,706,000
Bellwood GO	6.15%	12/1/2032	A	3,770	4,330,901
CA State GO	5.00%	8/1/2018	Aa3	3,000	3,269,280
CA State GO	5.00%	2/1/2021	Aa3	11,045	13,159,455
CA State GO	5.00%	9/1/2021	Aa3	15,500	18,585,585
CA State GO	5.00%	9/1/2021	Aa3	13,685	16,409,273
CA State GO	5.00%	2/1/2022	Aa3	20,000	24,039,000
CA State GO	5.00%	10/1/2027	Aa3	10,000	11,874,700
CA State GO	5.25%	10/1/2020	Aa3	10,120	12,007,785
CA State GO	5.25%	3/1/2022	Aa3	6,320	7,497,732
CA State GO	5.25%	9/1/2024	Aa3	10,000	12,111,900
Chabot/Las Positas CCD	5.00%	8/1/2023	Aa3	3,000	3,657,990
Chicago GO	5.25%	1/1/2028	A+	6,000	6,551,940
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,794,419
Cook Co GO	5.00%	11/15/2020	AA	5,000	5,750,600
Cook Co GO	5.00%	11/15/2021	AA	5,000	5,783,200
Cook Co GO	5.00%	11/15/2025	AA	6,000	6,920,520
Cumberland Valley Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,117,330
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	3,984,855
Detroit - State Aid GO	4.50%	11/1/2023	AA	13,105	13,753,829
Detroit - State Aid GO	5.00%	11/1/2018	AA	3,320	3,554,093
Florida St Dept Trans	5.00%	7/1/2021	AAA	7,760	9,310,526
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	AA-	3,285	3,948,931
Guam GO	6.75%	11/15/2029	BB-	6,475	7,561,634
Gwinnett Co Dev - Gwinnett Co Pub Sch COP (NPFGC)(FGIC)	5.25%	1/1/2020	AA+	5,000	5,868,650
Harris Co Toll Rd GO	5.00%	8/15/2024	AA-	5,000	5,629,250
HI State GO (AMBAC)	5.00%	7/1/2015	AA	40	40,944
Houston GO	5.00%	3/1/2023	AA+	4,000	4,864,920
Houston GO	5.00%	3/1/2024	AA+	2,000	2,458,180
IL State GO	5.00%	2/1/2020	A-	1,425	1,599,377
IL State GO	5.00%	7/1/2022	A-	6,500	7,296,380
IL State GO	5.00%	8/1/2023	A-	5,350	6,032,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Kane Cook & De Kalb Co Sch Dist #30 (AG)(AMBAC)	5.00%	1/1/2023	AA	$2,700	$2,905,740
Katy ISD PSF GTD	0.754%#	8/15/2036	AAA	17,500	17,506,825
Katy ISD PSF GTD	5.00%	2/15/2025	AAA	6,500	8,121,230
King Co Sch Dist #414 - Lake Washington	5.00%	12/1/2019	Aaa	2,500	2,875,575
LA State GO	5.00%	9/1/2022	Aa2	5,120	6,102,938
Los Angeles GO	5.00%	9/1/2021	Aa2	5,180	6,247,235
Los Angeles USD (NPFGC)(FGIC)	4.50%	7/1/2025	Aa2	6,290	6,835,720
MA State GO	5.00%	8/1/2024	AA+	5,000	6,231,400
MA State GO	5.00%	9/1/2024	AA+	1,505	1,826,242
Met Govt Nashville GO	5.00%	1/1/2018	AA	8,325	9,328,412
Miami Dade Co GO	5.25%	7/1/2019	AA	3,225	3,668,437
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2021	AA	1,500	1,783,275
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	3,049,075
NYC GO	5.00%	10/1/2021	AA	6,000	7,145,580
NYC GO	5.00%	8/1/2022	AA	10,000	11,872,000
NYC GO	5.00%	8/1/2025	AA	12,000	14,382,960
NYC GO	5.00%	8/1/2026	AA	5,235	6,141,074
OH Infrastructure	5.50%	6/15/2020	AA	4,500	5,181,705
Onondaga Co GO	5.00%	3/1/2020	AA+	1,150	1,313,438
Otsego Pub Sch Dist (AGM)	4.00%	5/1/2021	AA	2,245	2,364,524
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,608,730
Pittsburgh PA Sch District	4.00%	9/1/2019	Aa3	5,900	6,462,919
PR Comwlth GO	5.25%	7/1/2016	BB	5,000	4,701,250
PR Comwlth GO	5.375%	7/1/2030	BB	10,000	7,329,400
PR Comwlth Govt Dev Bank	5.00%	12/1/2015	BB-	5,000	4,754,250
PR Pub Bldg Auth GTD	5.75%	7/1/2022	BB	6,805	5,077,074
RI State GO	5.00%	8/1/2022	AA	6,480	7,798,810
San Francisco City & Co USD	4.00%	6/15/2021	Aa2	9,740	10,948,150
San Jose USD (NPFGC)	4.50%	8/1/2023	AA	2,825	2,987,240
TX State GO	5.00%	10/1/2022	AAA	13,000	15,896,790
TX State GO	5.00%	10/1/2026	AAA	10,000	12,281,500
WA State GO	5.00%	8/1/2022	AA+	14,245	17,028,046
WA State GO	5.00%	1/1/2024	AA+	5,000	5,783,000
WI State GO (NPFGC)(FGIC)	5.00%	5/1/2019	AA	10,000	10,156,800
Williamson Co GO	5.00%	2/15/2021	AAA	5,640	6,740,702
Woonsocket GO	7.125%	6/15/2016	B3	2,025	2,092,655
Worcester GO (AGM)	5.25%	10/1/2019	AA	1,000	1,077,100
Worcester GO (AGM)	5.25%	10/1/2020	AA	1,195	1,287,350
Total					489,366,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 15.27%

Abag Fin Auth - Episcopal Senior	2.15%	7/1/2019	BBB+	(a)	$670	$670,462
Alachua Co Hlth - East Ridge Ret Vlg	5.00%	11/15/2024	BB	(a)	4,000	4,296,040
Alachua Co Hlth - East Ridge Ret Vlg	5.625%	11/15/2029	BB	(a)	1,000	1,082,090
Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		2,000	2,072,620
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		6,000	6,169,500
Albany IDA - St Peters Hsp	5.00%	11/15/2015	A+		200	207,028
Atlantic Bch Hlth - Fleet Landing	5.00%	11/15/2028	BBB	(a)	2,020	2,229,555
AZ Hlth Facs - Phoenix Childrens Hsp	1.89%#	2/1/2048	BBB+		14,500	14,927,170
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2030	BBB+		6,000	6,634,380
Blount Co Hlth & Ed - Asbury	5.125%	4/1/2023	NR		4,525	4,627,717
CA Hlth - Catholic Hlthcare W	5.125%	7/1/2022	A		920	942,236
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,801,122
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,161,840
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,293,180
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,551,244
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,178,721
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		4,000	4,470,120
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,443,273
CA Hlth - City of Hope	5.00%	11/15/2023	A+		1,470	1,738,731
CA Hlth - St Joseph Hlth	5.00%	7/1/2034	AA-		3,000	3,633,600
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,798,400
CA Hlth - Sutter Hlth	5.25%	8/15/2024	AA-		6,920	8,155,635
CA Stwde - Fountainview Gonda	3.00%	8/1/2021	A+		5,200	5,315,804
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,431,569
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2029	BBB		5,000	5,615,450
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BBB		4,500	4,940,595
CA Stwde - So Cal Presbyterian†	6.25%	11/15/2019	BBB-		1,600	1,783,488
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2023	BBB		3,000	3,520,830
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2024	BBB		3,330	3,944,685
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2025	BBB		1,250	1,465,313
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2027	BBB		1,000	1,148,880
Camden Co Impt Auth - Cooper Hlth	5.25%	2/15/2027	BBB		12,500	12,568,500
CO Hlth Facs - American Baptist	7.00%	8/1/2019	NR		1,500	1,674,900
CO Hlth Facs - Christian Living Cmnty	5.125%	1/1/2030	NR		600	627,018
CO Hlth Facs - Sisters Leavenworth	5.00%	1/1/2021	AA-		6,555	7,578,104
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2032	NR		1,200	1,283,088
Decatur Hsp - Wise Hlth	5.00%	9/1/2034	BB+		3,325	3,493,711
Decatur Hsp - Wise Hlth	5.25%	9/1/2029	BB+		800	877,368
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2019	BB		1,000	1,044,750
Duluth EDA - St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,616,265
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(a)	3,085	3,423,486
Fairfax Co EDA - Vinson Hall	4.50%	12/1/2032	NR		2,500	2,536,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Flint Hsp Bldg Auth - Hurley Med Ctr	6.00%	7/1/2020	Ba1		$520	$520,541
Gaithersburg Econ Dev - Asbury	5.50%	1/1/2018	BBB	(a)	3,535	3,900,554
Gaithersburg Econ Dev - Asbury	5.65%	1/1/2019	BBB	(a)	2,000	2,257,040
Glynn Brunswick Mem Hsp - SE GA Hlth	4.75%	8/1/2019	A2		3,840	4,289,165
Hanover Co EDA - Covenant Woods	4.50%	7/1/2030	NR		2,790	2,800,546
Harris Co Cultural Ed - Brazos	6.375%	1/1/2033	BB+	(a)	1,385	1,579,523
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(a)	1,325	1,335,825
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(a)	545	558,331
HI Dept Budget - Kahala Nui	5.00%	11/15/2027	BBB(a)		1,500	1,685,130
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		2,000	1,989,140
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,091,358
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,128,060
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,457,665
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,940,625
IL Fin Auth - Provena Hlth	5.75%	5/1/2018	BBB+		1,000	1,136,050
IL Fin Auth - Rush Univ Med	6.00%	11/1/2019	A		1,000	1,155,530
IN Bd Bk - Hendricks Regl Hlth	5.00%	2/1/2019	AA		1,765	2,016,230
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA		4,350	4,712,877
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA		4,400	4,815,404
Kansas City IDA - Bishop Spencer	6.25%	1/1/2024	NR		780	782,262
Kansas City IDA - Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,503,225
Karnes Co Hsp Dist	5.00%	2/1/2024	BBB	(a)	1,710	1,893,791
Karnes Co Hsp Dist	5.00%	2/1/2034	BBB	(a)	1,000	1,083,320
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		2,000	2,273,920
Kent Hsp Fin Auth - Metropolitan Hsp	5.50%	7/1/2020	BB+		3,275	3,338,699
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		2,385	2,469,000
LA PFA - Christus Hlth	5.25%	7/1/2020	A+		3,200	3,676,736
Lufkin Hlth - Mem Hlth	6.00%	2/15/2024	Baa3		7,535	8,897,479
MA DFA - Boston Med Ctr	5.00%	7/1/2021	BBB+		5,705	6,486,014
MD Hlth & Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,180,850
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,656,348
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	6,355,915
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,906,250
MD Hlth & Hi Ed - Western MD Hlth Sys	5.25%	7/1/2026	BBB		10,000	11,818,400
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba1		7,755	8,813,480
ME Hlth & Hi Ed - Pooled Fing	4.50%	7/1/2018	A1		2,350	2,605,492
Mesquite Hlth - Christian Care Ctrs	5.50%	2/15/2025	BBB-	(a)	3,250	3,303,235
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2019	BBB+		2,660	3,001,863
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	BBB+		2,960	3,377,715
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	BBB+		7,250	7,845,442
MI Hsp - McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,776,405
MI Hsp - McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,332,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		$1,000	$1,131,240
MN Agric & Econ Dev - Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA		4,500	5,169,105
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2018	AA		1,600	1,795,680
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2019	AA		1,780	2,022,899
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2020	AA		995	1,144,210
MS Hsp - Baptist Health	5.00%	8/15/2017	BBB+		2,500	2,742,525
MS Hsp - Baptist Health	5.00%	8/15/2018	BBB+		3,000	3,284,550
Multnomah Co Hsp Facs - Mirabella	5.125%	10/1/2034	NR		4,000	4,207,960
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		6,500	6,835,660
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,393,180
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		4,000	4,428,200
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,623,032
NJ Hlth - AHS Hsp Corp	5.125%	7/1/2019	A+		1,500	1,679,130
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	A-		10,000	11,433,500
NJ Hlth - St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	7,269,363
NJ Hlth - St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,205,369
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	6,203,230
NJ Hlth - Trinitas Hsp	5.25%	7/1/2023	BBB		5,000	5,399,800
NJ Hlth - Virtua Hlth (AG)	5.50%	7/1/2020	AA		5,455	6,262,722
NM Hsp - Haverland	5.00%	7/1/2032	BBB-	(a)	1,000	1,020,390
Northampton Co GPA - St Lukes Hsp	5.00%	8/15/2019	A3		2,000	2,249,440
NY Dorm - North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,534,880
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,284,840
NY Dorm - Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,127,570
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,924,951
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,941,850
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,791,360
Orange Co Hlth - Orlando Hlth	5.25%	10/1/2020	A		5,000	5,772,250
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Ba1		5,000	5,313,350
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BB+		2,000	2,055,060
Philadelphia Hsps - Temple Univ Hlth	6.25%	7/1/2023	BB+		7,500	8,124,750
Roanoke EDA - Carilion Clinic	5.00%	7/1/2025	A+		10,000	11,450,700
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	13,088,900
Sartell Hlth Care - Country Manor	5.25%	9/1/2030	NR		1,000	1,049,360
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR		3,880	4,020,728
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2019	AA-		5,130	5,410,098
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2022	AA-		2,710	2,833,034
St Paul Hsg & Redev - Healtheast	5.00%	11/15/2017	BBB-		2,900	2,997,846
Sylacauga Hlth - Coosa Vy Med Ctr	5.375%	8/1/2015	NR		515	530,100
Sylacauga Hlth - Coosa Vy Med Ctr	6.00%	8/1/2025	NR		3,525	3,640,867
Tarrant Co Cultural - Christus Hlth (AG)	5.75%	7/1/2018	AA		1,820	2,010,663
Thomasville Hsp Auth - John Archbold	4.75%	11/1/2025	A+		6,150	6,335,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Tyler Hlth - Mother Frances Hsp	5.50%	7/1/2027	Baa1		$3,975	$4,511,625
Univ Med Ctr Corp	6.00%	7/1/2024	BBB		1,000	1,153,620
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,670	1,764,923
Westchester Co Hlth Care	5.00%	11/1/2019	A3		4,000	4,618,240
Westchester Co Hlth Care	5.125%	11/1/2020	A3		5,500	6,406,730
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	(a)	1,350	1,482,125
WI Hlth & Ed - Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,271,460
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	A3		5,575	6,269,924
WI Hlth & Ed - Wheaton Franciscan Hlth	5.25%	8/15/2018	A-		2,000	2,126,960
WI PFA - Rose Villa	3.75%	11/15/2019	NR		565	571,209
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Baa2		3,450	3,769,608
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Baa2		2,275	2,418,257
Woodbury Hsg - St Therese	5.00%	12/1/2029	NR		1,000	1,045,250
Woodbury Hsg - St Therese	5.00%	12/1/2034	NR		1,000	1,022,700
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,600	1,701,920
Total						523,596,540

Housing 0.39%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		500	630,075
Athens Hsg Auth - UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,230,072
CA Stwde - American Baptist	2.10%	10/1/2019	BBB		2,200	2,203,806
CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Baa2		2,000	2,253,680
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,579,755
NJ EDA - Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,838,201
PA Hi Ed - Edinboro Univ	5.00%	7/1/2018	Baa3		190	203,399
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	(a)	1,130	1,202,987
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(a)	1,000	1,141,120
Total						13,283,095

Lease Obligations 8.11%

Broward Co Sch Brd COP	5.00%	7/1/2021	A1		5,000	5,921,550
CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2020	A1		4,085	4,697,301
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A1		3,000	3,638,610
CA Pub Wks - Various Cap Proj	5.00%	3/1/2018	A1		7,490	8,400,035
CA Pub Wks - Various Cap Proj	5.00%	11/1/2019	A1		1,000	1,163,130
CA Pub Wks - Various Cap Proj	5.00%	11/1/2020	A1		1,500	1,773,135
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A1		3,250	3,867,143
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A1		1,000	1,197,380
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A1		4,200	5,038,530
CA Pub Wks - Various Cap Proj	5.25%	10/1/2019	A1		11,370	13,334,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Cleveland COP - Cleveland Stadium	5.00%	11/15/2019	A2	$2,450	$2,760,783
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-	5,640	6,704,550
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA	3,800	4,319,156
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A+	4,000	4,398,880
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A+	6,405	7,015,781
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2019	AA	2,500	2,879,300
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2020	AA	3,650	4,278,311
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA	5,930	6,965,615
FL Dept of Children’s & Family Svcs COP (NPFGC)(FGIC)	5.00%	10/1/2022	AA+	2,870	3,069,121
Houston Co Coop Dist - Country Crossing	10.00%	6/7/2013	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,000	3,397,770
IN Fin Auth - I-69 AMT	5.25%	9/1/2026	BBB-	1,100	1,265,231
IN Fin Auth - I-69 AMT	5.25%	9/1/2027	BBB-	1,400	1,600,396
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-	7,470	8,538,882
KY Ppty & Bldgs Commn - Proj #93 (AG)	5.25%	2/1/2020	AA	2,000	2,301,820
LA PFA - Hurricane Recovery	5.00%	6/1/2020	Aa3	3,300	3,874,728
LA PFA - Hurricane Recovery	5.00%	6/1/2023	Aa3	3,200	3,881,184
LA PFA - Hurricane Recovery	5.00%	6/1/2024	Aa3	6,750	8,282,992
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA	1,250	1,501,088
MD EDC - Public Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,224,488
Mecklenburg Co PFC	5.00%	3/1/2020	AA+	2,525	2,915,845
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+	5,000	5,178,200
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	A+	3,865	4,573,725
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	A+	6,915	8,159,216
Miami Dade Co Sch Brd COP (NPFGC)	5.00%	5/1/2022	AA-	11,550	12,721,516
MN State Gen Fund	5.00%	3/1/2021	AA	4,000	4,749,960
NJ EDA - Sch Facs	5.00%	3/1/2023	A2	7,445	8,468,390
NJ EDA - Sch Facs	5.25%	12/15/2020	A2	8,125	9,241,862
NJ EDA - Sch Facs	5.25%	9/1/2023	A2	10,000	11,393,700
NJ EDA - Sch Facs	5.25%	9/1/2025	A2	5,550	6,183,921
NJ EDA - Transit Proj	5.00%	5/1/2018	A2	1,425	1,577,090
NJ EDA - Transit Proj	5.00%	5/1/2019	A2	3,000	3,370,560
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2020	AA-	1,000	1,176,750
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,479,560
NY UDC - PIT(b)	5.00%	12/15/2025	AAA	1,320	1,467,674
NY UDC - PIT(b)	5.00%	12/15/2026	AAA	1,920	2,134,798
NY UDC - Svc Contract	5.00%	1/1/2022	AA	3,705	4,290,983
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2020	A1	8,030	9,332,948
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	A1	8,750	10,286,937
Philadelphia Redev Auth	5.00%	4/15/2020	A+	3,525	3,989,524
Philadelphia Redev Auth	5.00%	4/15/2021	A+	2,000	2,274,940
Philadelphia Redev Auth	5.00%	4/15/2022	A+	5,195	5,931,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

PR Pub Bldg Auth GTD	7.00%	7/1/2021		BB		$5,000	$3,868,150
San Diego Conv Ctr Fing Auth	5.00%	4/15/2019		AA-		2,000	2,302,200
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020		AA-		4,100	4,802,371
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021		AA-		3,750	4,446,675
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2022		AA		1,000	1,203,170
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023		AA		1,000	1,213,720
Twin Rivers USD COP (AGM)	3.20%	6/1/2027		AA		1,750	1,750,210
Twin Rivers USD COP (AGM)	3.20%	6/1/2035		AA		920	920,000
Twin Rivers USD COP (AGM)	3.20%	6/1/2041		AA		2,250	2,249,978
Total							278,195,006

Other Revenue 4.06%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030		BBB+		11,300	12,090,322
Austin Convention†	6.00%	1/1/2017		BB		1,935	2,065,419
Baker Correctional Dev	7.50%	2/1/2030		NR		1,200	892,368
Baytown Twp - St Croix Prep Admy	6.00%	8/1/2018		BB		1,505	1,579,061
Brooklyn Arena LDC - Barclays Ctr	5.75%	7/15/2019		BBB-		2,715	3,060,538
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021		Aa1		5,425	6,554,214
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026		A-		10,250	11,680,182
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032		BBB-		6,410	6,649,606
Cleveland Arpt	5.00%	1/1/2028		A-		2,500	2,779,700
Cleveland Arpt	5.00%	1/1/2029		A-		2,500	2,771,450
Clifton Higher Ed - IDEA Pub Schs	3.75%	8/15/2022		BBB		3,265	3,478,466
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032		BBB		915	1,002,749
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025		BBB-		5,110	5,868,988
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,222,480
FL Brd Ed - Lottery Rev	5.00%	7/1/2020		AAA		7,645	8,965,521
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(a)	3,000	3,330,210
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033		BB		3,000	3,233,550
Houston Hi Ed - Cosmos Fndtn	4.00%	2/15/2022		BBB		905	933,806
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,484,517
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,613,760
La Vernia Hi Ed - Life Schools of Dallas	7.00%	8/15/2026		BBB-		4,455	5,582,650
Maverick Co PFC	6.25%	2/1/2024		NR		1,705	883,872
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR		700	315,000
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2019		A+		1,900	2,067,029
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2020		A+		1,400	1,543,794
MI St Strategic Fd(f)	Zero Coupon	—	(g)	NR		400	40
Minneapolis - Ntl Marrow Donor	4.875%	8/1/2025		BBB+		5,000	5,278,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Mohave Co IDA - Mohave Prison	7.50%	5/1/2019	BBB+	$3,225	$3,705,654
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025	BBB+	5,000	5,822,400
NYC Cultural - Lincoln Ctr	5.75%	12/1/2018	A+	2,500	2,915,750
NYC Cultural - Whitney Museum	5.00%	7/1/2021	A	5,000	5,860,750
PA IDA - Economic Dev	5.00%	7/1/2019	A1	3,500	3,983,840
PA IDA - Economic Dev	5.00%	7/1/2020	A1	2,000	2,313,660
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%	12/1/2015	AA-	5,000	5,076,350
Seminole Tribe Spl Oblig†	5.50%	10/1/2024	BBB-	2,400	2,606,424
WA Eda - Waste Mgmt†	2.125%	6/1/2020	A-	4,000	4,047,960
Total					139,260,630

Special Tax 1.97%

Allentown Neighborhood Impt	5.00%	5/1/2031	Baa2	5,500	6,069,470
Atlanta Tax Alloc - Beltline Rmkt	6.75%	1/1/2020	A2	2,010	2,372,343
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019	BBB+	2,000	2,195,620
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020	BBB+	1,000	1,107,550
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	BBB+	1,500	1,685,865
Emeryville Redev Agy	5.00%	9/1/2021	A+	3,185	3,779,544
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,367,612
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,177,244
Glendale Redev Agy	5.50%	12/1/2024	A	5,000	5,227,450
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR	5,000	550,000
Orlando Redev TIF	5.25%	9/1/2021	A	6,415	7,364,420
Pittsburg Redev Agy	5.00%	8/1/2019	A	5,755	6,646,795
Pittsburg Redev Agy	5.00%	8/1/2020	A	1,680	1,969,498
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	2,223,450
Plaza Met Dist #1	4.50%	12/1/2030	NR	4,300	4,409,134
Sparks Loc Impt Dists - Dist #3	6.50%	9/1/2020	NR	225	238,664
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	5,230	5,706,087
Village CDD #9	5.00%	5/1/2022	NR	1,535	1,622,035
Village CDD #9	5.25%	5/1/2031	NR	1,770	2,028,632
Village CDD #9	5.75%	5/1/2021	NR	3,270	3,632,806
Village CDD #9	6.75%	5/1/2031	NR	2,525	3,032,424
Total					67,406,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 6.29%

Dallas Area Rapid Trans	5.00%	12/1/2021	AA+		$3,000	$3,601,080
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		6,245	7,686,970
Dallas Area Rapid Transit	5.00%	12/1/2025	AA+		2,000	2,475,740
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	6,014,150
FL Dept Env Protn - Florida Forever	5.00%	7/1/2023	AA-		5,000	6,069,700
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,065,990
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,058,660
Guam Ltd Oblig - Section 30 Landfill	5.375%	12/1/2024	BBB+		1,000	1,118,630
Guam Ltd Oblig - Section 30 Landfill	5.50%	12/1/2019	BBB+		1,000	1,167,750
IL Sales Tax	5.00%	6/15/2019	AAA		5,000	5,739,900
IL State - Unemployment Insurance Fund Bldg	5.00%	12/15/2019	AA		2,500	2,552,150
Jacksonville Sales Tax	5.00%	10/1/2021	A1		2,500	2,984,300
LA Stadium & Expo Dist	5.00%	7/1/2021	A3		1,030	1,217,089
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,674,956
Martin Hsp Dist	7.00%	4/1/2031	BBB	(a)	3,250	3,631,095
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	7,177,009
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,728,408
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2020	AAA		2,500	2,912,075
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	AAA		5,000	5,966,750
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,809,505
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,386,790
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,348,849
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+		500	549,440
NY Dorm - PIT	5.00%	12/15/2019	AAA		15,000	17,514,750
NY Dorm - PIT	5.00%	3/15/2023	AAA		10,000	11,999,900
NY Dorm - PIT	5.00%	3/15/2024	AAA		15,585	18,304,582
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA		10,000	11,799,700
NYC TFA - Future Tax	5.00%	5/1/2024	AAA		14,745	16,501,277
NYC TFA - Future Tax	5.00%	5/1/2025	AAA		9,000	10,056,420
Oneida Tribe Salex Tax Rev†	5.50%	2/1/2021	AA-		2,285	2,676,558
PA Econ Dev - Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,467,040
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,296,295
PR Corp Sales Tax	5.50%	8/1/2023	BBB-		9,065	7,907,309
PR Corp Sales Tax	5.50%	8/1/2028	BBB-		7,625	6,058,215
San Mateo Co Trans Dist (NPFGC)(FGIC)	4.50%	6/1/2022	AA		1,830	1,859,481
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2019	AA		1,950	2,244,996
Virgin Islands PFA	5.00%	10/1/2024	BBB+		1,000	1,155,850
Virgin Islands PFA	5.00%	10/1/2034	BBB+		1,540	1,702,331
Virgin Islands PFA - Diageo Rum Tax	6.75%	10/1/2019	Baa3		2,500	2,814,225
Virgin Islands PFA - Gross Tax Rcpts (NPFGC)	5.00%	10/1/2018	AA-		1,000	1,066,510
Virgin Islands PFA - Tobacco & Liq Tax	5.00%	10/1/2019	BBB		3,000	3,328,650
Total						215,691,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco 4.29%

Buckeye Tobacco	5.125%	6/1/2024	B-		$26,490	$22,361,004
Buckeye Tobacco	5.75%	6/1/2034	B-		1,360	1,090,339
Buckeye Tobacco	5.875%	6/1/2030	B-		9,500	7,920,815
Golden St Tobacco	4.50%	6/1/2027	B		11,875	11,236,006
Golden St Tobacco	5.00%	6/1/2033	B-		15,000	12,393,900
Inland Empire Tobacco	4.625%	6/1/2021	B-	(a)	2,425	2,370,389
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	3,215	3,207,895
MI Tob Settlement	5.125%	6/1/2022	B-		5,090	4,510,452
MI Tob Settlement	5.25%	6/1/2022	B-		6,835	6,105,227
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1		3,220	3,220,097
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A-		8,500	9,129,935
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A		1,000	1,147,550
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A-		1,000	1,139,580
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A-		1,000	1,130,100
Tobacco Settlement Auth WA	5.00%	6/1/2021	A		6,880	8,006,669
Tobacco Settlement Auth WA	5.00%	6/1/2023	A		6,250	7,313,812
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A		5,000	5,897,800
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB		12,030	12,029,519
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		10,000	9,265,500
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2		10,500	7,867,755
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		5,000	4,230,300
Tobacco Settlement Fin Corp NY	5.00%	6/1/2018	AA		5,000	5,638,750
Total						147,213,394

Transportation 17.02%

Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-		2,750	3,290,403
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-		4,075	4,838,247
Atlanta Airport	5.50%	1/1/2021	Aa3		3,000	3,640,530
Atlanta Airport - PFC	5.00%	1/1/2029	A+		2,500	2,958,250
AZ Transp Brd Hwy	5.00%	7/1/2021	AA+		10,000	11,943,900
Bay Area Toll Auth	0.74%#	4/1/2047	AA		6,000	6,090,540
Bay Area Toll Auth	1.875%	4/1/2047	AA		5,000	5,075,150
Bay Area Toll Auth	2.00%	4/1/2034	AA		9,000	9,063,270
Central TX Mobility Auth	5.00%	1/1/2033	BBB-		3,000	3,271,860
Central TX Mobility Auth	5.75%	1/1/2019	BBB		750	860,655
Central TX Mobility Auth	5.75%	1/1/2020	BBB		1,000	1,167,800
Central TX Mobility Auth	5.75%	1/1/2031	BBB		2,000	2,289,880
Chicago Midway Arpt	5.00%	1/1/2026	A-		6,075	7,135,573
Chicago Midway Arpt AMT	5.00%	1/1/2023	A-		3,000	3,485,670
Chicago O’Hare Arpt	5.00%	1/1/2022	A2		2,250	2,615,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Chicago O’Hare Arpt (AGM)	5.00%	1/1/2020	AA	$3,500	$3,777,515
Chicago O’Hare Arpt AMT	5.00%	1/1/2020	A2	6,320	7,277,038
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A2	11,740	13,559,935
Clark Co Arpt (AGM)	5.00%	7/1/2022	AA	3,905	4,495,827
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	635	725,303
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	390	445,462
Dallas Area Rapid Transit(b)	5.00%	12/1/2024	AA+	515	588,238
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	460	525,416
Delaware River Port Auth	5.00%	1/1/2027	BBB	1,835	2,079,973
Delaware River Port Auth	5.00%	1/1/2028	A	7,500	8,822,400
Denver City & Co Arpt (NPFGC)	5.00%	11/15/2022	AA-	13,625	14,688,840
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2018	AA-	10,900	10,187,249
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	12,000	13,324,800
HI Arpts Sys AMT	5.00%	7/1/2017	A	5,000	5,506,750
HI Arpts Sys AMT	5.00%	7/1/2022	A	5,130	5,953,468
Houston Arpt AMT	5.00%	7/1/2021	A	5,000	5,878,250
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,180,680
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	2,970,969
KY Pub Trsp Auth - Downtown Crossing	5.00%	7/1/2017	Baa3	4,000	4,387,760
KY Tpk Auth	5.00%	7/1/2026	AA+	5,215	6,205,902
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,476,213
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,928,826
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,666,363
MA Trans Fd - Bridge Prog	5.00%	6/1/2023	AAA	9,880	11,896,409
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	2,590	2,823,411
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	1,000	1,090,120
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A	3,690	4,475,601
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2021	A	1,500	1,755,420
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A	1,550	1,822,165
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	5,145	5,984,407
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	3,500	4,055,030
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A-	1,750	2,079,858
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A-	2,000	2,349,880
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A-	2,500	2,990,000
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A-	3,500	4,086,215
Minneapolis / St Paul Met Airports	5.00%	1/1/2020	AA-	2,190	2,576,513
Minneapolis / St Paul Met Airports (AMBAC)	5.00%	1/1/2024	AA-	10,250	11,126,272
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A	3,500	4,114,075
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	A	2,000	2,342,220
MTA NY	5.00%	11/15/2021	AA-	1,500	1,788,075
MTA NY	5.00%	11/1/2023	AA-	5,640	6,723,952
MTA NY - Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,594,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2020	Baa1	$4,905	$5,609,309
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,301,940
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,449,010
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,604,751
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,448,650
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,888,600
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,608,174
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,554,130
NJ Trans Trust Fund	5.75%	6/15/2020	A2	7,645	9,008,103
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,657,730
North TX Twy Auth	5.00%	1/1/2023	A2	5,000	5,971,700
North TX Twy Auth	5.00%	1/1/2025	A2	5,000	5,969,350
North TX Twy Auth	6.25%	1/1/2024	A2	5,000	5,888,000
NY Dorm - PIT	5.00%	3/15/2023	AAA	8,500	10,360,310
NY Twy Auth	5.00%	5/1/2019	A-	15,000	17,173,950
NY Twy Auth	5.00%	1/1/2020	A	3,000	3,501,060
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,911,504
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,380,302
NY Twy Auth	5.00%	1/1/2026	A	5,115	6,173,549
Orlando & Orange CO Expwy Auth	5.00%	7/1/2030	A	10,000	11,512,800
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	4,148,690
PA Tpk Commn (AG)	5.00%	6/1/2018	AA	2,500	2,802,450
PA Tpk Commn - Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,465,555
Phoenix Airport	5.00%	7/1/2023	A+	7,000	8,149,260
Phoenix Airport AMT	5.00%	7/1/2021	AA-	3,050	3,608,059
Phoenix Airport AMT	5.00%	7/1/2022	AA-	1,500	1,781,595
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,542,002
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	12,144,300
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	BBB-	6,000	6,907,140
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,175,930
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,998,040
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,580,495
Regional Trans Dist - Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,860,253
Regional Trans Dist - Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,089,156
Regional Trans Dist - Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,119,889
Regional Trans Dist - Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,239,778
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,475,000
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,450	8,469,532
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB-	7,500	8,218,200
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,431,048
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,674,936
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,942,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

South Jersey Trans Auth	5.00%	11/1/2020	A-	$2,000	$2,263,380
South Jersey Trans Auth	5.00%	11/1/2021	A-	5,305	6,035,339
Southeastern PA Transp Auth - GARVEE	5.00%	6/1/2023	A+	2,500	2,890,025
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	7,525	8,945,569
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,681,716
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,525	6,724,643
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,408,440
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,181,755
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	11,519,655
VA Transp Brd - Cap Proj	5.00%	5/15/2021	AA+	10,000	11,980,700
WA St GARVEE - 520 Corridor	5.00%	9/1/2021	AA	10,000	11,901,000
WI Trans	5.00%	7/1/2019	AA+	2,000	2,272,680
Total					583,656,394

Utilities 13.70%

Albuquerque Bernalillo Co Wtr Util Auth	5.00%	7/1/2024	AA	2,645	3,275,965
Albuquerque Bernalillo Co Wtr Util Auth	5.00%	7/1/2025	AA	4,000	4,919,560
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2021	A1	1,300	1,528,891
Brownsville Utility Sys CR (AGM)(AMBAC)	5.00%	9/1/2020	AA	1,480	1,522,846
CA Dept Wtr Res Pwr	5.00%	5/1/2018	Aa2	4,050	4,597,479
CA Dept Wtr Res Pwr	5.00%	5/1/2019	Aa2	16,695	19,380,391
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2021	AAA	4,610	5,627,058
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2022	AAA	11,080	13,699,201
Central Plains - Goldman Sachs	5.00%	9/1/2027	A-	7,500	8,377,275
Energy Northwest - Columbia Station (AMBAC)	5.00%	7/1/2024	AA-	8,115	8,653,755
Farmington Poll Ctl - AZ Pub Svc	4.70%	5/1/2024	A-	5,265	5,718,948
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,580,848
FL Muni Pwr Agy - St Lucie	5.00%	10/1/2021	A2	3,650	4,158,299
Guam Waterworks Auth	5.00%	7/1/2029	A-	1,000	1,132,270
HI Dept Budget - Hawaiian Electric AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	15,042,600
Houston Util Sys	5.00%	5/15/2022	AA	3,000	3,626,610
Houston Util Sys	5.00%	11/15/2022	AA	5,000	6,069,450
Houston Util Sys	5.00%	11/15/2023	AA	4,000	4,918,560
Houston Util Sys	5.00%	11/15/2026	AA	5,355	6,591,791
IA Fin Auth - Revolving Fund	5.25%	8/1/2020	AAA	2,500	2,884,000
Indianapolis Local Pub Impt Bd Bk (NPFGC)(FGIC)	5.00%	7/1/2019	AA-	340	374,939
Intermountain Pwr Agy	5.00%	7/1/2021	A+	3,000	3,385,890
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2022	Aa2	1,625	1,865,598
KS DFA - Dept Hlth & Env	5.00%	3/1/2021	AAA	6,680	7,824,217
Lakeland Energy (AGM)	5.00%	10/1/2018	AA	3,975	4,486,304
Long Beach Nat Gas - ML	1.586%#	11/15/2026	A-	4,000	3,699,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Long Island Power Auth	5.00%	5/1/2019	A-	$1,000	$1,135,960
Long Island Power Auth	5.00%	5/1/2020	A-	2,930	3,369,793
Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2022	AA-	4,250	5,087,675
Los Angeles Solid Waste	5.00%	2/1/2020	Aa2	2,000	2,313,900
Los Angeles USD	5.00%	7/1/2023	Aa2	10,000	12,313,300
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2019	AA	4,705	5,384,308
Lower Colo Riv Auth	5.00%	5/15/2020	A1	3,930	4,545,635
Lower Colo Riv Auth	5.00%	5/15/2020	A1	3,130	3,620,315
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2021	A	5,225	6,098,672
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2022	A	5,005	5,816,060
Main St Nat Gas - ML	5.00%	3/15/2021	A-	2,500	2,847,150
MD EDC - Potomac Elec Rmkt	6.20%	9/1/2022	A	1,650	1,951,554
MEAG - Gen Resolution Projs	5.00%	1/1/2020	A	6,200	7,193,426
MEAG - Proj 1	5.00%	1/1/2021	A	4,185	4,928,758
Miami Dade Co Wtr & Swr (AGM)	5.25%	10/1/2018	AA	3,000	3,455,640
MO Joint Muni Elec Util Commn	5.00%	1/1/2023	A2	2,000	2,399,980
MO Joint Muni Elec Util Commn	5.00%	1/1/2025	A2	1,500	1,797,465
Modesto Irrigation Dist	5.00%	7/1/2023	A+	1,780	2,159,282
Modesto Irrigation Dist	5.00%	7/1/2024	A+	3,720	4,474,416
Modesto Irrigation Dist	5.00%	7/1/2025	A+	8,410	10,029,934
NC Eastern Muni Pwr	5.00%	1/1/2019	A-	2,245	2,537,681
NC Eastern Muni Pwr	5.00%	1/1/2020	A-	1,000	1,144,530
NC Muni Pwr Agy #1 Catawba Elec	5.00%	1/1/2019	A	6,500	7,417,670
New Orleans Sewer	5.00%	6/1/2020	A	1,400	1,612,492
New Orleans Sewer	5.00%	6/1/2021	A	400	464,208
North Sumter Co Util Dep Dist	5.00%	10/1/2032	BBB-	8,000	8,621,120
Northern CA Pwr - Hydroelec #1	5.00%	7/1/2026	A+	3,600	4,232,484
OH Air Quality - FirstEnergy	3.625%	10/1/2033	BBB-	1,000	1,036,430
OH Air Quality - FirstEnergy	3.625%	10/1/2033	BBB-	2,000	2,072,860
OH Air Quality - FirstEnergy	5.70%	8/1/2020	BBB-	4,250	4,876,705
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	8,000	9,148,240
OH Wtr Dev Auth - Poll Ctl	5.00%	6/1/2023	AAA	5,500	6,755,980
PA Econ Dev - Philadelphia Biosolids	5.25%	1/1/2016	Baa3	2,225	2,287,523
PA Econ Dev - Philadelphia Biosolids	5.50%	1/1/2018	Baa3	1,030	1,105,458
PA Econ Dev - PPL Electric Utility Rmkt	4.00%	10/1/2023	A2	5,000	5,409,450
Piedmont Muni Pwr Agy	5.00%	1/1/2019	A-	1,250	1,417,625
Piedmont Muni Pwr Agy	5.00%	1/1/2022	A-	4,750	5,500,785
Piedmont Muni Pwr Agy	5.00%	1/1/2024	A-	7,920	9,052,323
Piedmont Muni Pwr Agy	5.25%	1/1/2019	A-	2,000	2,235,020
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	BBB+	10,640	12,214,507
PR Aqueduct & Swr Auth	5.00%	7/1/2015	BB-	7,100	6,888,988
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB-	5,555	4,166,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth	5.00%	7/1/2029	CCC	$8,205	$4,155,668
PR Elec Pwr Auth	5.25%	7/1/2019	CCC	2,000	1,053,700
PR Elec Pwr Auth	5.25%	7/1/2026	CCC	4,900	2,482,242
Public Gas Partners Inc	5.00%	10/1/2019	A+	5,950	6,825,067
Sa Energy Acquisition Pub Fac	5.50%	8/1/2021	A-	2,360	2,781,732
Salt River Agric Imp & Pwr Dist	5.00%	1/1/2021	Aa1	1,000	1,146,630
Salt River Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	8,980	10,843,799
Salt Verde Fin Corp - Citi	5.00%	12/1/2032	A-	5,000	5,781,050
Salt Verde Fin Corp - Citi	5.50%	12/1/2029	A-	5,000	6,075,150
San Diego PFA Swr	5.00%	5/15/2020	AA-	5,000	5,876,500
San Diego PFA Swr	5.50%	5/15/2023	AA-	5,000	5,950,100
San Francisco City & Co Pub Util Sys	5.00%	11/1/2023	AA-	5,450	6,611,123
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2022	AA-	1,100	1,318,746
Snohomish Co PUD #1 (AGM)	5.00%	12/1/2020	AA	5,000	5,213,100
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2021	AA	2,000	2,362,400
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2024	AA	1,000	1,206,530
TEAC - Goldman Sachs	5.00%	2/1/2018	A-	1,055	1,171,398
TEAC - Goldman Sachs	5.25%	9/1/2021	A-	3,000	3,476,760
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2024	A3	13,000	14,824,940
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2021	A-	4,685	5,452,637
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2023	A-	2,925	3,402,857
TX Muni Gas Acq & Supply - ML	5.625%	12/15/2017	A-	4,580	4,974,521
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	A-	10,110	12,591,196
TX Muni Pwr Agy	4.00%	9/1/2018	A+	2,675	2,905,826
UT Muni Pwr - Payson Pwr	5.00%	4/1/2021	A-	5,300	6,207,360
Western Genr Agy - Wauna Cogen AMT	5.00%	1/1/2016	NR	340	341,326
Western MN Muni Pwr Agy	5.00%	1/1/2022	Aa3	1,000	1,200,460
Western MN Muni Pwr Agy	5.00%	1/1/2023	Aa3	1,500	1,817,070
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,673,991
Total					469,787,718
Total Municipal Bonds (cost $3,166,575,253)					3,316,011,918

Shares (000)
SHORT-TERM INVESTMENTS 1.04%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $1,775)	2	1,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Municipal Bond 0.05%

Tax Revenue

MI Fin Auth - Detroit Sch Dist (cost $1,625,000)	2.85%	8/20/2015	NR	$1,625	$1,633,336

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
Variable Rate Demand Notes 0.99%

Corporate-Backed 0.35%

Port Arthur Nav Dist - Motiva	0.20%	1/2/2015	12/1/2039	A2	12,100	12,100,000

Lease Obligations 0.03%

Pima Co IDA - Clark Co Detention†	0.32%	1/1/2015	9/1/2033	AA-	1,000	1,000,000

Utilities 0.61%

Las Vegas Valley Water District	0.10%	1/2/2015	6/1/2036	AA+	7,000	7,000,000
Las Vegas Valley Water District	0.10%	1/2/2015	6/1/2036	AA+	14,000	14,000,000
Total						21,000,000

Total Variable Rate Demand Notes (cost $34,100,000)						34,100,000

Total Short-Term Investments (cost $35,726,775)						35,735,111

Total Investments in Securities 97.74% (cost $3,202,302,028)						3,351,747,029

Cash and Other Assets in Excess of Liabilities(h) 2.26%						77,645,144

Net Assets 100.00%						$3,429,392,173

Open Futures Contracts at December 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	March 2015	291	Short	$(42,067,688)	$(944,310)

Note: See Footnotes to Schedules of Investments on page 92 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2014

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$3,178,384,624	$—		$3,178,384,624
Other Revenue	—	139,260,590	40	(4)	139,260,630
Money Market Mutual Fund	1,775	—	—		1,775
Variable Rate Demand Notes	—	34,100,000	—		34,100,000
Total	$1,775	$3,351,745,214	$40		$3,351,747,029
Liabilities
Trust Certificates(5)	$—	$(3,840,000)	$—		$(3,840,000)
Total	$—	$(3,840,000)	$—		$(3,840,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(944,310)	—	—		(944,310)
Total	$(944,310)	$—	$—		$(944,310)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the period ended December 31, 2014.
(4)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd.
(5)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2014	$40
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of December 31, 2014	$40

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.33%

Corporate-Backed 5.44%

Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$379,414
Beaver Co IDA - FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		1,475	1,497,907
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3		1,000	1,032,280
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		500	580,335
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		540	634,413
Courtland IDB - Intl Paper	6.25%	11/1/2033	Baa2		750	870,630
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-		500	528,655
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB+		670	800,817
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR		500	518,490
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa		365	414,925
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		135	146,274
OK DFA - Waste Mgmt	2.375%	12/1/2021	A-		185	188,670
Warren Co - Intl Paper	5.80%	5/1/2034	BBB		100	114,620
Warren Co - Intl Paper	6.50%	9/1/2032	BBB		255	293,082
Total						8,000,512

Education 8.41%

Allegheny Co Hi Ed - Duquesne Univ	5.50%	3/1/2029	A2		150	171,011
Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2		325	378,482
CA Ed Facs - Santa Clara Univ	5.50%	4/1/2033	Aa3		265	296,747
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+		250	289,613
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		100	104,570
FL HI Ed - Nova Southeastern Univ	6.375%	4/1/2031	Baa1		475	568,518
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	863,373
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,000	1,004,480
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A		175	201,798
IL Fin Auth - DePaul Univ	6.00%	10/1/2032	A		680	809,254
IL Fin Auth - DePaul Univ	6.125%	10/1/2040	A		240	279,386
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		100	103,442
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		500	516,030
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		500	502,160
LA PFA - Loyola Univ	5.25%	10/1/2029	A		680	781,150
McAllister Academic Vlg - AZ State Univ	5.25%	7/1/2030	AA-		125	139,060
Morgan State Univ	5.00%	7/1/2027	A+		670	777,756
Morgan State Univ	5.00%	7/1/2030	A+		350	402,440
Morgan State Univ	5.00%	7/1/2032	A+		450	514,809
NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2019	BBB		225	251,105
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2		160	181,541
NY Dorm - Cornell Univ	5.00%	7/1/2034	Aa1		250	283,405
NY Dorm - Pratt Institute(c)	5.00%	7/1/2044	A3		400	452,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Touro Clg	5.50%	1/1/2039	BBB	(a)	$400	$455,100
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3		1,000	1,145,290
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-		795	885,129
Total						12,358,557

Financial Services 0.32%

IN Bd Bk - JP Morgan	1.235%#	10/15/2022	A3		500	476,725

General Obligation 9.20%

Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA		550	651,073
CA State GO	5.375%	11/1/2035	Aa3		400	471,396
CA State GO	5.50%	3/1/2040	Aa3		975	1,121,152
CA State GO	6.50%	4/1/2033	Aa3		300	366,561
Chicago GO	5.25%	1/1/2027	A+		260	272,568
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-		400	475,540
HI State GO	5.00%	12/1/2028	AA		1,000	1,186,840
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3		225	261,947
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2		1,000	1,150,290
Middletown CSD	5.25%	12/1/2040	AA		250	283,848
NYC GO	5.00%	8/1/2023	AA		705	854,714
NYC GO	5.00%	8/1/2023	AA		300	363,708
NYC GO	5.00%	8/1/2027	AA		575	683,790
Philadelphia GO	5.25%	7/15/2031	A+		600	710,208
Pittsburgh GO	5.00%	9/1/2030	AA		370	433,636
PR Comwlth GO	4.75%	7/1/2018	BB		370	314,256
PR Comwlth GO	5.25%	7/1/2022	BB		250	196,483
PR Comwlth GO	5.375%	7/1/2030	BB		955	699,958
PR Pub Bldg Auth	5.50%	7/1/2027	BB		145	104,879
PR Pub Bldg Auth GTD	6.00%	7/1/2020	BB		125	96,441
PR Pub Bldg Auth GTD	6.25%	7/1/2026	BB		315	230,930
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	A+		1,000	1,138,940
Stockton USD (AGM)	5.00%	7/1/2028	AA		750	857,467
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		500	595,935
Total						13,522,560

Health Care 18.18%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		300	314,418
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	AA-		300	344,547
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	AA-		345	395,032
Athens Clarke Co Dev - Catholic Hlth E	6.25%	11/15/2032	Aa2		675	801,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

AZ Hlth Facs - Banner Hlth	5.50%	1/1/2038	AA-		$1,285	$1,411,984
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		700	811,944
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		275	327,585
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		500	532,050
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BBB		250	272,710
CA Stwde - So Cal Presbyterian†	6.625%	11/15/2024	BBB-		110	129,257
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	314,692
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	A1		750	842,542
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	A1		155	182,308
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	711,347
CT Hlth & Ed - Yale New Haven	5.00%	7/1/2028	Aa3		500	592,455
CT Hlth & Ed - Yale New Haven Hsp	5.75%	7/1/2034	Aa3		250	306,492
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	130	145,917
Cumberland Mun Auth - Asbury	5.25%	1/1/2021	NR		140	151,253
Cumberland Mun Auth - Asbury	5.40%	1/1/2022	NR		150	159,825
DeKalb Co Hsp - Children’s Hlthcare	5.00%	11/15/2029	AA		530	605,891
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		400	431,876
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		160	161,074
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		480	524,011
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	A2		305	339,556
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		235	252,679
IL Fin Auth - Memorial Hlth Sys	5.50%	4/1/2034	A+		690	773,869
IL Fin Auth - Northwestern Mem Hsp	5.75%	8/15/2030	AA+		225	265,221
IL Fin Auth - Rush Univ Med	6.375%	11/1/2027	A		315	376,362
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	A		220	259,932
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	A		80	94,521
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	A		250	298,327
IL Fin Auth - Rush Univ Med (NPFGC)(FGIC)	5.25%	11/1/2035	AA-		305	336,650
IL Fin Auth - Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		760	879,434
IN Fin Auth - Major Hsp	5.00%	10/1/2044	Baa2		400	427,400
Karnes Co Hsp Dist	5.00%	2/1/2044	BBB	(a)	250	264,948
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		300	356,511
MA Hlth & Ed - Catholic Hlth E	6.25%	11/15/2032	Aa2		790	938,528
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	Baa1		880	992,737
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	250	279,083
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		445	508,248
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba1		620	704,624
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba1		400	453,264
Montgomery Co Hlth - Catholic Hlth E	6.25%	11/15/2034	Aa2		105	125,131
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,150,220
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2034	BBB+		1,100	1,235,993
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		225	192,143
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		250	291,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+	$500	$560,070
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB	950	1,243,445
Univ Med Ctr Corp	5.00%	7/1/2020	BBB	500	569,205
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-	140	165,210
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A	500	554,135
Westchester Co Hlth Care	6.00%	11/1/2030	A3	150	173,771
Westchester Co Hlth Care	6.125%	11/1/2037	A3	275	315,813
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1	840	867,426
Total					26,717,543

Housing 0.58%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR	300	374,196
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB	100	110,222
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	350	361,476
Total					845,894

Lease Obligations 7.80%

CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2030	A1	130	136,707
CA Pub Wks - Riverside Campus	6.00%	4/1/2027	A1	250	298,112
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A1	535	622,831
CA Pub Wks - Various Cap Proj	5.75%	3/1/2030	A1	310	366,479
CA Pub Wks - Various Cap Proj	6.625%	11/1/2034	A1	150	150,360
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-	475	532,404
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	1,155	1,386,959
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa2	250	279,205
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	976,706
Los Angeles USD	5.00%	10/1/2025	A+	1,000	1,178,670
MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	A+	650	743,288
NJ EDA - Sch Facs	1.64%#	3/1/2028	A2	500	499,470
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A2	500	552,395
North Hudson Sewerage Auth	5.00%	6/1/2024	A-	1,000	1,171,660
Philadelphia Muni Auth	6.375%	4/1/2029	A+	655	766,448
PR Pub Bldg Auth GTD	5.25%	7/1/2033	BB	200	136,554
San Diego PFA - Master Lease	5.125%	9/1/2030	AA-	1,000	1,138,110
VA Transp Brd	4.75%	5/15/2035	AA+	470	529,441
Total					11,465,799

Other Revenue 5.54%

Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	155	172,224
Austin Convention†	5.75%	1/1/2034	BB	590	604,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	$200	$213,362
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	Ba2	250	263,153
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2025	Ba1	595	621,704
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2026	Ba1	100	104,058
Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-	605	711,504
Cleveland Arpt	5.00%	1/1/2029	A-	425	471,146
Cleveland Arpt	5.00%	1/1/2030	A-	555	613,436
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB	275	296,238
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	537,080
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	344,208
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	229,008
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB	265	305,810
Houston HI Ed - Cosmos Fndtn	6.875%	5/15/2041	BBB	125	156,626
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB	900	988,911
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa2	325	379,360
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	316,065
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR	100	45,000
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A	500	582,655
PR Pub Bldg Auth	5.25%	7/1/2027	BB	255	181,274
Total					8,137,129

Special Tax 3.04%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	250	282,805
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	500	547,375
CT Spl Tax - Trans Infra	5.00%	9/1/2034	AA	500	586,455
Inland Valley Redev Agy	5.25%	9/1/2037	A-	750	862,770
Lancaster Redev	6.00%	8/1/2024	BBB	250	290,608
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	581,430
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	BBB+	395	431,723
San Jose Redev Agy (AMBAC)	5.00%	8/1/2018	BBB	100	109,559
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A2	660	782,258
Total					4,474,983

Tax Revenue 4.72%

Guam Privilege Tax	5.00%	1/1/2024	A	150	172,965
Hudson Yards	5.75%	2/15/2047	A	925	1,069,328
MTA NY - Dedicated Tax	5.50%	11/15/2039	AA	225	257,974
NY UDC - PIT	5.00%	3/15/2033	AAA	750	871,200
NYC TFA - Future Tax	5.00%	2/1/2036	AAA	1,000	1,160,340
PR Corp Sales Tax	5.25%	8/1/2027	BBB-	575	454,917
PR Corp Sales Tax	5.25%	8/1/2041	BBB-	1,000	698,960
PR Corp Sales Tax	5.75%	8/1/2037	BBB-	220	163,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A2	$275	$325,231
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A2	530	652,843
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	593,018
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	205	228,559
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	296,110
Total					6,945,336

Tobacco 4.66%

Buckeye Tobacco	5.125%	6/1/2024	B-	1,000	844,130
Golden St Tobacco	5.00%	6/1/2030	A1	500	571,380
Golden St Tobacco (FGIC)	5.00%	6/1/2035	A1	705	718,184
MI Tob Settlement	5.125%	6/1/2022	B-	720	638,021
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	175,179
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,294,403
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	180	202,010
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	540	622,561
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	700	820,680
TSASC	5.00%	6/1/2026	B+	400	398,604
TSASC	5.00%	6/1/2034	B	660	562,016
Total					6,847,168

Transportation 15.59%

Atlanta Arpt	5.25%	1/1/2030	Aa3	635	744,233
Atlanta Arpt - PFC	5.00%	1/1/2028	A+	1,000	1,189,460
Charlotte Arpt	5.00%	7/1/2033	Aa3	575	651,009
Chicago Midway Arpt	5.00%	1/1/2026	A-	185	215,238
Chicago O’Hare Arpt	5.00%	1/1/2035	A2	1,040	1,123,148
Chicago O’Hare Arpt	5.50%	1/1/2031	A2	120	139,537
Chicago O’Hare Arpt (NPFGC)(FGIC)	5.00%	1/1/2030	AA-	100	100,290
Chicago O’Hare Arpt (XLCA)	5.25%	1/1/2034	A2	200	200,590
Delaware River Port Auth	5.00%	1/1/2029	A	470	550,831
Delaware River Port Auth	5.00%	1/1/2034	A	800	920,448
DFW Arpt	5.00%	11/1/2028	A+	750	878,767
DFW Arpt	5.00%	11/1/2030	A+	850	988,711
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA-	500	558,540
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	750	868,920
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	710	787,567
Met DC Arpt	5.00%	10/1/2035	AA-	240	274,906
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	BBB+	500	573,405
Miami Dade Co Aviation - MIA	5.50%	10/1/2029	A	515	610,981
Miami Dade Co Expwy Auth	5.00%	7/1/2026	A-	210	250,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Miami Dade Co Expwy Auth	5.00%	7/1/2027	A-	$150	$177,737
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A-	515	607,875
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A	575	678,891
MTA NY - Dedicated Tax	5.25%	11/15/2029	AA	535	628,930
NJ Trans Trust Fund	5.75%	12/15/2031	A2	350	405,559
NJ Trans Trust Fund	6.00%	6/15/2035	A2	660	800,138
North TX Twy Auth	5.00%	1/1/2031	A3	250	284,692
North TX Twy Auth	5.75%	1/1/2033	A3	270	296,733
North TX Twy Auth	6.00%	1/1/2043	A2	1,025	1,202,151
PA Tpk Commn	5.00%	12/1/2039	A+	750	850,155
PA Tpk Commn	5.50%	6/1/2033	A-	315	349,222
PR Hwy & Trans Auth	4.00%	7/1/2017	B	240	165,192
Regional Trans Dist - Denver Trans	5.375%	1/15/2025	Baa3	85	93,571
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3	830	913,689
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	120	137,742
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	551,110
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	573,745
San Diego Arpt	5.00%	7/1/2040	A	900	989,946
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	1,250	1,315,437
South Jersey Trans Auth	5.00%	11/1/2039	A-	250	272,670
Total					22,921,947

Utilities 13.85%

Adelanto Util Sys	6.00%	7/1/2024	NR	200	218,162
Adelanto Util Sys	6.625%	7/1/2031	NR	100	115,974
Baltimore Wastewtr	5.00%	7/1/2039	AA-	750	868,087
Central Plains - Goldman Sachs	5.00%	9/1/2032	A-	500	550,655
Chicago Wastewater	5.00%	1/1/2039	AA-	500	554,955
Chicago Water	5.00%	11/1/2039	AA-	800	894,720
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	204,183
CT Muni Elec	5.00%	1/1/2027	Aa3	1,000	1,158,010
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	750	811,125
Detroit Sewer (NPFGC)(FGIC)	5.00%	7/1/2035	AA-	120	120,656
Detroit Water (AGM)	4.625%	7/1/2032	AA	180	183,352
Detroit Water (NPFGC)(FGIC)	4.50%	7/1/2031	AA-	285	286,359
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	460,488
FL Muni Pwr Agy	5.00%	10/1/2026	A2	805	930,411
Gainesville Utility	5.25%	10/1/2034	AA	150	174,084
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	100	108,146
IN Muni Pwr	5.25%	1/1/2032	A+	450	526,828
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,000	1,115,890
Long Beach Nat Gas - ML	5.50%	11/15/2030	A-	350	433,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Long Beach Nat Gas - ML	5.50%	11/15/2037	A-	$1,080	$1,336,014
Long Island Power Auth	5.00%	9/1/2039	A-	600	674,730
Los Angeles USD	5.00%	7/1/2023	Aa2	500	615,665
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	616,400
MO Joint Muni Elec Util Commn	5.00%	1/1/2027	A2	250	296,045
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	200	222,178
NY Env Facs - Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	583,549
NYC Muni Water	5.00%	6/15/2035	AA+	525	614,061
NYC Muni Water	5.00%	6/15/2036	AA+	500	580,790
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	475	543,177
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	BBB+	350	401,793
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB-	590	442,524
PR Elec Pwr Auth	5.00%	7/1/2028	CCC	270	136,760
PR Elec Pwr Auth	5.25%	7/1/2028	CCC	880	445,729
Rowland Water Dist COP	6.50%	12/1/2035	AA-	100	120,743
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2039	AA-	1,000	1,135,340
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A-	500	589,030
TEAC - Goldman Sachs	5.25%	9/1/2026	A-	250	297,073
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2022	A-	855	993,963
Total					20,361,299

Total Investments in Municipal Bonds 97.33% (cost $135,316,433)					143,075,452

Cash and Other Assets in Excess of Liabilities(h) 2.67%					3,930,390

Net Assets 100.00%					$147,005,842

Open Futures Contracts at December 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	March 2015	20	Short	$(2,891,250)	$(80,534)

Note: See Footnotes to Schedules of Investments on page 92 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2014

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$143,075,452	$—	$143,075,452
Total	$—	$143,075,452	$—	$143,075,452
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(80,534)	—	—	(80,534)
Total	$(80,534)	$—	$—	$(80,534)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended December 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 101.94%

Corporate-Backed 7.22%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$8,750	$9,404,937
CA Poll Ctl - Waste Mgmt AMT	3.25%	12/1/2027	A-	6,000	6,282,660
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	9,710	11,270,106
Clayton Co SFR - Delta Airlines AMT	9.00%	6/1/2035	BB-	3,520	3,605,712
Columbus Co Ind Facs - Intl Paper	5.70%	5/1/2034	BBB	2,140	2,442,382
Gloucester Co Impt Auth - Waste Mgmt AMT	2.50%	12/1/2029	A-	1,125	1,164,634
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,000	1,129,060
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-	8,500	8,987,135
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,550	310,000
IL Fin Auth - United Sports/ Barrington†,(e)	6.25%	10/1/2037	NR	2,000	240,000
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-	1,580	1,670,550
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB+	7,650	8,686,192
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	BBB	2,385	2,662,328
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,496,256
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	855	384,750
Mission EDC - Waste Mgmt	2.50%	8/1/2020	A-	13,500	13,703,985
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2022	BBB-	1,650	1,904,463
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2024	BBB-	1,500	1,741,170
NY Energy - ConEd AMT (XLCA)	0.137%#	10/1/2035	A2	5,175	4,751,080
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	8,340	9,036,473
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	5,790	6,305,889
OH Wtr Dev Auth - FirstEnergy	4.00%	12/1/2033	BBB-	5,000	5,345,650
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	2,075	2,596,593
PA Econ Dev - US Airways	7.50%	5/1/2020	B	1,500	1,754,685
PA Econ Dev - US Airways	8.00%	5/1/2029	B	1,475	1,749,630
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	7,100,012
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	5,145	5,842,868
Selma IDB - Intl Paper	6.25%	11/1/2033	BBB	2,595	3,025,173
West Pace Coop Dist(e)	9.125%	5/1/2039	NR	4,900	4,830,665
Total					129,425,038

Education 4.85%

Athens Clarke Ed - Ugaref Cent Precinct	5.00%	6/15/2031	Aa2	2,500	2,773,750
Athens Clarke Ed - Ugaref O’Malleys Bldg	5.00%	6/15/2028	Aa2	2,000	2,295,960
Build NYC Res Corp - CUNY	5.00%	6/1/2032	Aa2	1,250	1,466,900
Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2	225	262,026
Bulloch Co Dev - GA So Univ Hsg (AG)	5.25%	7/1/2028	A1	2,475	2,786,380
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,124,830
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+	1,875	2,172,094
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR	1,000	10

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

CT Hlth & Ed - Quinnipiac Univ (NPFGC)(FGIC)	5.00%	7/1/2026	AA-		$3,000	$3,267,600
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	Baa1		3,000	3,485,820
Detroit Sch Dist	5.00%	5/1/2029	Aa2		4,000	4,416,880
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,000	1,045,700
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	4,575	4,595,496
Harrisburg Auth - Univ of Science(e)	6.00%	9/1/2036	NR		4,000	1,908,400
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,087,978
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,965,398
IL Fin Auth - IL Inst of Tech	6.25%	2/1/2019	Baa3		2,170	2,374,067
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,149,850
IL Fin Auth - Univ of Chicago	5.75%	7/1/2033	AA		4,350	5,046,435
Louisville/Jeff Co Met Clg - Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,717,825
MA DFA - Wheelock Clg	5.25%	10/1/2037	BBB		3,750	3,915,600
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,301,050
MI Hi Ed - Creative Studies	5.875%	12/1/2028	Baa2		2,365	2,437,464
NY Dorm - NYU	5.00%	7/1/2030	AA-		2,155	2,532,233
NY Dorm - NYU	5.00%	7/1/2031	AA-		4,215	4,935,386
NY Dorm - Pratt Institute(c)	5.00%	7/1/2039	A3		1,000	1,135,750
NY Dorm - Pratt Institute(c)	5.00%	7/1/2044	A3		1,000	1,132,270
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		2,100	2,397,696
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,270	1,446,987
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(a)	2,450	2,787,487
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3		1,780	2,038,616
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2022	A3		1,950	2,256,696
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2023	A3		1,285	1,485,126
PA Hi Ed - Drexel Univ	5.00%	5/1/2031	A		4,645	5,170,303
Univ of Hawaii	6.00%	10/1/2038	Aa2		1,750	2,084,827
Total						87,000,890

Financial Services 0.24%

IN Bd Bk - JP Morgan	1.235%#	10/15/2022	A3		4,500	4,290,525

General Obligation 13.17%

Bellwood GO	6.15%	12/1/2032	A		2,765	3,176,377
CA State GO	5.00%	2/1/2033	Aa3		10,000	11,512,700
CA State GO	5.25%	9/1/2024	Aa3		5,000	6,055,950
CA State GO	5.50%	3/1/2040	Aa3		9,250	10,636,575
CA State GO	5.60%	3/1/2036	Aa3		7,330	8,647,201
CA State GO	6.50%	4/1/2033	Aa3		13,400	16,373,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Central USD (AG)	5.625%	8/1/2033	AA	$2,360	$2,749,730
Cook Co GO	5.00%	11/15/2024	AA	10,000	11,595,400
CT State GO(b)	5.00%	11/1/2027	AA	10,000	11,747,300
CT State GO(b)	5.00%	11/1/2028	AA	10,000	11,747,300
Guam GO	7.00%	11/15/2039	BB-	2,240	2,638,832
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,877,150
IL State GO	5.00%	3/1/2030	A-	11,500	12,379,060
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,720,498
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,554,627
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,620,320
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2024	AA	2,000	2,454,860
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2025	AA	2,060	2,512,479
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2026	AA	1,500	1,813,575
NYC GO	5.00%	8/1/2023	AA	2,700	3,273,372
NYC GO	5.00%	10/1/2026	AA	26,860	31,765,173
NYC GO	5.00%	8/1/2027	AA	6,000	7,135,200
NYC GO	6.25%	10/15/2028	AA	5,000	5,943,350
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,657,152
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,537,990
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,175,010
Philadelphia GO (AGM)	5.25%	12/15/2027	AA	2,500	2,829,800
Pittsburgh GO	5.00%	9/1/2029	AA	1,100	1,294,249
Pittsburgh GO	5.00%	9/1/2030	AA	1,215	1,423,968
Pittsburgh GO	5.00%	9/1/2032	AA	1,160	1,348,918
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,137,900
PR Comwlth GO	5.00%	7/1/2019	BB	1,070	914,829
PR Comwlth GO	5.00%	7/1/2020	BB	3,000	2,435,160
PR Comwlth GO	6.50%	7/1/2040	BB	5,340	4,013,918
San Diego USD	5.00%	7/1/2027	AA-	3,295	3,938,019
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2021	A+	2,250	2,565,877
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2022	A+	2,250	2,586,397
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	A+	3,250	3,701,555
Stockton USD (AGM)	5.00%	7/1/2023	AA	1,300	1,528,397
Stockton USD (AGM)	5.00%	7/1/2024	AA	1,335	1,555,622
Stockton USD (AGM)	5.00%	7/1/2026	AA	1,110	1,279,553
Sweetwater UHSD	5.00%	8/1/2026	AA	5,000	6,006,050
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	3,500	4,171,545
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,256,680
Total					236,288,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 14.71%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		$2,600	$2,724,956
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	AA-		7,065	7,918,028
AZ Hlth Facs - Scottsdale Lincoln Hsp	5.00%	12/1/2042	A2		6,000	6,720,840
Brevard Co Hlth - Health First	5.00%	4/1/2039	A-		2,000	2,218,240
Brevard Co Hlth - Health First	7.00%	4/1/2033	A-		1,000	1,236,490
Butler Hlth Sys Hsp	7.125%	7/1/2029	Baa1		1,500	1,788,450
Butler Hlth Sys Hsp	7.25%	7/1/2039	Baa1		3,630	4,278,028
CA Hlth - City of Hope	5.00%	11/15/2026	A+		2,350	2,710,537
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA-		2,000	2,387,320
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		4,500	5,219,640
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,463,138
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BBB		3,625	3,954,295
Cass Co - Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,408,450
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		7,000	7,325,780
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2035	NR		1,625	1,696,533
Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	1,000	1,106,670
Delaware Co Hsp Auth - Cardinal Hlth	5.00%	8/1/2024	NR		5,500	5,889,125
Delaware Co Hsp Auth - Cardinal Hlth	5.25%	8/1/2036	NR		4,500	4,835,925
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		1,600	1,727,504
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	772,695
Fairfax Co IDA - Inova Hlth	5.00%	5/15/2044	AA+		3,000	3,428,400
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,716,040
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		4,400	4,803,436
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		4,825	5,627,011
Glynn Brunswick Mem Hsp - SE GA Hlth	5.50%	8/1/2028	A2		5,140	5,764,253
Greenville Hlth Sys	5.00%	5/1/2034	AA-		3,970	4,527,983
Harris Co Cultural Ed - Mem Hermann Hlth	5.00%	12/1/2026	A+		1,500	1,793,670
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		2,130	2,290,240
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,940,625
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	A		3,000	3,579,930
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa2		1,500	1,657,320
IN Fin Auth - Major Hsp	5.00%	10/1/2044	Baa2		2,050	2,190,425
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA		4,900	5,415,970
Karnes Co Hsp Dist	5.00%	2/1/2039	BBB(a)		2,000	2,135,140
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,142,140
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,412,635
LA PFA - Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	9,529,615
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-(a)		1,350	1,448,024
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,396,969
Lufkin Hlth - Mem Hlth	6.00%	2/15/2024	Baa3		555	655,355
Martin Hsp Dist	7.25%	4/1/2036	BBB(a)		3,000	3,348,990
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,780,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba1		$11,150	$13,551,933
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,019,630
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	BBB+		3,150	3,510,265
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	BBB+		1,300	1,436,136
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		3,500	4,025,770
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	BBB+		1,000	1,138,370
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	BBB+		580	656,717
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	BBB+		1,620	1,830,065
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	A-		1,675	1,930,270
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	6,188,215
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,318,242
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,741,664
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,292,040
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,340,159
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		6,750	7,560,945
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2042	A+		2,000	2,227,920
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		3,000	3,490,800
SD Hlth & Ed - Sanford Hlth	5.00%	11/1/2044	A+		5,000	5,592,000
Sullivan Co Hlth & Ed - Wellmont Hlth	5.25%	9/1/2036	BBB+		2,000	2,100,080
Tarrant Co Cultural - Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,759,425
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	550	588,918
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	750	796,883
Thomasville Hsp Auth - John Archbold	5.125%	11/1/2030	A+		2,500	2,804,325
Univ Med Ctr Corp	6.25%	7/1/2029	BBB		895	1,040,715
Univ Med Ctr Corp	6.50%	7/1/2039	BBB		3,025	3,529,872
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		5,000	5,900,350
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,433,080
WA Hlth Care - Providence Hlth	5.00%	10/1/2044	AA-		4,750	5,404,787
WA Hlth Care - Seattle Cancer Care	5.00%	3/1/2038	A2		5,000	5,559,200
WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,130,280
Total						263,866,306

Housing 1.23%

CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	606,221
CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Baa2		5,000	5,634,200
Dekalb Newton Gwinnett Co - GGC Fndtn	6.00%	7/1/2034	A+		1,500	1,716,690
East Point Hsg - Laurel Ridge Apts AMT (FNMA)	5.00%	10/1/2032	AA+		2,475	2,501,705
HI Hsg Fin & Dev - Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A2		2,000	2,185,440
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BBB		1,425	1,536,649
Los Angeles Hsg	6.25%	6/1/2034	BBB		4,220	4,608,535
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,052,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)

Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	$1,150	$1,187,709
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-	1,000	1,025,050
Total					22,054,659

Lease Obligations 9.57%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A1	5,600	6,544,272
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	A1	8,500	9,586,215
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	A1	2,500	2,882,650
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A1	5,000	5,928,700
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	10,275	12,338,528
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA	2,355	2,808,338
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA	7,000	8,284,710
Goodyear Pub Impt	6.00%	7/1/2031	AA-	2,350	2,697,518
Houston Co Coop Dist - Country Crossing	12.50%	6/7/2013	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,964,065
IN Fin Auth - I-69 AMT	5.25%	9/1/2034	BBB-	2,400	2,674,776
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB	6,500	7,066,150
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB	3,000	3,225,240
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB	3,145	3,364,741
Indianapolis Local Pub Impt Bd Bk(b)	5.50%	2/1/2033	Aa2	12,000	14,257,440
MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	A+	10,000	11,435,200
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	7,500	8,287,125
NJ EDA - Sch Facs	1.64%#	3/1/2028	A2	4,625	4,620,097
NJ EDA - Sch Facs (AGM)	5.00%	6/15/2033	AA	10,840	12,211,802
NJ Trans Trust Fund	5.00%	12/15/2023	A2	4,425	5,137,115
NY UDC - PIT(b)	5.00%	12/15/2025	AAA	1,980	2,195,241
NY UDC - PIT(b)	5.00%	12/15/2026	AAA	2,870	3,181,991
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA	10,000	11,682,700
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA	6,000	6,987,300
PA IDA - Economic Dev	5.50%	7/1/2023	A1	2,630	2,937,526
Philadelphia Muni Auth	6.375%	4/1/2029	A+	2,000	2,340,300
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A+	3,150	3,826,274
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-	5,000	5,664,100
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA	4,500	5,366,565
Total					171,744,199

Other Revenue 7.73%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	BBB+	8,015	8,575,569
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	5,750	6,388,940
Austin Convention†	5.75%	1/1/2034	BB	5,000	5,121,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		$2,400	$2,560,344
Baker Correctional Dev	7.50%	2/1/2030	NR		3,500	2,602,740
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028	BB		1,455	1,524,578
Brooklyn Arena LDC - Barclays Ctr	6.375%	7/15/2043	BBB-		6,000	7,072,860
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		8,100	9,010,440
Cleveland Arpt	5.00%	1/1/2030	A-		2,000	2,210,580
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,183,570
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		2,000	2,297,060
Clifton Higher Ed - Uplift Education	6.00%	12/1/2030	BBB-		1,000	1,158,810
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+		1,000	1,147,360
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,145,040
Doctor Charles Drew Admy COP(e)	5.70%	11/1/2036	NR		1,480	296,000
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(a)	5,500	6,063,915
Hammond Loc Pub Impt - Charter Sch	6.75%	8/15/2035	BB+		1,000	1,020,420
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB		5,100	5,603,829
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	BB-		1,250	1,278,525
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa2		6,645	7,756,443
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037	NR		1,850	464,905
Long Beach Nat Gas - ML	1.606%#	11/15/2027	A-		9,000	8,258,040
MA DFA - Broad Inst	5.25%	4/1/2037	AA-		7,250	8,385,277
Maverick Co PFC	6.375%	2/1/2029	NR		2,580	1,330,816
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	12,679,920
MI Fin Auth - Student Loan AMT	5.00%	11/1/2020	A1		1,750	1,960,350
MI Fin Auth - Student Loan AMT	5.00%	11/1/2021	A1		1,500	1,688,640
MI Fin Auth - Student Loan AMT	5.00%	11/1/2022	A1		1,650	1,858,824
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	NR		2,250	1,282,500
MI Pub Ed - Landmark Admy	6.625%	6/1/2030	BB+		2,000	2,088,620
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025	NR		1,250	64,500
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR		1,700	87,720
Milwaukee Redev - Admy of Learning(e)	5.50%	8/1/2022	NR		300	30,000
Milwaukee Redev - Admy of Learning(e)	5.65%	8/1/2037	NR		250	25,000
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025	BBB+		6,500	7,569,120
NJ EDA - Team Academy	6.00%	10/1/2043	BBB		3,500	3,961,790
Pima Co IDA - American Charter Sch	5.50%	7/1/2026	BB	(a)	3,500	3,398,465
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034	BBB		1,275	1,285,111
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB		7,000	7,053,690
TX PFA - Uplift Education	5.875%	12/1/2036	BBB-		1,145	1,256,569
Total						138,748,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 3.28%

Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	$4,300	$4,707,425
Aurora TIF - East River	6.75%	12/30/2027	NR	830	915,200
Baltimore Spl Oblig - E Baltimore Resrch	7.00%	9/1/2038	NR	1,500	1,612,350
CT Spl Tax - Trans Infra	5.00%	9/1/2034	AA	2,750	3,225,502
Emeryville Redev Agy (AGM)	5.00%	9/1/2023	AA	1,415	1,709,476
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,367,612
Fontana PFA - North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+	2,000	2,005,100
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR	5,240	786,000
Gramercy Farms Cmnty Dev Dist(e)	5.25%	5/1/2039	NR	1,340	13
HI Dept Homelands	5.875%	4/1/2034	A1	3,000	3,297,900
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR	5,000	550,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,882,465
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	551,055
La Quinta Redev Agy	5.00%	9/1/2025	AA-	1,500	1,804,110
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	2,047	1,595,248
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,895,857
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,000	1,162,860
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400	1,620,388
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	BBB+	2,000	2,368,560
Riverside Co Redev Agy - Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-	11,195	8,802,628
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A-	2,500	2,992,625
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	BBB+	1,400	1,530,158
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,217,320
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,699,068
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	1,535	1,674,731
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	2,500	2,700,575
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,000	480,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR	1,300	624,000
Total					58,778,226

Tax Revenue 7.06%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	3,690	4,156,490
MA Sch Bldg Auth - Sales Tax(b)	5.00%	10/15/2032	AA+	20,000	23,260,900
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	4,000	4,238,000
NJ EDA - Cigarette Tax	5.00%	6/15/2023	BBB+	2,000	2,273,540
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,121,150
NY Dorm - PIT	5.00%	3/15/2025	AAA	4,590	5,382,188
NY Dorm - PIT	5.00%	3/15/2026	AAA	2,580	3,023,657
NY UDC - PIT	5.00%	3/15/2028	AAA	5,000	5,649,550
NY UDC - PIT	5.00%	3/15/2033	AAA	2,250	2,613,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

NYC TFA - Future Tax(b)	5.00%	2/1/2027	AAA	$12,000	$13,955,460
NYC TFA - Future Tax(b)	5.00%	2/1/2028	AAA	4,000	4,651,820
PR Corp Sales Tax	5.00%	8/1/2040	BBB	5,040	3,799,454
PR Corp Sales Tax	5.00%	8/1/2043	BBB-	5,130	3,431,354
PR Corp Sales Tax	5.25%	8/1/2040	BBB	2,000	1,572,160
PR Corp Sales Tax	5.25%	8/1/2041	BBB-	10,165	7,104,928
PR Corp Sales Tax	5.375%	8/1/2039	BBB-	6,510	4,572,950
PR Corp Sales Tax	5.50%	8/1/2040	BBB-	5,580	3,982,279
PR Corp Sales Tax	6.125%	8/1/2029	BBB-	2,000	1,650,700
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA	14,000	16,433,340
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2	4,190	5,133,001
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	4,500	5,017,140
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,326,025
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,368,880
Total					126,718,566

Tobacco 2.80%

Buckeye Tobacco	5.125%	6/1/2024	B-	13,500	11,395,755
Golden St Tobacco	4.50%	6/1/2027	B	3,720	3,519,827
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	5,625	6,619,106
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	2,005	2,250,171
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	4,490	5,176,476
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	4,500	5,275,800
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,238,060
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	3,750	3,474,563
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2	6,255	4,686,934
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,695	2,599,950
TSASC	5.00%	6/1/2026	B+	3,070	3,059,286
Total					50,295,928

Transportation 19.31%

Alameda Corridor Trsp Auth	5.00%	10/1/2025	A-	2,300	2,744,682
Atlanta Arpt - PFC	5.00%	1/1/2028	A+	1,000	1,189,460
Atlanta Arpt - PFC	5.00%	1/1/2031	A+	5,000	5,868,550
Austin Arpt AMT(c)	5.00%	11/15/2039	A1	5,000	5,611,700
Central TX Mobility Auth	6.00%	1/1/2041	BBB	10,000	11,526,100
Charlotte Arpt	5.00%	7/1/2031	Aa3	4,815	5,683,337
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-	2,000	2,307,900
Cleveland Arpt (AMBAC)	5.25%	1/1/2020	A-	2,550	2,923,167
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	9,645	11,017,213
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	6,135	7,007,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	$7,160	$8,178,667
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	8,284,032
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-	4,200	2,076,648
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	AA-	7,720	2,658,922
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	5,000	5,842,050
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	8,000	9,334,000
HI Arpt	5.00%	7/1/2034	A	3,000	3,351,270
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	B	2,500	2,827,625
Lee Co Arpt AMT	5.375%	10/1/2032	A	3,645	4,079,156
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,476,213
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,928,826
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,666,363
Met DC Arpt AMT	5.00%	10/1/2026	AA-	2,500	2,925,625
Met DC Arpt AMT	5.00%	10/1/2027	AA-	3,250	3,801,135
Met DC Arpt AMT	5.00%	10/1/2028	AA-	2,000	2,322,000
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	BBB+	550	627,292
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	BBB+	1,160	1,311,658
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2043	BBB+	1,500	1,651,680
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	3,250	3,780,238
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	4,435	5,138,302
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A	1,000	1,151,320
Miami Dade Co Expwy Auth	5.00%	7/1/2026	A-	2,500	2,978,350
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A-	2,000	2,369,820
Mid - Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	9,149,025
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A	3,100	3,660,108
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A	2,000	2,325,000
MTA NY	5.00%	11/15/2030	AA-	5,095	5,947,088
MTA NY	6.50%	11/15/2028	AA-	7,500	9,016,200
Niagara Frontier Trsp - Buffalo Intl Arpt	5.00%	4/1/2025	Baa1	2,750	3,147,705
Niagara Frontier Trsp - Buffalo Intl Arpt	5.00%	4/1/2026	Baa1	1,000	1,136,050
NJ Trans Trust Fund	6.00%	6/15/2035	A2	4,500	5,455,485
North Hudson Sewerage Auth	5.00%	6/1/2026	A-	4,915	5,693,831
North TX Twy Auth	5.00%	9/1/2028	AA+	10,000	11,663,200
North TX Twy Auth	5.75%	1/1/2033	A3	5,705	6,269,852
North TX Twy Auth	6.00%	1/1/2025	NR	4,385	5,036,830
North TX Twy Auth	6.00%	1/1/2025	A2	615	691,106
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	12,841,070
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,836,850
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	1,500	1,675,635
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,797,580
PA Tpk Commn	5.00%	12/1/2039	A+	3,500	3,967,390
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,729,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

PA Tpk Commn (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	$12,000	$12,905,640
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,273,119
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,527,249
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,640,202
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	AA-	2,285	2,485,737
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,262,800
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,104,180
Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	1,800	2,043,612
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,908,812
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	1,500	1,631,760
San Francisco Arpt AMT	5.00%	5/1/2025	A+	10,000	11,333,900
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	8,035,020
San Francisco Port Commn AMT	5.00%	3/1/2024	A1	1,055	1,246,820
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	12,750	13,417,462
San Jose Arpt AMT	5.00%	3/1/2022	A2	1,290	1,500,902
San Jose Arpt AMT	5.00%	3/1/2023	A2	1,000	1,164,880
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,875,850
South Jersey Trans Auth	5.00%	11/1/2039	A-	1,375	1,499,685
St Louis Arpt - Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,592,381
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	1/1/2040	BBB-	4,870	5,088,760
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,692,371
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,500	1,722,735
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,845,061
Total					346,479,592

Utilities 10.77%

Amr Muni Pwr - Prairie St Energy	5.25%	2/15/2027	A1	3,000	3,358,830
Atlanta Wtr & Wastewtr	6.00%	11/1/2028	Aa3	3,000	3,580,590
Atlanta Wtr & Wastewtr	6.00%	11/1/2029	Aa3	4,000	4,753,760
Baltimore Wastewtr	5.00%	7/1/2039	AA-	4,250	4,919,162
Beaver Co IDA - FirstEnergy	3.50%	12/1/2035	BBB-	4,000	4,125,200
Central Plains - Goldman Sachs	5.00%	9/1/2032	A-	5,000	5,506,550
Central Plains - Goldman Sachs	5.25%	9/1/2037	A-	8,585	9,591,677
Chicago Wastewater	5.00%	1/1/2039	AA-	2,550	2,830,270
Chicago Water	5.00%	11/1/2039	AA-	2,600	2,907,840
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	2,125	2,533,637
Compton Water	6.00%	8/1/2039	NR	5,500	5,719,670
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	8,250	8,922,375
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,144,392
FL Muni Pwr Agy	6.25%	10/1/2031	A2	4,000	4,710,880
HI Dept Budget - Hawaiian Electric AMT (FGIC)	4.60%	5/1/2026	Baa1	2,295	2,372,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-		$2,250	$2,433,285
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-		2,000	2,125,660
IN Muni Pwr	5.25%	1/1/2030	A+		2,000	2,371,140
IN Muni Pwr	5.25%	1/1/2032	A+		2,050	2,399,997
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA		2,015	2,248,518
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-		4,735	5,442,788
Long Island Power Auth	5.00%	9/1/2039	A-		2,750	3,092,512
Long Island Power Auth	5.00%	9/1/2044	A-		1,500	1,675,080
Los Angeles USD	5.00%	7/1/2023	Aa2		5,000	6,156,650
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA		9,710	11,290,788
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1		3,500	4,105,325
Met Atlanta Rapid Trans Auth (AGM)	5.00%	7/1/2034	AA+		10,000	10,907,400
Met St Louis Sewer Dist	5.75%	5/1/2038	AAA		1,760	1,948,602
MO Joint Muni Elec Util Commn	5.00%	1/1/2027	A2		2,115	2,504,541
Modesto Irrigation Dist	5.00%	7/1/2024	A+		1,000	1,202,800
New Orleans Water	5.00%	12/1/2034	BBB+		1,000	1,141,670
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A		5,000	5,554,450
OH Air Quality - FirstEnergy	3.625%	12/1/2033	BBB-		1,250	1,296,900
OH Air Quality - FirstEnergy	5.70%	8/1/2020	BBB-		3,250	3,729,245
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-		4,620	5,283,109
Palm Beach Co Solid Waste	5.50%	10/1/2028	AA+		3,000	3,442,590
Pima CO IDA - Tucson Elec	4.00%	9/1/2029	BBB+		5,040	5,260,853
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB-		7,280	5,202,725
PR Aqueduct & Swr Auth	6.00%	7/1/2044	BB-		2,885	2,048,523
PR Elec Pwr Auth	0.858%#	7/1/2031	CCC		4,000	1,924,560
Sabine River Auth - TXU(e)	5.80%	7/1/2022	C	(a)	1,000	67,500
Sacramento MUD	5.00%	8/15/2027	AA-		1,650	1,978,977
Salt Verde Fin Corp - Citi	5.25%	12/1/2027	A-		3,435	4,106,096
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2039	AA-		2,125	2,412,598
Southern CA Pub Pwr Auth - Goldman Sachs	1.626%#	11/1/2038	A-		3,000	2,620,170
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB	(a)	3,000	3,545,610
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3		3,000	3,338,190
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3		9,420	10,433,404
Total						193,269,958
Total Municipal Bonds (cost $1,709,122,029)						1,828,960,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Investments				Shares (000)		Fair Value
SHORT-TERM INVESTMENTS 0.56%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $909)				—	(i)	$909

	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
Municipal Bond 0.09%

Tax Revenue

MI Fin Auth - Detroit Sch Dist (cost $1,600,000)	2.85%	8/20/2015	NR	$1,600		1,608,208

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
Variable Rate Demand Notes 0.47%

Corporate-Backed 0.05%

Port Arthur Nav Dist - Motiva	0.20%	1/2/2015	11/1/2040	A2	1,000	1,000,000

Lease Obligations 0.28%

Pima Co IDA - Clark Co Detention†	0.32%	1/1/2015	9/1/2033	AA-	5,000	5,000,000

Utilities 0.14%

Las Vegas Valley Water District	0.10%	1/2/2015	6/1/2036	AA+	2,500	2,500,000

Total Variable Rate Demand Notes (cost $8,500,000)						8,500,000

Total Short-Term Investments (cost $10,100,909)						10,109,117

Total Investments in Securities 102.50% (cost $1,719,222,938)						1,839,069,810

Liabilities in Excess of Cash and Other Assets(h) (2.50%)						(44,938,982)

Net Assets 100.00%						$1,794,130,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

Open Futures Contracts at December 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	March 2015	170	Short	$(24,575,625)	$(704,134)

Note: See Footnotes to Schedules of Investments on page 92 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2014

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,830,568,901	$—	$1,830,568,901
Money Market Mutual Fund	909	—	—	909
Variable Rate Demand Notes	—	8,500,000	—	8,500,000
Total	$909	$1,839,068,901	$—	$1,839,069,810
Liabilities
Trust Certificates(4)	$—	$(62,165,000)	$—	$(62,165,000)
Total	$—	$(62,165,000)	$—	$(62,165,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(704,134)	—	—	(704,134)
Total	$(704,134)	$—	$—	$(704,134)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended December 31, 2014.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.19%

Corporate-Backed 15.40%

AK IDA - Anchorage Sportsplex(e)	6.12%	8/1/2031	NR		$3,285	$1,248,300
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025	NR		1,375	1,391,184
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2036	NR		3,210	3,230,448
Allegheny Co IDA - US Steel	6.875%	5/1/2030	BB-		6,050	6,884,658
Beauregard Parish - Office Max	6.80%	2/1/2027	B3		5,000	5,048,600
Brazos River Auth - TXU Rmkt AMT(e)	7.70%	4/1/2033	C	(a)	2,000	135,000
Brazos River Auth - TXU Rmkt AMT†(e)	8.25%	5/1/2033	NR		2,000	135,000
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR		1,450	1,492,499
CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3		9,000	9,673,650
Clayton Co SFR - Delta Airlines AMT	9.00%	6/1/2035	BB-		7,520	7,703,112
Cleveland Arpt - Continental Airlines AMT	5.375%	9/15/2027	B		15,240	15,281,758
Cleveland Arpt - Continental Airlines AMT	5.70%	12/1/2019	B		2,555	2,563,023
Courtland IDB - Intl Paper AMT	5.20%	6/1/2025	BBB		5,545	5,624,238
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-		2,000	2,258,120
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2036	NR		1,670	1,688,086
Houston Arpt - Continental Airlines AMT	5.00%	7/1/2029	B		4,200	4,494,588
Houston Arpt - Continental Airlines AMT	5.70%	7/15/2029	B		3,760	3,762,820
IA Fin Auth - Alcoa	4.75%	8/1/2042	BBB-		3,000	3,113,850
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	BB-		16,835	18,279,275
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	BB-		13,000	13,673,660
IL Fin Auth - Leafs Hockey Club(e)	5.875%	3/1/2027	NR		1,500	300,000
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037	NR		1,450	290,000
IL Fin Auth - United Sports/ Barrington†(e)	6.125%	10/1/2027	NR		1,475	177,000
IL Fin Auth - United Sports/ Barrington†(e)	6.25%	10/1/2037	NR		6,525	783,000
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2016	NR		1,830	1,831,867
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR		10,015	10,021,009
Maricopa Co IDA - Waste Mgmt AMT	3.375%	12/1/2031	A-		4,165	4,404,238
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025	Ba1		8,500	8,699,155
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR		3,430	1,543,500
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	Ba2		15,010	15,508,782
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	B		1,515	1,594,947
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	B		5,125	5,485,902
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	B		13,935	14,757,165
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	B		5,965	5,983,134
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	B		1,885	2,036,158
NJ EDA - Continental Airlines AMT	5.625%	11/15/2030	B		2,500	2,733,650
NJ EDA - Glimcher Pptys AMT	6.00%	11/1/2028	NR		5,000	5,001,950
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR		44,725	46,378,930
NYC IDA - British Airways AMT	5.25%	12/1/2032	BB		9,515	9,545,353
NYC IDA - Jetblue AMT	5.00%	5/15/2020	B		1,125	1,127,272
NYC IDA - Jetblue AMT	5.125%	5/15/2030	B		1,000	1,002,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2046	BB+		$2,000	$2,057,060
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB		6,135	6,681,628
PA Econ Dev - Natl Gypsum AMT	5.50%	11/1/2044	NR		1,000	1,013,550
PA Econ Dev - US Airways	8.00%	5/1/2029	B		2,460	2,918,027
Port Bay City Auth - Celanese AMT	6.50%	5/1/2026	BB-		6,120	6,130,649
Port Corpus Christi Auth - Celanese	6.45%	11/1/2030	BB-		1,750	1,754,200
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB		4,000	4,286,800
Rockdale Co Dev - Visy Paper AMT	6.125%	1/1/2034	NR		6,000	6,134,520
Rumford Solid Waste - Office Max AMT	6.875%	10/1/2026	B3		1,500	1,514,580
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB		4,145	4,707,228
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,690,035
Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR		2,000	2,408,900
West Pace Coop Dist(e)	9.125%	5/1/2039	NR		13,770	13,575,154
WI PFA - Natl Gypsum AMT	5.25%	4/1/2030	NR		2,000	2,027,420
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB		6,000	6,376,860
Total						310,163,532

Education 3.80%

Buffalo & Erie IDC - Medaille Clg	5.00%	4/1/2022	BB+		1,185	1,257,214
Buffalo & Erie IDC - Medaille Clg	5.25%	4/1/2035	BB+		2,885	2,966,415
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	72
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,720	1,798,604
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,375	1,381,160
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2037	BB+	(a)	4,000	3,813,880
Harrisburg Auth - Univ of Science(e)	6.00%	9/1/2036	NR		12,725	6,071,097
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,463,660
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,071,280
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,536,050
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		2,700	2,711,664
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		2,500	2,874,625
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,301,050
NJ Ed Facs - Univ Med & Dent	7.125%	12/1/2023	NR		4,000	4,989,960
NJ Ed Facs - Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,526,940
NY Dorm - Touro Clg	5.50%	1/1/2044	BBB-	(a)	3,885	4,403,570
NY Dorm - Yeshiva Univ (AMBAC)	5.125%	7/1/2034	B3		5,350	5,359,095
OH Hi Ed - Ashland Univ	6.25%	9/1/2024	Caa2		4,985	4,931,112
Univ California	5.00%	5/15/2037	AA-		6,000	6,825,060
Univ of California†(b)	5.75%	5/15/2031	AA		7,000	8,223,530
Total						76,506,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation 5.58%

Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	Ba1		$6,360	$6,773,018
Bellwood GO	5.875%	12/1/2027	A		3,000	3,423,600
Bellwood GO	6.15%	12/1/2032	A		2,770	3,182,121
CA State GO	5.00%	9/1/2025	Aa3		7,000	8,411,550
Guam GO	6.75%	11/15/2029	BB-		8,690	10,148,356
Guam GO	7.00%	11/15/2039	BB-		2,235	2,632,942
IL State GO	5.00%	8/1/2025	A-		2,685	2,963,864
Maverick Co GO	8.75%	3/1/2034	NR		2,500	2,544,500
Maverick Co GO	8.75%	3/1/2034	NR		5,500	5,597,900
NYC GO(b)	5.13%	3/1/2026	AA		10,000	11,442,350
Oakland USD	6.125%	8/1/2029	NR		1,500	1,711,110
Philadelphia GO	5.00%	7/15/2038	A+		2,500	2,833,550
PR Comwlth GO	4.00%	7/1/2020	BB		1,175	870,182
PR Comwlth GO	5.00%	7/1/2019	BB		5,075	4,339,024
PR Comwlth GO	5.00%	7/1/2020	BB		10,410	8,450,005
PR Comwlth GO	5.00%	7/1/2020	BB		3,000	2,435,160
PR Comwlth GO	5.00%	7/1/2021	BB		1,270	1,004,189
PR Comwlth GO	5.00%	7/1/2022	BB		2,970	2,294,771
PR Comwlth GO	5.00%	7/1/2033	BB		2,595	1,809,623
PR Comwlth GO	5.25%	7/1/2019	BB		2,525	2,150,113
PR Comwlth GO	5.25%	7/1/2022	BB		4,170	3,277,328
PR Comwlth GO	5.25%	7/1/2037	BB		5,000	3,547,650
PR Comwlth GO	5.625%	7/1/2032	BB		4,765	3,484,406
PR Comwlth GO	5.625%	7/1/2033	BB		4,030	2,920,984
PR Comwlth GO	6.00%	7/1/2038	BB		3,000	2,218,500
PR Comwlth GO	6.00%	7/1/2039	BB		5,000	3,680,600
PR Comwlth GO	6.00%	7/1/2039	BB		5,000	3,680,600
PR Pub Bldg Auth GTD	5.625%	7/1/2039	BB		4,700	3,231,062
Woonsocket GO	7.125%	6/15/2016	B3		1,345	1,389,936
Total						112,448,994

Health Care 24.45%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,462,941
Alachua Co Hlth - East Ridge Ret Vlg	6.25%	11/15/2044	BB	(a)	2,750	3,017,025
Alachua Co Hlth - East Ridge Ret Vlg	6.375%	11/15/2049	BB	(a)	1,000	1,091,270
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,031,700
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,502,520
AZ Hlth Facs - Beatitudes	5.20%	10/1/2037	NR		9,710	9,321,600
Botetourt Co RCF - Glebe	6.00%	7/1/2034	NR		2,480	2,552,218
Botetourt Co RCF - Glebe	6.00%	7/1/2044	NR		6,485	6,531,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		$1,640	$1,745,124
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,431,569
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BBB		5,625	6,135,975
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,188,490
CA Stwde - So Cal Presbyterian†	7.25%	11/15/2041	BBB-		2,500	2,986,875
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,072,740
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,775,728
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,073,360
Chesterfield Co EDA - Brandermill Woods	5.00%	1/1/2032	NR		2,000	2,084,920
Chesterfield Co EDA - Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,028,650
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	6,433,146
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	5,540,520
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,037,240
Collier CO IDA - Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,266,040
Collier CO IDA - Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,398,220
Cumberland Mun Auth - Asbury	5.25%	1/1/2041	NR		2,000	2,080,540
Cumberland Mun Auth - Asbury	5.40%	1/1/2022	NR		585	623,318
Cumberland Mun Auth - Asbury	6.00%	1/1/2040	NR		2,000	2,143,700
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,385,613
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,546,425
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BB+		5,620	5,937,699
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	4,084,245
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2032	NR		1,000	1,062,690
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2042	NR		2,800	2,889,208
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,801,501
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	3,018,266
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	923,504
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,198,392
Gaithersburg Eco Dev - Asbury	6.00%	1/1/2023	BBB	(a)	3,385	3,872,271
Hanover Co EDA - Covenant Woods	5.00%	7/1/2042	NR		2,000	2,029,920
Hanover Co EDA - Covenant Woods	5.00%	7/1/2047	NR		1,985	2,009,713
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(a)	545	558,331
Harris Co Cultural Ed - Brazos	5.00%	1/1/2038	BB+	(a)	510	517,375
Harris Co Cultural Ed - Brazos	5.125%	1/1/2048	BB+	(a)	1,535	1,547,495
Harris Co Cultural Ed - Brazos	7.00%	1/1/2043	BB+	(a)	3,000	3,487,530
Harris Co Cultural Ed - Childrens Med	5.00%	10/1/2024	AA		6,000	6,906,060
Harris Co Cultural Ed - Childrens Med	5.25%	10/1/2029	AA		4,000	4,665,240
HFDC Cent TX - Legacy/Willow Bend	5.625%	11/1/2026	NR		1,850	1,892,328
HFDC Cent TX - Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,578,100
Holmes Co Hsp - Doctors Mem Hsp	5.75%	11/1/2026	NR		5,095	5,115,431
Holmes Co Hsp - Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	6,972,985
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		1,200	1,193,484
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2037	NR		6,270	5,856,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

IL Fin Auth - Clare At Water Tower(e)	Zero Coupon	5/15/2050	NR		$4,800	$480
IL Fin Auth - Clare At Water Tower(e)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth - Clare At Water Tower(e)	5.20%	5/15/2015	NR		700	70
IL Fin Auth - Clare At Water Tower(e)	5.30%	5/15/2016	NR		700	70
IL Fin Auth - Clare At Water Tower(e)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth - Clare At Water Tower(e)	6.125%	5/15/2041	NR		3,500	350
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	131,377
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		569	214,272
IL Fin Auth - Clare Oaks	Zero Coupon	11/15/2052	NR		569	147,292
IL Fin Auth - Clare Oaks	4.00%	11/15/2052	NR		4,550	3,032,985
IL Fin Auth - Clare Oaks	7.00%	11/15/2017	NR		520	521,492
IL Fin Auth - Clare Oaks	7.00%	11/15/2027	NR		940	939,878
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	4,000	4,002,720
IL Fin Auth - Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(a)	3,975	3,975,079
IL Fin Auth - Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,767,680
IL Fin Auth - Landing / Plymouth Place	6.00%	5/15/2043	NR		2,165	2,141,531
IL Fin Auth - Northwestern Mem Hsp†(b)	5.75%	8/15/2030	AA		5,000	5,881,250
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	A		3,000	3,579,930
IL Fin Auth - Smith Vlg	5.25%	11/15/2016	NR		1,580	1,605,312
IL Fin Auth - Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,528,665
IN Fin Auth - Major Hsp	5.00%	10/1/2044	Baa2		3,550	3,793,175
Karnes Co Hsp Dist	5.00%	2/1/2039	BBB	(a)	1,000	1,067,570
Karnes Co Hsp Dist	5.00%	2/1/2044	BBB	(a)	1,255	1,330,036
Kent Hsp Fin Auth - Metropolitan Hsp	5.75%	7/1/2025	BB+		3,395	3,465,276
Kent Hsp Fin Auth - Metropolitan Hsp	6.00%	7/1/2035	BB+		4,575	4,670,938
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,142,140
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,257,495
Kirkwood IDA - Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,743,504
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		3,000	3,105,660
LA PFA - Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,413,254
LA PFA - Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	9,731,865
Lubbock Hlth - Carillon	6.30%	7/1/2019	NR		4,010	4,148,385
MA Hlth & Ed - Emerson Hsp (RADIAN)	5.00%	8/15/2025	NR		4,000	4,016,200
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,450	3,851,338
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,400	4,719,924
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba1		200	227,298
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,019,630
Montgomery Co IDA - Whitemarsh	6.25%	2/1/2035	NR		10,225	10,242,587
Multnomah Co Hsp Facs - Mirabella	5.40%	10/1/2044	NR		3,250	3,449,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		$2,765	$2,907,785
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		8,175	8,416,162
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,285,800
NC Med - Lutheran Svcs	5.00%	3/1/2037	NR		1,000	1,034,560
NC Med - Lutheran Svcs	5.00%	3/1/2042	NR		1,000	1,025,310
New Hope Cultural - Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,646,043
NJ EDA - Lions Gate	5.00%	1/1/2034	NR		500	510,890
NJ EDA - Lions Gate	5.25%	1/1/2044	NR		1,000	1,028,120
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,174,825
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		4,705	4,017,929
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	B+		2,625	2,573,944
OH Hsp - Cleveland Clinic†(b)	5.50%	1/1/2034	AA		13,500	15,349,905
Onondaga CDC - St Josephs Hsp	4.50%	7/1/2032	BB		5,000	4,934,450
Onondaga CDC - St Josephs Hsp	5.125%	7/1/2031	BB		1,250	1,353,613
Orange Co Hlth - Orlando Lutheran	5.375%	7/1/2020	NR		970	981,310
Orange Co Hlth - Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,627,159
Orange Co Hlth - Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,950,251
Palm Beach Co Hlth - Sinai Residences	7.50%	6/1/2049	NR		2,325	2,653,941
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		5,000	5,393,650
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BB+		3,500	3,689,175
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BB+		6,250	6,705,812
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BB+		10,500	11,216,100
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,714,695
Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,159,240
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,138,917
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,697,980
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	NR		1,000	1,115,460
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	NR		1,600	1,721,840
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	13,088,900
Sarasota Hlth - Manatee	5.75%	7/1/2037	NR		2,895	2,908,230
Sarasota Hlth - Manatee	5.75%	7/1/2045	NR		6,435	6,450,380
Sayre Mem Hsp Auth	6.00%	7/1/2037	NR		4,000	2,719,440
SC Jobs EDA - Hampton Regl Med	5.25%	11/1/2028	NR		12,000	11,975,760
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR		2,100	2,176,167
St Paul Port Auth - Healtheast Midway	5.75%	5/1/2025	BB+		1,520	1,541,113
St Paul Port Auth - Healtheast Midway	5.875%	5/1/2030	BB+		1,000	1,013,310
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,381,808
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	1,200	1,284,912
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	1,500	1,593,765
Upper IL River Vy - Pleasant View	7.25%	11/15/2040	NR		1,200	1,286,496
Upper IL River Vy - Pleasant View	7.375%	11/15/2045	NR		1,550	1,662,484
Vigo Co Hsp - Union Hsp†	5.70%	9/1/2037	NR		9,250	9,376,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Vigo Co Hsp - Union Hsp†	5.75%	9/1/2042	NR		$2,000	$2,025,300
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,566,330
WA Hsg - Mirabella	6.50%	10/1/2032	NR		2,000	2,147,860
WA Hsg - Mirabella	6.75%	10/1/2047	NR		3,000	3,229,470
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,665	1,759,639
Western IL EDA - Carthage Mem Hsp	7.00%	6/1/2033	NR		2,890	2,974,995
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		4,000	4,130,600
WI Hlth & Ed - Wheaton Franciscan Hlth	5.125%	8/15/2030	A-		3,000	3,147,090
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,954,297
WI PFA - Las Ventanas Retirement Ser B-1	Zero Coupon	10/1/2042	NR		2,961	1,049,823
WI PFA - Las Ventanas Retirement Ser C-1	Zero Coupon	10/1/2042	NR		2,961	30
WI PFA - Rose Villa	5.75%	11/15/2044	NR		2,035	2,091,878
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,000
Woodbury Hsg - St Therese	5.25%	12/1/2049	NR		2,000	2,021,440
Woodbury Hsg - St Therese	5.125%	12/1/2044	NR		2,500	2,518,225
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,336,400
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,074,700
Total						492,515,826

Housing 1.07%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	873,124
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,241,340
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	606,221
CA Stwde - American Baptist	5.00%	10/1/2043	BBB		2,450	2,643,623
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BBB		3,325	3,585,514
Met Govt Nashville H & E - Prestige Pt(e)	7.50%	12/20/2040	NR		3,930	2,358,000
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,579,755
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(a)	4,000	4,122,280
NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		3,000	3,048,000
Saline EDC - Evangelical Homes	5.50%	6/1/2047	BB+	(a)	1,500	1,545,855
Total						21,603,712

Lease Obligations 3.05%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A1		1,500	1,812,840
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A1		5,000	5,621,650
Houston Co Coop Dist - Country Crossing	12.50%	6/7/2013	NR		4,199	587,860
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,964,065
IN Fin Auth - I-69 AMT	5.25%	9/1/2034	BBB-		1,600	1,783,184
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,342,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB		$2,320	$2,494,186
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,558,960
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,000	1,095,030
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,524,750
NJ EDA - Sch Facs	5.00%	6/15/2040	A2		8,880	9,645,101
NJ Trans Trust Fund	5.00%	6/15/2032	A2		5,000	5,480,650
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,340,300
PR Pub Bldg Auth GTD	5.25%	7/1/2033	BB		5,365	3,663,061
PR Pub Fin Corp	5.50%	8/1/2031	BB-		12,250	6,461,875
Total						61,376,212

Other Revenue 8.10%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	BBB+		5,120	5,478,093
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	6,246,576
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	Ba2		10,845	11,415,556
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2039	Ba1		2,995	3,109,139
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028	BB		3,450	3,614,979
CA Fin Auth - High Tech†	6.125%	7/1/2038	BB	(a)	1,250	1,270,900
CA Sch Fin Auth - KIPP LA	5.125%	7/1/2044	BB+		2,390	2,487,440
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	5,048,600
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,183,570
Doctor Charles Drew Admy COP(e)	5.70%	11/1/2036	NR		1,735	347,000
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2029	BB+		5,000	5,069,150
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2036	BB+		5,000	5,020,450
FL DFC - Palm Bay Admy(e)	6.00%	5/15/2036	NR		2,000	1,283,760
FL DFC - Palm Bay Admy(e)	6.125%	5/15/2037	NR		1,855	1,190,687
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(a)	6,000	6,660,420
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043	BB		3,250	3,440,255
IA Fin Auth - Childserve	5.375%	6/1/2026	NR		1,795	1,795,969
IA Fin Auth - Childserve	5.50%	6/1/2031	NR		1,000	1,000,420
IA Fin Auth - Childserve	5.55%	6/1/2036	NR		4,960	4,961,438
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	BB-		1,250	1,278,525
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037	NR		6,570	1,651,041
La Vernia Hi Ed - Amigos/Friends Life	6.25%	2/15/2026	NR		1,000	1,007,140
La Vernia Hi Ed - Amigos/Friends Life	6.375%	2/15/2037	NR		1,220	1,222,538
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-		4,750	6,005,235
Lombard PFC - Conf Ctr & Hotel	7.125%	1/1/2036	NR		8,500	4,675,000
Maverick Co PFC	6.25%	2/1/2024	NR		4,135	2,143,584
Maverick Co PFC	6.375%	2/1/2029	NR		1,640	845,945
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR		15,200	6,840,000
MD EDC - Chesapeake Bay Hyatt(e)	5.25%	12/1/2031	NR		3,000	1,350,000
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037	NR		5,500	3,135,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

MI Pub Ed - Bradford Admy	8.75%	9/1/2039		NR		$2,250	$1,282,500
MI Pub Ed - Crescent Admy	7.00%	10/1/2036		NR		707	718,268
MI Pub Ed - Landmark Admy	6.625%	6/1/2030		BB+		1,815	1,895,423
MI St Strategic Fd(f)	Zero Coupon	—	(g)	NR		5,000	500
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	143,964
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	296,958
Milwaukee Redev - Admy of Learning(e)	5.65%	8/1/2037		NR		3,340	334,000
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+		10,250	11,935,920
North TX Edu Fin Corp - Uplift Education	5.125%	12/1/2042		BBB-		1,000	1,073,420
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2023		BB+		635	680,530
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036		BB+		3,165	3,290,492
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2039		BB+		4,740	4,909,360
Ohio St Pollution Ctl Rev(e)	5.625%	3/1/2015		NR		2,965	297
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		5,000	5,002,300
Palm Bay Ed - Patriot Charter Sch(e)	6.75%	7/1/2022		NR		1,460	438,000
Palm Bay Ed - Patriot Charter Sch(e)	7.00%	7/1/2036		NR		5,000	1,500,000
Palm Beach Co - G Star Sch of Arts	6.75%	5/15/2035		B+		2,425	2,426,334
Pima Co IDA - American Charter Sch	5.50%	7/1/2026		BB	(a)	5,000	4,854,950
Pima Co IDA - American Charter Sch	5.625%	7/1/2038		BB	(a)	4,245	3,805,388
Pima Co IDA - Horizon Learning Ctr	5.25%	6/1/2035		BBB		5,000	5,005,250
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-		1,425	1,155,005
Provo Charter Sch - Freedom Admy	5.50%	6/15/2037		NR		3,690	3,476,939
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034		BBB		3,140	3,164,900
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039		BBB		3,540	3,567,152
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030		BB		1,300	1,380,457
Total							163,116,717

Special Tax 7.54%

Anne Arundel Co - Natl Business Pk	5.625%	7/1/2025		NR		1,000	1,081,380
Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040		NR		2,250	2,431,552
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036		NR		1,030	1,064,783
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044		NR		2,150	2,214,908
Arborwood CDD	Zero Coupon	5/1/2025		NR		635	614,305
Arborwood CDD	Zero Coupon	5/1/2036		NR		780	780,632
Arborwood CDD	Zero Coupon	5/1/2036		NR		75	75,061
Arborwood CDD	5.35%	5/1/2036		NR		4,980	4,981,096
Aurora TIF - East River	6.50%	12/30/2023		NR		2,215	2,443,588

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Aurora TIF - East River	6.75%	12/30/2027	NR	$1,365	$1,505,117
Baltimore Spl Oblig - E Baltimore Resrch	7.00%	9/1/2038	NR	3,500	3,762,150
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	7,500	8,356,125
Capital Region CDD - St Joe Company	7.00%	5/1/2039	NR	4,325	4,385,896
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,869,225
Corona Norco Sch Dist PFA	5.00%	9/1/2023	BBB+	790	931,347
Corona Norco Sch Dist PFA	5.00%	9/1/2026	BBB+	625	714,494
Corona Norco Sch Dist PFA	5.00%	9/1/2027	BBB+	1,250	1,419,850
Corona Norco Sch Dist PFA	5.00%	9/1/2032	BBB+	1,190	1,328,802
Corona Norco Sch Dist PFA	5.00%	9/1/2035	BBB+	585	647,232
Durbin Crossing CDD	5.50%	5/1/2037	NR	5,300	5,300,106
Grandview IDA - Grandview Crossing(e)	5.75%	12/1/2028	NR	1,000	200,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,757,818
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR	11,325	1,245,750
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	12,000	12,345,720
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,882,465
Irvine CFD - Great Park	5.00%	9/1/2039	NR	1,000	1,106,380
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	551,055
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,179,730
Lancaster Redev Agy	6.875%	8/1/2039	NR	570	711,388
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	507,894
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,830	3,523,600
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	5,358	4,175,543
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,037,650
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BB+	6,110	6,444,339
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	341,000
Plaza Met Dist #1	5.00%	12/1/2022	NR	500	556,115
Plaza Met Dist #1	5.00%	12/1/2040	NR	2,500	2,635,275
Poway USD PFA	5.00%	9/15/2024	BBB	500	566,985
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,152,069
Poway USD PFA	5.00%	9/15/2032	BBB	995	1,088,022
Rancho Cordova CFD	5.00%	9/1/2027	NR	860	903,439
Rancho Cordova CFD	5.00%	9/1/2032	NR	1,260	1,318,603
Rancho Cordova CFD	5.00%	9/1/2037	NR	1,250	1,303,987
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	BBB+	2,000	2,368,560
Riverside Co Tax Alloc - Jurupa (NPFGC)(FGIC)	4.75%	10/1/2035	AA-	9,000	9,035,100
San Francisco Redev - Hunters Point	5.00%	8/1/2039	NR	2,240	2,342,189
San Francisco Redev - Hunters Point	5.00%	8/1/2044	NR	2,500	2,604,150
San Francisco Redev - Mission Bay South	5.00%	8/1/2029	NR	1,300	1,427,751
San Francisco Redev - Mission Bay South	5.00%	8/1/2031	NR	1,140	1,226,116
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	BBB+	700	765,079
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2024	AA-	1,010	1,077,640
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB	1,100	1,105,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

San Jose Redev Agy (XLCA)	4.25%	8/1/2036	BBB	$2,300	$2,322,241
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	2,119,800
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	1,500	1,652,175
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	738,227
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	5,500	5,941,265
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	712,800
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	3,286,250
Village CDD #10	4.50%	5/1/2023	NR	1,420	1,558,010
Village CDD #10	6.00%	5/1/2044	NR	1,000	1,120,750
Village CDD #11	4.50%	5/1/2045	NR	3,640	3,664,934
Whispering Springs CDD(e)	5.20%	10/1/2021	NR	2,290	412,200
Total					151,922,971

Tax Revenue 3.16%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR	2,460	2,921,127
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,328,857
NY UDC - PIT(b)	5.00%	12/15/2025	AA	3,730	4,138,359
NY UDC - PIT(b)	5.00%	12/15/2026	AA	5,420	6,013,381
NYC TFA - Future Tax	5.00%	11/1/2038	AAA	3,250	3,753,002
PR Corp Sales Tax	5.00%	8/1/2024	BBB-	5,000	4,126,950
PR Corp Sales Tax	5.00%	8/1/2043	BBB-	2,725	1,822,698
PR Corp Sales Tax	5.25%	8/1/2040	BBB	10,580	8,316,726
PR Corp Sales Tax	5.25%	8/1/2041	BBB-	13,885	9,705,060
PR Corp Sales Tax	5.375%	8/1/2039	BBB-	6,715	4,716,952
PR Corp Sales Tax	5.50%	8/1/2028	BBB-	5,000	3,972,600
PR Corp Sales Tax	5.50%	8/1/2040	BBB-	7,000	4,995,690
PR Corp Sales Tax	5.75%	8/1/2037	BBB-	4,220	3,143,731
PR Corp Sales Tax	6.125%	8/1/2029	BBB-	3,030	2,500,811
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2026	AA-	260	275,941
Total					63,731,885

Tobacco 9.72%

Buckeye Tobacco	5.125%	6/1/2024	B-	35,980	30,371,798
Buckeye Tobacco	5.75%	6/1/2034	B-	9,795	7,852,847
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	9,171,470
Buckeye Tobacco	5.875%	6/1/2047	B-	6,100	4,980,711
Buckeye Tobacco	6.50%	6/1/2047	B-	3,590	3,155,036
Golden St Tobacco	4.50%	6/1/2027	B	25,195	23,839,257
Golden St Tobacco	5.00%	6/1/2033	B-	20,605	17,025,087
Golden St Tobacco	5.125%	6/1/2047	B-	4,500	3,396,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Golden St Tobacco	5.75%	6/1/2047	B-		$4,500	$3,718,665
Inland Empire Tobacco	4.625%	6/1/2021	B-	(a)	4,380	4,281,362
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	5,160	5,148,596
MI Tob Settlement	5.125%	6/1/2022	B-		1,065	943,739
MI Tob Settlement	5.25%	6/1/2022	B-		4,180	3,733,701
MI Tob Settlement	6.00%	6/1/2034	B-		5,000	4,316,800
Nthrn AK Tobacco	5.00%	6/1/2032	B2		5,000	4,290,150
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	4,242,379
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	8,218,553
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	2,400	2,385,144
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,085	5,260,604
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		4,830	4,475,237
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2		4,570	3,424,347
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		12,590	10,651,896
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B2		18,615	14,051,905
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		10,425	7,335,447
TSASC	5.00%	6/1/2034	B		1,125	957,983
TSASC	5.125%	6/1/2042	B-		10,255	8,449,607
Total						195,678,876

Transportation 7.97%

Austin Arpt AMT(c)	5.00%	11/15/2044	A1		2,500	2,786,000
Broward CO Arpt AMT	5.125%	10/1/2038	A+		2,835	3,134,064
Central TX Mobility Auth	5.00%	1/1/2043	BBB		2,420	2,642,785
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-		4,000	4,615,800
Chicago Midway Arpt AMT	5.00%	1/1/2030	A-		5,000	5,664,650
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A2		2,985	3,311,081
Delaware River Port Auth	5.00%	1/1/2034	A		3,000	3,451,680
Denver City & CO Arpt AMT	5.50%	11/15/2025	A		3,410	4,057,013
DFW Arpt	5.00%	11/1/2028	A+		5,000	5,665,100
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	BBB		5,000	1,920,050
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	AA-		25,000	12,990,750
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,000	1,158,560
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		3,000	3,505,230
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		3,250	3,791,938
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BB+		2,000	2,362,340
MA Port Auth - Delta Airlines AMT (AMBAC)	0.207%#	1/1/2031	NR		5,000	4,196,370
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A		2,275	2,619,253
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2030	A		2,690	3,075,235
Mid - Bay Bridge Auth	7.25%	10/1/2034	BBB-		7,500	9,149,025
MTA NY	5.00%	11/15/2025	AA-		5,000	5,937,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

MTA NY	5.00%	11/15/2038	AA-		$5,000	$5,672,750
NJ Trans Trust Fund	6.00%	6/15/2035	A2		2,700	3,273,291
North TX Twy Auth	5.00%	1/1/2031	A3		3,875	4,412,734
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-		2,000	2,262,800
PR Hwy & Trans Auth	5.00%	7/1/2020	B		6,035	3,504,525
PR Hwy & Trans Auth	5.00%	7/1/2022	B		1,545	880,202
PR Hwy & Trans Auth	5.00%	7/1/2028	B		1,015	551,165
PR Hwy & Trans Auth	5.00%	7/1/2030	B		1,040	564,626
San Diego Arpt	5.00%	7/1/2040	A		4,000	4,399,760
San Francisco Arpt AMT	5.00%	5/1/2039	A+		5,000	5,596,000
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-		5,000	5,261,750
San Joaquin Hills Trsp Corridor	5.25%	1/15/2044	BB+		3,270	3,501,549
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BB+		4,000	4,226,640
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon	1/15/2022	AA-		570	456,416
San Jose Arpt AMT	5.00%	3/1/2023	A2		4,185	4,875,023
South Jersey Trans Auth	5.00%	11/1/2039	A-		1,375	1,499,685
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3		7,870	8,494,485
TX Tpk (AMBAC)	Zero Coupon	8/15/2031	A-		24,500	9,098,565
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-		1,500	1,722,735
Wayne Co Arpt (NPFGC)(FGIC) AMT	5.00%	12/1/2034	AA-		4,060	4,188,377
Total						160,477,652

Utilities 10.35%

Adelanto Util Sys	6.625%	7/1/2031	NR		11,000	12,757,140
Arborwood CDD	5.50%	5/1/2036	NR		580	580,969
Brazos River Auth - TXU AMT(e)	5.00%	3/1/2041	C	(a)	6,000	405,000
Brazos River Auth - TXU AMT(e)	6.30%	7/1/2032	C	(a)	2,000	135,000
Chicago Wastewater	5.00%	1/1/2039	AA-		5,075	5,632,793
Chicago Water	5.00%	11/1/2039	AA-		2,600	2,907,840
Compton Water	6.00%	8/1/2039	NR		3,710	3,858,177
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3		2,050	2,217,075
Detroit Sewer	5.25%	7/1/2039	BBB+		4,730	5,144,301
Detroit Water	5.25%	7/1/2041	BBB+		5,000	5,339,200
Guam Waterworks Auth	5.00%	7/1/2029	A-		1,000	1,132,270
Guam Waterworks Auth	5.00%	7/1/2035	A-		2,500	2,791,925
Guam Waterworks Auth	5.50%	7/1/2043	A-		2,520	2,911,280
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-		3,000	3,188,490
IN Muni Pwr	5.25%	1/1/2034	A+		2,345	2,716,753
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-		5,000	3,145,600
Jefferson Co Sewer	6.00%	10/1/2042	BBB-		5,000	5,573,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Fair Value
Utilities (continued)

Jefferson Co Sewer	6.50%	10/1/2053	BBB-		$7,000		$8,022,350
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA		5,000		3,454,150
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA		5,000		5,459,350
Lathrop Fin Auth	5.90%	6/1/2027	NR		2,375		2,392,670
Lathrop Fin Auth	6.00%	6/1/2035	NR		3,255		3,273,977
Long Beach Nat Gas - ML	5.50%	11/15/2037	A-		5,000		6,185,250
Long Island Power Auth	5.00%	9/1/2039	A-		2,750		3,092,512
Long Island Power Auth	5.00%	9/1/2044	A-		1,500		1,675,080
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1		3,500		4,105,325
Moraine Ohio Solid Waste Disp AMT(e)	6.75%	7/1/2014	NR		525		53
MSR Energy Auth - Citi	6.50%	11/1/2039	A-		5,850		7,955,824
NYC Muni Water(b)	5.00%	6/15/2029	AA		11,000		12,244,265
NYC Muni Water(b)	5.13%	6/15/2030	AA		1,000		1,113,115
Padre Dam Municipal Water Auth COP	5.25%	10/1/2034	AA		5,600		6,388,424
Pima Co IDA - Global Water AMT	5.60%	12/1/2022	NR		2,000		2,088,460
Pima Co IDA - Global Water AMT	5.75%	12/1/2032	NR		5,000		5,099,900
PR Aqueduct & Swr Auth	5.00%	7/1/2017	BB-		8,435		6,916,110
PR Aqueduct & Swr Auth	5.25%	7/1/2042	BB-		15,365		10,546,229
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB-		10,865		7,764,781
PR Elec Pwr Auth	5.00%	7/1/2029	CCC		1,500		759,720
Sabine River Auth - TXU AMT(e)	6.45%	6/1/2021	C	(a)	2,000		135,000
Salt Verde Fin Corp - Citi	5.00%	12/1/2032	A-		2,000		2,312,420
San Antonio Elec & Gas†(b)	5.25%	2/1/2029	AA		19,375		22,181,145
San Antonio Elec & Gas†(b)	5.25%	2/1/2031	AA		6,270		7,178,104
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2039	AA-		2,125		2,412,597
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3		5,000		5,537,900
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	A-		7,500		9,340,650
Western Genr Agy - Wauna Cogen AMT	5.00%	1/1/2016	NR		340		341,326
Total							208,413,900

Total Municipal Bonds (cost $2,011,567,571)							2,017,956,315

					Shares (000)
SHORT-TERM INVESTMENTS 0.08%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $797)					—	(i)	797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date		Principal Amount (000)	Fair Value
Variable Rate Demand Note 0.08%

Utilities

Las Vegas Valley Water District (cost $1,500,000)	0.10%	1/2/2015	6/1/2036	AA+	$1,500	$1,500,000

Total Short-Term Investments (cost $1,500,797)						1,500,797

Total Investments in Securities 100.27% (cost $2,013,068,368)						2,019,457,112

Liabilities in Excess of Cash and Other Assets(h) (0.27%)						(5,403,471)

Net Assets 100.00%						$2,014,053,641

Open Futures Contracts at December 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	March 2015	143	Short	$(20,672,438)	$(484,495)

Note: See Footnotes to Schedules of Investments on page 92 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2014

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$1,646,425,698	$—		$1,646,425,698
Other Revenue	—	163,115,920	797	(4)	163,116,717
Utilities	—	208,413,847	53	(4)	208,413,900
Money Market Mutual Fund	797	—	—		797
Variable Rate Demand Note	—	1,500,000	—		1,500,000
Total	$797	$2,019,455,465	$850		$2,019,457,112
Liabilities
Trust Certificates(5)	$—	$(41,160,000)	$—		$(41,160,000)
Total	$—	$(41,160,000)	$—		$(41,160,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(484,495)	—	—		(484,495)
Total	$(484,495)	$—	$—		$(484,495)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the period ended December 31, 2014.
(4)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd. (Other Revenue), Moraine Ohio Solid Waste Disp AMT (Utilities) and Ohio St Pollution Ctl Rev (Other Revenue).
(5)	Refer to Note 2(e) for a description of Municipal Bonds Held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2014	$850
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of December 31, 2014	$850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.83%

Corporate-Backed 1.08%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,000	$1,074,850
CA Poll Ctl - Waste Mgmt AMT	3.25%	12/1/2027	A-	1,500	1,570,665
Total					2,645,515

Education 7.14%

CA Ed Facs - Clg & Univ Fin Prog	5.00%	2/1/2037	Baa3	1,000	1,024,440
CA Ed Facs - Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,293,007
CA Fin Auth - Biola Univ	5.00%	10/1/2029	Baa1	330	365,392
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,220,441
CA Fin Auth - Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,447,275
CA Fin Auth - Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,583,403
CA Infra & Econ Dev - Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,142,100
CA State Univ Sys	5.00%	11/1/2037	Aa2	1,250	1,414,612
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	13
Tustin Unified School District	6.00%	8/1/2036	Aa1	1,500	1,858,245
Univ California	5.00%	5/15/2037	AA-	1,435	1,632,327
Univ of California(b)	5.75%	5/15/2031	AA	3,000	3,524,370
Total					17,505,625

General Obligation 19.80%

CA State GO	5.00%	9/1/2021	Aa3	1,000	1,199,070
CA State GO	5.00%	9/1/2029	Aa3	485	562,741
CA State GO	5.00%	2/1/2032	Aa3	2,000	2,309,520
CA State GO	5.00%	2/1/2033	Aa3	1,000	1,151,270
CA State GO	5.25%	10/1/2029	Aa3	1,500	1,733,940
CA State GO	5.25%	10/1/2032	Aa3	4,000	4,661,720
CA State GO	5.25%	4/1/2035	Aa3	3,000	3,510,420
CA State GO	5.50%	3/1/2040	Aa3	2,000	2,299,800
CA State GO	6.50%	4/1/2033	Aa3	3,500	4,276,545
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,210,530
Colton Jt USD (AGM)	5.00%	8/1/2027	AA	1,000	1,184,970
Grossmont UHSD	5.00%	8/1/2043	AA-	1,250	1,407,462
Guam GO	7.00%	11/15/2039	BB-	390	459,439
Los Angeles CCD(c)	5.00%	8/1/2029	AA+	1,000	1,208,740
Los Angeles USD	5.00%	7/1/2029	Aa2	2,225	2,548,092
Los Angeles USD	5.00%	7/1/2030	Aa2	1,000	1,199,680
Montebello USD (AGM)	5.00%	8/1/2028	AA	1,335	1,489,393
Mount Diablo USD	5.00%	8/1/2025	Aa3	1,000	1,197,320
New Haven USD (BAM)	5.00%	8/1/2028	AA	1,000	1,190,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Oakland USD	6.125%	8/1/2029	NR		$1,000	$1,140,740
Piedmont USD	5.00%	8/1/2034	AA		1,200	1,365,444
PR Comwlth GO	5.50%	7/1/2031	BB		3,000	2,196,840
San Diego USD	5.00%	7/1/2027	AA-		2,000	2,390,300
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,127,130
Santa Monica CCD	5.00%	8/1/2044	AA		1,500	1,729,035
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,227,353
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,191,870
West Contra Costa USD	6.00%	8/1/2027	Aa3		1,000	1,366,410
Total						48,536,714

Health Care 13.16%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2032	BBB+	(a)	1,060	1,157,350
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,048,060
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2022	AA-		110	129,039
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,130,750
CA Hlth - Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,421,487
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,110,210
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,206,780
CA Hlth - Providence Hlth	5.00%	10/1/2038	AA-		1,000	1,159,490
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA-		1,025	1,223,502
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	A1		2,000	2,339,440
CA Hlth - St Joseph Hlth	5.00%	7/1/2034	AA-		1,000	1,211,200
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,382,440
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		500	571,640
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BBB		2,000	2,195,820
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BBB		1,000	1,090,840
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,188,490
CA Stwde Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2042	A+		2,000	2,215,820
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(a)	635	697,306
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		520	560,940
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,581,660
Upland COP - San Antonio Cmnty Hsp	6.00%	1/1/2026	A-		2,000	2,322,960
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.00%	6/1/2044	A+		1,000	1,126,100
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A+		1,000	1,189,210
Total						32,260,534

Housing 2.01%

CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	BBB		1,000	1,122,300
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2038	Baa2		1,000	1,029,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)

CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa2		$1,500	$1,666,695
Los Angeles Regl Fin Auth - MonteCedro Prk	5.00%	11/15/2044	A+		1,000	1,103,680
Total						4,922,035

Lease Obligations 6.73%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A1		1,000	1,168,620
CA Pub Wks - State Prisons	5.75%	10/1/2031	A1		2,000	2,417,120
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A1		1,000	1,115,400
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A1		1,000	1,185,740
CA Pub Wks - Various Cap Proj	6.375%	11/1/2034	A1		2,000	2,453,140
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-		1,220	1,382,040
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA		1,000	1,192,570
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,477,900
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,100,637
Total						16,493,167

Other Revenue 2.78%

CA Fin Auth - High Tech†	6.00%	7/1/2028	BB	(a)	850	872,236
CA Fin Auth - OCEAA	6.75%	10/1/2028	NR		1,390	1,410,350
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,224,800
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BB+		600	626,250
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,674,225
Total						6,807,861

Special Tax 9.37%

Brentwood Infra Fin Auth	5.00%	9/2/2036	NR		1,000	1,114,150
Corona Norco Sch Dist PFA	5.00%	9/1/2021	BBB+		350	410,806
Emeryville Redev Agy (AGM)	5.00%	9/1/2023	AA		1,000	1,208,110
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,579,223
Inland Valley Redev Agy	5.25%	9/1/2037	A-		1,000	1,150,360
Irvine CFD - Great Park	5.00%	9/1/2044	NR		500	551,055
Irvine Pub Facs & Infra Auth	4.50%	9/2/2025	BBB+		650	669,974
La Quinta Redev Agy	5.00%	9/1/2033	AA-		1,000	1,150,220
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,179,730
Norco Redev Agy - Proj #1	6.00%	3/1/2036	A+		1,120	1,306,178
Poway USD PFA	5.00%	9/15/2024	BBB		280	317,512
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2032	AA		1,300	1,497,613
Riverside Co Redev Agy - Tax Alloc	6.00%	10/1/2037	A-		2,000	2,326,520
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A-		1,000	1,197,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

San Francisco Redev - Mission Bay North	6.75%	8/1/2033	A-		$500	$613,280
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-		1,000	1,220,290
San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB+		1,500	1,734,690
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB		150	150,717
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR		500	550,725
Santa Cruz Redev Agy - Live Oak	6.625%	9/1/2029	A		500	586,030
Santa Cruz Redev Agy - Live Oak	7.00%	9/1/2036	A		500	584,805
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A		1,500	1,867,335
Total						22,966,373

Tax Revenue 2.52%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+		1,030	1,160,213
PR Corp Sales Tax	5.00%	8/1/2024	BBB-		1,000	825,390
PR Corp Sales Tax	5.25%	8/1/2041	BBB-		1,000	698,960
San Joaquin Co Trsp Auth	5.75%	3/1/2028	AA		450	538,866
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2		1,000	1,225,060
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA		1,500	1,735,665
Total						6,184,154

Tobacco 5.40%

Golden St Tobacco	4.50%	6/1/2027	B		1,510	1,428,747
Golden St Tobacco	5.00%	6/1/2033	B-		1,070	884,098
Golden St Tobacco	5.00%	6/1/2045	A1		1,200	1,220,556
Golden St Tobacco	5.125%	6/1/2047	B-		2,520	1,902,071
Golden St Tobacco	5.75%	6/1/2047	B-		2,000	1,652,740
Golden St Tobacco (FGIC)	5.00%	6/1/2035	A1		4,305	4,385,503
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	790	788,254
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		1,200	974,532
Total						13,236,501

Transportation 13.34%

Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-		800	957,208
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		1,425	1,676,056
Bay Area Toll Auth	0.74%#	4/1/2047	AA		1,000	1,015,090
Bay Area Toll Auth	5.00%	10/1/2033	A+		2,905	3,275,852
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,500	1,737,840
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		2,000	2,336,820
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		2,755	3,214,396
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA		2,000	2,276,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2021	AA	$1,325	$1,570,761
Los Angeles Harbor AMT	5.00%	8/1/2036	AA	1,000	1,140,270
Port Oakland AMT	5.125%	5/1/2031	A+	1,250	1,399,525
San Diego Arpt AMT	5.00%	7/1/2027	A+	1,000	1,155,340
San Francisco Arpt AMT	5.00%	5/1/2027	A+	1,430	1,608,350
San Francisco Port Commn AMT	5.00%	3/1/2030	A1	1,415	1,618,067
San Joaquin Hills Trsp Corridor	5.00%	1/15/2044	BBB-	1,000	1,077,630
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	4,085	4,298,850
San Jose Arpt	5.00%	3/1/2029	A2	500	584,295
San Jose Arpt AMT	6.25%	3/1/2034	A2	1,500	1,762,755
Total					32,705,225

Utilities 15.50%

Adelanto Util Sys	6.625%	7/1/2031	NR	1,000	1,159,740
Burbank Water & Pwr Elec	5.00%	6/1/2023	AA-	1,000	1,157,330
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2026	NR	1,935	2,199,573
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2026	AAA	65	73,257
Chino Basin Desalter Auth (AG)	5.00%	6/1/2027	AA	2,000	2,230,640
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	1,000	1,192,300
Dublin San Ramon Svcs Dist Wtr	5.25%	8/1/2029	AA-	1,250	1,466,262
El Dorado Irrigation Dist (AGM)	5.25%	3/1/2039	AA	750	874,358
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	705	814,874
Guam Waterworks Auth	5.50%	7/1/2043	A-	500	577,635
Lathrop Fin Auth	6.00%	6/1/2035	NR	1,135	1,141,617
Long Beach Nat Gas - ML	1.586%#	11/15/2026	A-	1,000	924,830
Long Beach Nat Gas - ML	5.25%	11/15/2020	A-	1,505	1,754,168
Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2026	AA-	2,000	2,381,520
MSR Energy Auth - Citi	7.00%	11/1/2034	A-	1,000	1,425,100
Northern CA Pwr - Geothermal #3	5.50%	7/1/2022	A1	1,985	2,347,163
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB-	2,100	1,500,786
Riverside Elec (AGM)	5.00%	10/1/2027	AA	1,000	1,128,630
Rowland Water Dist COP	6.50%	12/1/2035	AA-	1,500	1,811,145
Sacramento Co Santn Dist (NPFGC)	5.25%	12/1/2023	AA	1,500	1,874,910
Sacramento MUD	5.00%	8/15/2026	AA-	1,500	1,813,320
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	A	2,000	2,285,900
Santa Rosa Wastewtr	5.00%	9/1/2025	AA-	1,000	1,179,990
Southern CA Pub Pwr Auth - Apex	5.00%	7/1/2038	AA-	1,000	1,154,230
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A-	2,000	2,356,120
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2029	AA	1,000	1,178,440
Total					38,003,838
Total Municipal Bonds (cost $221,315,169)					242,267,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2014

Investments	Shares (000)		Fair Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus General CA Municipal (cost $500)	—	(i)	$500

Total Investments in Securities 98.83% (cost $221,315,669)			242,268,042

Cash and Other Assets in Excess of Liabilities(h) 1.17%			2,870,511

Net Assets 100.00%			$245,138,553

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	March 2015	14	Short	$(2,023,875)	$(37,211)

Note: See Footnotes to Schedules of Investments on page 92 of this report.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$242,267,542	$—	$242,267,542
Money Market Mutual Fund	500	—	—	500
Total	$500	$242,267,542	$—	$242,268,042
Liabilities
Trust Certificates(4)	$—	$(1,500,000)	$—	$(1,500,000)
Total	$—	$(1,500,000)	$—	$(1,500,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(37,211)	—	—	(37,211)
Total	$(37,211)	$—	$—	$(37,211)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended December 31, 2014.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.84%

Corporate-Backed 3.96%

Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$250	$282,265
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	B	1,000	1,059,000
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	B	320	320,973
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	B	350	378,066
NJ EDA - Glimcher Pptys AMT	6.00%	11/1/2028	NR	1,085	1,085,423
NJ EDA - Goethals Brdg	5.00%	7/1/2023	BBB-	70	81,560
NJ EDA - Goethals Brdg (AGM)	5.00%	1/1/2031	AA	50	55,092
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	111,725
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	500	567,820
Total					3,941,924

Education 13.07%

NJ Ed Fac - Clg of NJ	5.00%	7/1/2038	A	500	560,500
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2	500	567,315
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2034	A1	1,000	1,173,970
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	1,000	1,249,220
NJ Ed Facs - Rowan Univ	5.00%	7/1/2022	A+	425	493,497
NJ Ed Facs - Seton Hall Univ	5.00%	7/1/2038	A	1,000	1,141,620
NJ Ed Facs - Seton Hall Univ	6.00%	7/1/2028	A	2,450	2,839,942
NJ EDA - Rutgers State Univ	5.00%	6/15/2038	AA-	500	578,115
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,250	1,314,075
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,125,160
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	845,790
NJ Inst of Tech	5.00%	7/1/2032	A+	500	572,010
Rutgers State Univ	5.00%	5/1/2031	AA-	500	565,750
Total					13,026,964

General Obligation 6.76%

Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	589,965
Guam GO	7.00%	11/15/2039	BB-	140	164,927
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,142,146
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	590	688,483
New Brunswick GO	5.00%	10/1/2023	A+	500	579,715
PR Comwlth GO	5.375%	7/1/2030	BB	1,000	732,940
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,124
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,064,170
Woodbridge Twp Sewer Utility	4.00%	7/1/2024	AA+	695	769,789
Total					6,737,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care 14.60%

Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB	$500	$560,945
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB	500	556,810
NJ EDA - Lions Gate	5.25%	1/1/2044	NR	245	251,889
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR	1,000	853,970
NJ Hlth - AHS Hsp Corp	6.00%	7/1/2037	A+	650	780,695
NJ Hlth - Barnabas Hlth	4.00%	7/1/2026	A-	90	96,619
NJ Hlth - Barnabas Hlth	5.00%	7/1/2023	A-	650	767,124
NJ Hlth - Barnabas Hlth	5.625%	7/1/2032	A-	925	1,084,988
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	A-	1,000	1,152,400
NJ Hlth - Catholic Hlth E	4.75%	11/15/2029	Aa2	630	700,610
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	566,570
NJ Hlth - Robert Wood Hsp	5.00%	7/1/2039	A	500	563,535
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	A	500	589,885
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-	1,035	1,164,510
NJ Hlth - St Lukes Warren Hsp	5.00%	8/15/2031	A3	1,000	1,118,510
NJ Hlth - Virtua Hlth	5.75%	7/1/2033	A+	2,000	2,296,180
PR Indl Tourist - Ascension Hlth	6.125%	11/15/2025	AA+	415	425,516
PR Indl Tourist - Ascension Hlth	6.125%	11/15/2030	AA+	1,000	1,024,320
Total					14,555,076

Housing 1.11%

NJ EDA - Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,000	1,101,990

Lease Obligations 21.74%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa2	1,250	1,396,025
Newark Hsg - Police Fac (AG)	6.75%	12/1/2038	A3	750	891,622
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	A2	1,000	1,135,080
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-	2,050	2,244,811
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	10	11,050
NJ EDA - Sch Facs	5.00%	9/1/2033	A2	1,020	1,104,742
NJ EDA - Sch Facs	5.00%	6/15/2034	A2	200	220,220
NJ EDA - Sch Facs	5.00%	3/1/2035	A2	1,000	1,088,690
NJ EDA - Sch Facs	5.25%	9/1/2026	A2	755	838,118
NJ EDA - Sch Facs	5.50%	12/15/2029	A2	1,275	1,428,561
NJ EDA - Seeing Eye	5.00%	6/1/2032	A	750	835,200
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A2	1,350	1,491,466
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	A2	1,455	1,685,341
NJ State COP - Equip Lease COP	5.25%	6/15/2029	A2	1,000	1,115,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ Trans Trust Fund	Zero Coupon	12/15/2031	A2	$1,500	$715,200
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A2	1,000	321,970
NJ Trans Trust Fund	5.00%	6/15/2022	A2	1,000	1,141,800
NJ Trans Trust Fund	5.00%	6/15/2038	A2	1,000	1,087,810
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A2	1,000	1,163,300
North Hudson Sewerage Auth	5.00%	6/1/2028	A-	1,000	1,146,860
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR	1,000	603,910
Total					21,667,586

Other Revenue 1.19%

Guam Privilege Tax	5.25%	1/1/2036	A	1,000	1,116,150
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	67,080
Total					1,183,230

Special Tax 0.84%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	840,733

Tax Revenue 7.14%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	500	545,645
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	550,920
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AAA	1,205	1,548,353
Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	375	422,407
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	525	556,237
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	1,000	1,128,930
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	205	229,836
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	70	76,922
PR Corp Sales Tax	5.00%	8/1/2035	BBB-	1,000	695,790
PR Corp Sales Tax	5.25%	8/1/2027	BBB-	1,020	806,983
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	500	557,460
Total					7,119,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 5.76%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	$1,520	$1,693,478
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	1,000	999,960
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	735	681,014
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2	3,155	2,364,073
Total					5,738,525

Transportation 16.87%

Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,000	1,122,220
Delaware River Port Auth	5.00%	1/1/2022	BBB	1,040	1,190,654
Delaware River Port Auth	5.00%	1/1/2028	A	500	588,160
Delaware River Port Auth	5.00%	1/1/2034	A	505	581,033
Hudson Co Impt - Harrison Pkg GTD (AG)	5.125%	1/1/2031	AA	750	840,593
NJ Tpk Auth	5.00%	1/1/2028	A+	535	619,947
NJ Tpk Auth	5.00%	1/1/2033	A+	1,000	1,164,050
NJ Tpk Auth	5.00%	1/1/2038	A+	750	839,235
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	750	934,973
NJ Trans Trust Fund	6.00%	6/15/2035	A2	2,000	2,424,660
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,000	1,198,060
Port Auth NY & NJ	5.00%	9/1/2030	AA-	1,000	1,200,850
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,020	1,179,181
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	100	121,233
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,139,210
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,124,970
South Jersey Trans Auth	5.00%	11/1/2039	A-	500	545,340
Total					16,814,369

Utilities 4.80%

Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	462,340
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,040,000
NJ Env Infra Trust	5.00%	9/1/2021	AAA	1,145	1,387,317
Passaic Valley Swr Sys (NPFGC)	2.50%	12/1/2032	A2	525	436,931
Passaic Valley Wtr (AGM)	5.00%	12/15/2026	AA	300	361,407
Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,099,280
Total					4,787,275
Total Municipal Bonds (cost $93,243,802)					97,514,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2014

Investments	Shares (000)	Fair Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $500)	1	$500

Total Investments in Securities 97.84% (cost $93,244,302)		97,514,914

Cash and Other Assets in Excess of Liabilities(h) 2.16%		2,157,536

Net Assets 100.00%		$99,672,450

Open Futures Contracts at December 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	March 2015	9	Short	$(1,301,063)	$(39,953)

Note: See Footnotes to Schedules of Investments on page 92 of this report.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$97,514,414	$—	$97,514,414
Money Market Mutual Fund	500	—	—	500
Total	$500	$97,514,414	$—	$97,514,914
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(39,953)	—	—	(39,953)
Total	$(39,953)	$—	$—	$(39,953)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended December 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.09%

Corporate-Backed 7.97%

Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR		$250	$257,328
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A-		1,750	2,106,090
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2		500	506,165
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	Ba2		500	516,615
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR		4,775	4,951,579
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa		1,000	1,136,780
NY Liberty Dev Corp - B of A Tower	5.625%	7/15/2047	AA		1,600	1,789,792
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		1,370	1,484,409
NYC IDA - British Airways AMT	5.25%	12/1/2032	BB		2,265	2,272,225
NYC IDA - InterActive Corp	5.00%	9/1/2035	BBB		1,315	1,341,024
NYC IDA - Jetblue AMT	5.125%	5/15/2030	B		1,750	1,753,570
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB		1,750	1,905,925
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB		1,340	1,353,976
Syracuse IDA - Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	BBB-		5,000	5,113,700
Total						26,489,178

Education 12.50%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+		1,350	1,622,565
Build NYC Res Corp - CUNY	5.00%	6/1/2027	Aa2		400	480,352
Build NYC Res Corp - CUNY	5.00%	6/1/2029	Aa2		500	593,550
Build NYC Res Corp - CUNY	5.00%	6/1/2031	Aa2		1,120	1,319,382
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2023	BBB-		500	521,960
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2034	BBB-		300	326,787
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2039	BBB-		350	375,578
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,000	1,045,700
Monroe Co IDC - Univ of Rochester	5.00%	7/1/2036	AA-		1,750	1,993,600
Monroe IDC - Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA		1,000	1,125,930
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2035	BBB+		500	543,660
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2042	BBB+		1,200	1,288,812
NY Dorm - Brooklyn Law School	5.00%	7/1/2024	BBB+		1,000	1,227,890
NY Dorm - Cornell Univ	5.00%	7/1/2040	Aa1		1,000	1,132,350
NY Dorm - Fordham University	5.25%	7/1/2031	A		2,275	2,635,633
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB-		1,000	1,104,140
NY Dorm - NYU	5.25%	7/1/2034	AA-		5,500	6,253,170
NY Dorm - Pace Univ	5.00%	5/1/2023	BB+		570	645,730
NY Dorm - Pratt Institute(c)	5.00%	7/1/2034	A3		1,035	1,192,786
NY Dorm - Rockefeller Univ	5.00%	7/1/2038	AA+		1,000	1,144,740
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		1,500	1,712,640
NY Dorm - Teachers Clg	5.375%	3/1/2029	A1		1,025	1,167,004
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,000	1,139,360
NYC IDA - Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-		4,295	4,717,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		$1,000	$1,173,170
Onondaga Co Cultural - Syracuse Univ	5.00%	12/1/2036	AA-		575	648,117
Onondaga Co Cultural - Syracuse Univ	5.00%	12/1/2038	AA-		1,230	1,416,763
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	A3		1,575	1,870,501
Yonkers IDA - Sarah Lawrence Clg	6.00%	6/1/2029	BBB		1,000	1,137,870
Total						41,557,626

General Obligation 5.49%

Guam GO	7.00%	11/15/2039	BB-		280	329,854
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,204,270
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2028	AA		1,000	1,199,510
NYC GO	5.00%	8/1/2021	AA		1,070	1,245,116
NYC GO	5.00%	8/1/2022	AA		2,000	2,402,380
NYC GO	5.00%	8/1/2022	AA		1,200	1,441,428
NYC GO	5.00%	8/1/2026	AA		1,000	1,184,290
NYC GO	5.00%	8/1/2027	AA		1,410	1,664,491
NYC GO	5.00%	10/1/2034	AA		1,500	1,735,950
NYC GO	5.00%	3/1/2036	AA		1,250	1,441,188
NYC GO	5.00%	3/1/2037	AA		1,500	1,708,500
PR Comwlth GO	5.375%	7/1/2030	BB		3,660	2,682,560
Total						18,239,537

Health Care 11.34%

Albany IDA - St Peters Hsp	5.25%	11/15/2027	A+		1,500	1,648,365
Albany IDA - St Peters Hsp	5.50%	11/15/2027	A+		1,000	1,108,220
Build NYC Res Corp - NY Methodist Hsp	5.00%	7/1/2020	Baa1		750	869,737
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		1,000	1,046,540
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	565,700
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,711,407
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,000	1,000,650
Madison Co IDA - Oneida Hlth	5.25%	2/1/2027	BB+		750	773,535
Madison Co IDA - Oneida Hlth	5.50%	2/1/2032	BB+		750	772,710
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2027	BBB+		625	721,950
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2028	BBB+		2,000	2,290,760
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2033	BBB+		375	422,006
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,214,100
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	552,830
NY Dorm - Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(a)	750	791,228
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A-		2,000	2,299,060
NY Dorm - North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,411,894
NY Dorm - North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,123,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NY Dorm - NYU Hsps Ctr	5.00%	7/1/2036	A-		$1,000	$1,144,500
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		1,500	1,751,820
NY Dorm - Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,191,420
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,000	1,177,340
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,142,360
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,239,374
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2042	BB		1,000	1,020,010
Suffolk Co IDA - Catholic Hlth Long Island	5.00%	7/1/2028	BBB+		1,175	1,315,506
Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		975	979,261
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	1,001,310
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,071,760
Westchester Co Hlth Care	6.00%	11/1/2030	A3		850	984,699
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(a)	1,250	1,343,575
Total						37,687,327

Housing 1.01%

NY Mtg Agy - Homeowner Mtg AMT	4.875%	10/1/2030	Aa1		2,255	2,346,192
NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,016,000
Total						3,362,192

Lease Obligations 8.94%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2023	AA		1,055	1,241,978
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	3,030,929
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,170,630
Monroe Co IDA - Rochester Schools	5.00%	5/1/2021	AA		2,500	2,961,025
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA+		2,265	1,999,089
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,863,326
NY Dorm - NY Downtown Hospital	5.00%	2/15/2022	AA		1,000	1,178,600
NY Dorm - Oneida	5.25%	8/15/2028	Aa2		3,375	3,820,399
NY Dorm - SUNY - Third Resolution	5.00%	5/15/2026	AA		2,490	2,946,342
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+		1,000	1,134,380
NY UDC - PIT	5.00%	3/15/2035	AAA		1,500	1,730,520
NYC TFA - Bldg Aid	5.00%	7/15/2022	AA		2,150	2,557,188
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA		1,510	1,799,422
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA		1,425	1,663,460
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR		1,000	603,910
Total						29,701,198

Other Revenue 6.71%

Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-		4,850	5,703,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-	$1,265	$1,388,426
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,223,120
NY Dorm - SUNY	5.00%	7/1/2037	Aa2	1,000	1,142,570
NYC Cultural - Museum Modern Art	5.00%	4/1/2031	AA	1,250	1,401,088
NYC Cultural - Museum Nat History	5.00%	7/1/2031	AA	1,695	2,002,219
NYC Cultural - Whitney Museum	5.00%	7/1/2031	A	2,000	2,237,440
NYC Cultural - Wildlife Consv Soc	5.00%	8/1/2033	AA-	1,750	2,025,607
NYS Muni Bd Bk - Lease	5.00%	12/1/2022	AA	1,520	1,845,584
Utility Debt Sec Auth - LIPA	5.00%	12/15/2041	AAA	1,000	1,166,920
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,164,746
Total					22,301,514

Special Tax 1.40%

NY Sales Tax Asset Receivable Corp	5.00%	10/15/2022	AAA	1,000	1,227,110
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2030	AAA	1,000	1,222,380
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BB+	2,075	2,188,544
Total					4,638,034

Tax Revenue 13.24%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	755	850,447
Hudson Yards	5.75%	2/15/2047	A	2,650	3,063,480
MTA NY - Dedicated Tax	5.00%	11/15/2022	AA	1,010	1,225,211
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	2,000	2,278,420
NY Dorm - PIT	5.00%	12/15/2025	AAA	1,000	1,205,420
NY Dorm - Sales Tax	5.00%	3/15/2030	AAA	500	602,980
NY Dorm - Sales Tax	5.00%	3/15/2038	AAA	1,010	1,174,014
NY Twy Auth - PIT	5.00%	3/15/2023	AAA	2,025	2,390,006
NY UDC - PIT(b)	5.00%	12/15/2025	AAA	3,290	3,652,268
NY UDC - PIT(b)	5.00%	12/15/2026	AAA	4,790	5,317,436
NY UDC - PIT	5.00%	12/15/2028	AAA	3,500	3,961,370
NY UDC - PIT	5.00%	3/15/2033	AAA	1,010	1,173,216
NY UDC - PIT	5.00%	3/15/2036	AAA	1,500	1,743,300
NYC TFA - Future Tax	4.00%	11/1/2022	AAA	1,000	1,137,880
NYC TFA - Future Tax	5.00%	11/1/2021	AAA	2,010	2,419,558
NYC TFA - Future Tax	5.00%	11/1/2023	AAA	1,000	1,216,130
NYC TFA - Future Tax	5.00%	2/1/2027	AAA	1,500	1,748,505
NYC TFA - Future Tax	5.00%	11/1/2032	AAA	1,800	2,126,016
NYC TFA - Future Tax	5.00%	5/1/2034	AAA	2,500	2,789,050
PR Corp Sales Tax	5.25%	8/1/2027	BBB-	640	506,342
PR Corp Sales Tax	5.75%	8/1/2037	BBB-	4,600	3,426,816
Total					44,007,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco 3.27%

Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		$1,335	$1,458,180

Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,257,416
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	1,745	1,734,199
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	BB-	(a)	2,350	2,105,788
TSASC	5.00%	6/1/2026	B+		1,760	1,753,858
TSASC	5.125%	6/1/2042	B-		3,100	2,554,245
Total						10,863,686

Transportation 14.07%

MTA NY	5.00%	11/15/2023	AA-		2,455	2,938,733
MTA NY	5.00%	11/15/2023	AA-		1,395	1,642,361
MTA NY	5.00%	11/15/2023	AA-		1,000	1,204,220
MTA NY	5.00%	11/15/2027	AA-		350	415,212
MTA NY	5.00%	11/15/2027	AA-		1,750	2,091,267
MTA NY	5.00%	11/15/2028	AA-		1,000	1,174,990
MTA NY	5.00%	11/15/2030	AA-		2,000	2,329,360
MTA NY	5.00%	11/15/2038	AA-		2,500	2,836,375
MTA NY	5.25%	11/15/2029	AA-		1,000	1,197,070
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1		1,000	1,131,790
NY Bridge Auth	4.00%	1/1/2027	AA-		1,000	1,105,050
NY Twy Auth	5.00%	1/1/2032	A		3,000	3,505,980
NY Twy Auth	5.00%	1/1/2036	A		1,760	2,002,757
NY Twy Auth - Hwy & Brdg	5.00%	4/1/2028	AA		2,000	2,247,160
NYC IDA - Terminal One Group AMT	5.50%	1/1/2021	A3		1,250	1,305,063
NYC IDA - Terminal One Group AMT	5.50%	1/1/2024	A3		2,000	2,087,080
Port Auth NY & NJ	4.00%	12/1/2022	AA-		1,560	1,767,932
Port Auth NY & NJ	5.00%	9/1/2028	AA-		750	907,755
Port Auth NY & NJ	5.00%	12/1/2038	AA-		1,500	1,734,090
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	BBB-		100	114,535
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	BBB-		70	81,240
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA		290	351,576
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-		1,000	1,146,250
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-		1,250	1,448,675
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-		1,525	1,708,305
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-		1,250	1,356,663
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-		2,500	2,733,250
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+		2,525	3,040,655
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-		1,000	1,151,640
Total						46,757,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities 13.15%

Guam Pwr Auth	5.00%	10/1/2020	BBB	$500		$575,330
Guam Pwr Auth	5.00%	10/1/2021	BBB	500		577,705
Long Island Power Auth	5.00%	9/1/2025	A-	1,000		1,152,800
Long Island Power Auth	5.00%	9/1/2034	A-	2,000		2,282,580
Long Island Power Auth	5.00%	5/1/2038	A-	1,880		2,081,217
Long Island Power Auth	5.00%	9/1/2039	A-	1,000		1,124,550
Long Island Power Auth	5.50%	4/1/2024	A-	2,215		2,505,187
NY Energy - Brooklyn Union Gas AMT	6.952%	7/1/2026	A2	8,000		8,023,760
NY Env Facs - Clean Wtr & Drinking	4.75%	6/15/2032	AAA	3,500		3,771,670
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000		2,278,420
NY Env Facs - Clean Wtr & Drinking	5.00%	11/15/2029	AAA	1,000		1,218,610
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250		1,437,250
NYC Muni Water	5.00%	6/15/2029	AA+	2,000		2,227,520
NYC Muni Water	5.00%	6/15/2034	AA+	3,525		4,047,722
NYC Muni Water	5.00%	6/15/2034	AA+	1,500		1,736,775
NYC Muni Water	5.00%	6/15/2035	AA+	1,675		1,959,147
NYC Muni Water	5.00%	6/15/2035	AA+	1,750		2,019,150
NYC Muni Water	5.00%	6/15/2036	AA+	1,750		2,032,765
NYC Muni Water	5.00%	6/15/2036	AA+	1,750		2,032,765
PR Elec Pwr Auth	5.75%	7/1/2036	CCC	1,250		632,925
Total						43,717,848
Total Municipal Bonds (cost $311,132,831)						329,323,039

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NY Municipal Cash Management (cost $500)				—	(i)	500

Total Investments in Securities 99.09% (cost $311,133,331)						329,323,539

Cash and Other Assets in Excess of Liabilities(h) 0.91%						3,019,969

Net Assets 100.00%						$332,343,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2014

Open Futures Contracts at December 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	March 2015	42	Short	$(6,071,625)	$(168,916)

Note: See Footnotes to Schedules of Investments on page 92 of this report.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$329,323,039	$—	$329,323,039
Money Market Mutual Fund	500	—	—	500
Total	$500	$329,323,039	$—	$329,323,539
Liabilities
Trust Certificates(4)	$—	$(4,030,000)	$—	$(4,030,000)
Total	$—	$(4,030,000)	$—	$(4,030,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(168,916)	—	—	(168,916)
Total	$(168,916)	$—	$—	$(168,916)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended December 31, 2014.
(4)	Refer to Note 2(e) for a description of Municipal Bonds Held in Trust.

See Notes to Schedule of Investments.

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds	A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2014.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at December 31, 2014.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(d)).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Schedule of Investments.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett California Tax Free Income Fund (“California”)
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)
Lord Abbett New York Tax Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of December 31, 2014, as well as the average trust certificates for the period then ended December 31, 2014:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$—	—	$—	$—
Intermediate	3,840,000	.05% - .06%	8,827,516	3,840,000
AMT Free	—	—	—	—
National	62,165,000	.04% - .23%	144,696,866	62,165,000
High Yield	41,160,000	.04% - .09%	93,765,404	41,160,000
California	1,500,000	.05%	3,524,370	1,500,000
New Jersey	—	—	—	—
New York	4,030,000	.05%	8,969,704	4,030,000

Notes to Financial Statements (unaudited)(continued)

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of December 31, 2014, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of December 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
Short Duration	$2,339,652,601	$29,197,149	$(3,317,891)	$25,879,258
Intermediate	3,193,881,447	182,495,423	(28,469,841)	154,025,582
AMT Free	135,228,024	9,215,979	(1,368,551)	7,847,428
National	1,656,056,768	149,244,944	(28,396,902)	120,848,042
High Yield	1,966,649,146	149,855,445	(138,207,479)	11,647,966
California	220,157,647	22,169,256	(1,558,861)	20,610,395
New Jersey	93,153,914	7,040,198	(2,679,198)	4,361,000
New York	306,808,299	21,399,571	(2,914,331)	18,485,240

The difference between book- basis and tax- basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and wash sales.

The following is a summary of U.S. Treasury futures contracts as of December 31, 2014:

Net Unrealized Depreciation
Intermediate	$(944,310)
AMT Free	(80,534)
National	(704,134)
High Yield	(484,495)
California	(37,211)
New Jersey	(39,953)
New York	(168,916)

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2015